UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

190 Carondelet Plaza, Suite 600, St. Louis, Missouri 63105

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq.

Chief Compliance Officer

SA Funds – Investment Trust

190 Carondelet Plaza, Suite 600

St. Louis, Missouri 63105

(Name and address of agent for service)

Copy to:

Brian F. Link, Esq. Managing Director and Managing Counsel State Street Bank and Trust Company One Congress Street, 15th Floor Boston, Massachusetts 02114	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP 45 Fremont St., 26th Floor San Francisco, California 94105

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders.

(a)	Reports pursuant to Rule 30e-1.

SA U.S. Fixed Income Fund
SAUFX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$20	0.40%

Key Fund Statistics
Total Net Assets	$451,295,740
# of Portfolio Holdings	115
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$299,093

What did the Fund invest in?

Portfolio Composition (As a % of long-term investments)
Corporate Bonds and Notes	53.9%
U.S. Government & Agency Obligations	32.7
Yankee Corporate Bonds and Notes	13.4

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA U.S. Fixed Income Fund Semi-Annual Shareholder Report - December 31, 2025 SAUFX

SA Global Fixed Income Fund
SAXIX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$26	0.52%

Key Fund Statistics
Total Net Assets	$542,181,837
# of Portfolio Holdings	125
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$684,958

What did the Fund invest in?

Portfolio Composition (As a % of long-term investments)
Sovereign Bonds and Notes	52.4%
Corporate Bonds and Notes	27.2
U.S. Government & Agency Obligations	20.4

Top Ten Largest Countries (As a % of long-term investments)
United States	32.3%
Canada	19.7
Supranational	16.6
Australia	7.2
New Zealand	5.5
Norway	3.3
France	2.9
Finland	2.7
Denmark	2.7
Others	7.1

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA Global Fixed Income Fund Semi-Annual Shareholder Report - December 31, 2025 SAXIX

SA U.S. Core Market Fund
SAMKX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$35	0.66%

Key Fund Statistics
Total Net Assets	$702,078,944
# of Portfolio Holdings	816
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,400,196

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Information Technology	30.9%
Financials	16.3
Communication Services	11.3
Consumer Discretionary	10.5
Health Care	10.0
Industrials	8.7
Consumer Staples	5.6
Utilities	2.7
Energy	2.4
Materials	1.6

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA U.S. Core Market Fund Semi-Annual Shareholder Report - December 31, 2025 SAMKX

SA U.S. Value Fund
SABTX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$40	0.74%

Key Fund Statistics
Total Net Assets	$566,670,948
# of Portfolio Holdings	277
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,105,094

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	25.0%
Health Care	16.3
Industrials	13.9
Information Technology	12.4
Energy	10.1
Materials	6.7
Communication Services	6.1
Consumer Discretionary	4.6
Consumer Staples	4.3
Real Estate	0.6

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA U.S. Value Fund Semi-Annual Shareholder Report - December 31, 2025 SABTX

SA U.S. Small Company Fund
SAUMX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$47	0.89%

Key Fund Statistics
Total Net Assets	$310,437,708
# of Portfolio Holdings	1,476
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$621,399

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Industrials	22.4%
Financials	21.7
Consumer Discretionary	14.4
Information Technology	12.4
Health Care	9.8
Materials	5.1
Consumer Staples	4.7
Energy	3.6
Utilities	3.3
Communication Services	1.8

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA U.S. Small Company Fund Semi-Annual Shareholder Report - December 31, 2025 SAUMX

SA International Value Fund
SAHMX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$49	0.90%

Key Fund Statistics
Total Net Assets	$619,789,714
# of Portfolio Holdings	407
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,349,159

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	37.2%
Energy	13.1
Materials	12.5
Consumer Discretionary	10.7
Industrials	8.8
Consumer Staples	4.6
Health Care	4.5
Communication Services	2.9
Utilities	2.2
Real Estate	2.1

Top Ten Largest Countries (As a % of long-term investments)
Japan	20.7%
Canada	11.9
United Kingdom	11.8
France	10.1
Germany	8.8
Switzerland	8.2
Australia	5.7
Netherlands	4.7
Spain	3.5
Others	14.6

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA International Value Fund Semi-Annual Shareholder Report - December 31, 2025 SAHMX

SA International Small Company Fund
SAISX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$28	0.52%

Key Fund Statistics
Total Net Assets	$280,883,892
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$346,873

What did the Fund invest in?

Largest Holdings (As a % of total investments)
DFA International Small Company Portfolio, Class Institutional *	100.0
*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/us-en/funds/dfisx/international-small-company-portfolio-i.

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA International Small Company Fund Semi-Annual Shareholder Report - December 31, 2025 SAISX

SA Emerging Markets Value Fund
SAEMX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$56	1.04%

Key Fund Statistics
Total Net Assets	$218,743,219
# of Portfolio Holdings	1,852
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$203,230

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	28.5%
Information Technology	17.9
Consumer Discretionary	12.3
Materials	10.6
Industrials	9.3
Energy	9.0
Communication Services	3.2
Health Care	2.8
Consumer Staples	2.5
Real Estate	2.4
Top Ten Largest Countries (As a % of long-term investments)
China	28.5%
Taiwan	21.4
India	18.5
Korea	13.0
South Africa	3.8
Brazil	2.6
Mexico	1.7
Indonesia	1.6
United Arab Emirates	1.5
Others	7.4

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA Emerging Markets Value Fund Semi-Annual Shareholder Report - December 31, 2025 SAEMX

SA Real Estate Securities Fund
SAREX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$38	0.76%

Key Fund Statistics
Total Net Assets	$114,468,534
# of Portfolio Holdings	131
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$141,863

What did the Fund invest in?

Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	33.4%
Retail REITs	16.5
Health Care REITs	16.2
Residential REITs	14.3
Industrial REITs	11.3
Office REITs	3.4
Hotel & Resort REITs	2.5
Diversified REITs	2.4

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA Real Estate Securities Fund Semi-Annual Shareholder Report - December 31, 2025 SAREX

SA Worldwide Moderate Growth Fund
SAWMX
Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Focus Partners Advisor Solutions, LLC, (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). Shareholders would have paid $37, or 0.70% when considering the acquired fund fees and expenses.

Key Fund Statistics
Total Net Assets	$22,644,997
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$0

What did the Fund invest in?

Largest Holdings (As a % of total investments)
SA International Value Fund	20.2
SA U.S. Value Fund	16.8
SA U.S. Core Market Fund	16.6
SA Global Fixed Income Fund	15.0
SA U.S. Fixed Income Fund	15.0
SA Emerging Markets Value Fund	6.8
SA U.S. Small Company Fund	6.6
SA Real Estate Securities Fund	3.0

Additional Information
If you wish to view additional information about the Fund, including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA Worldwide Moderate Growth Fund Semi-Annual Shareholder Report - December 31, 2025 SAWMX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) The Schedule of Investments is included in the financial statements filed under Item 7(a) of this Form.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)

	FACE AMOUNT	VALUE†

YANKEE CORPORATE BONDS AND NOTES — 13.2%
Consumer, Cyclical — 0.1%
Magna International, Inc., 5.500%, 3/21/33	$400,000	$419,873

Consumer, Non-cyclical — 0.7%
Ashtead Capital, Inc., 5.550%, 5/30/33 ±	1,480,000	1,529,998
BAT Capital Corp., 6.000%, 2/20/34	1,500,000	1,609,746
		3,139,744

Financial — 6.6%
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, 4.336%, 3/18/26 ‡±	12,803,000	12,815,411
Commonwealth Bank of Australia, SOFR + 0.810%, 4.581%, 3/14/30 ‡±	2,000,000	2,021,475
Cooperatieve Rabobank UA, SOFR + 0.710%, 4.453%, 3/05/27 ‡	9,500,000	9,550,081
Credit Agricole SA, SOFR + 0.870%, 4.598%, 3/11/27 ‡±	572,000	574,111
Credit Agricole SA, 5.514%, 7/05/33 ±	400,000	419,680
Mitsubishi UFJ Financial Group, Inc., 3.195%, 7/18/29	2,000,000	1,936,432
Westpac Banking Corp., SOFR + 0.420%, 4.376%, 4/16/26 ‡	2,300,000	2,301,771
		29,618,961

Government — 5.8%
European Bank for Reconstruction & Development, SOFR + 0.420%, 4.363%, 7/22/30 ‡	2,500,000	2,504,181
European Investment Bank, SOFR + 0.320%, 4.141%, 8/14/29 ‡	7,500,000	7,507,580
Inter-American Development Bank, SOFR + 0.370%, 4.245%, 8/01/29 ‡	4,000,000	4,001,862
Kommunalbanken AS, SOFR + 0.400%, 4.175%, 3/03/28 ‡±	5,000,000	5,013,371
Province of Ontario Canada, 4.200%, 1/18/29	3,000,000	3,047,243
Svensk Exportkredit AB, SOFR + 1.000%, 4.860%, 5/05/27 ‡	2,500,000	2,525,231
Svensk Exportkredit AB, SOFR + 1.000%, 4.873%, 8/03/26 ‡	1,600,000	1,606,916
		26,206,384
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $59,034,468)		59,384,962

CORPORATE BONDS AND NOTES — 53.1%
Basic Material — 0.4%
LYB International Finance III LLC, 5.500%, 3/01/34	2,000,000	1,981,911

Communications — 4.3%
Amazon.com, Inc., 3.600%, 4/13/32	4,719,000	4,584,568
Cisco Systems, Inc., 4.800%, 2/26/27	2,000,000	2,023,144
Cisco Systems, Inc., 4.950%, 2/24/32	3,000,000	3,102,352
Comcast Corp., 4.250%, 1/15/33	3,500,000	3,431,074
Meta Platforms, Inc., 3.850%, 8/15/32	3,000,000	2,915,036
Meta Platforms, Inc., 4.550%, 8/15/31	400,000	407,609
Meta Platforms, Inc., 4.950%, 5/15/33	3,000,000	3,094,229
		19,558,012

Consumer, Cyclical — 2.8%
American Honda Finance Corp., 5.200%, 3/05/35	500,000	507,887
Costco Wholesale Corp., 1.750%, 4/20/32	5,000,000	4,346,195
Hyatt Hotels Corp., 5.375%, 12/15/31	1,600,000	1,650,208
Walmart, Inc., SOFR + 0.430%, 4.318%, 4/28/27 ‡	6,213,000	6,237,955
		12,742,245

Consumer, Non-cyclical — 10.6%
Cargill, Inc., 4.000%, 6/22/32 ±	2,000,000	1,955,433
Cigna Group (The), 5.250%, 2/15/34	3,000,000	3,094,827
Elevance Health, Inc., 4.100%, 5/15/32	151,000	147,125
Eli Lilly & Co., SOFR + 0.530%, 4.627%, 10/15/28 ‡	3,500,000	3,535,857
McKesson Corp., 4.250%, 9/15/29	2,000,000	2,014,927

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†

CORPORATE BONDS AND NOTES (Continued)
Consumer, Non-cyclical (Continued)
Merck & Co., Inc., SOFR + 0.460%, 4.183%, 9/15/27 ‡	$1,622,000	$1,631,332
Nestle Capital Corp., 4.875%, 3/12/34 ±	9,000,000	9,279,045
Novartis Capital Corp., 4.000%, 9/18/31	5,000,000	4,982,034
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	3,108,079
Procter & Gamble Co. (The), 4.550%, 1/29/34	4,000,000	4,071,555
Roche Holdings, Inc., SOFR + 0.740%, 4.549%, 11/13/26 ‡±	900,000	904,607
Roche Holdings, Inc., 4.909%, 3/08/31 ±	5,400,000	5,595,168
Roche Holdings, Inc., 5.593%, 11/13/33 ±	6,000,000	6,436,221
UnitedHealth Group, Inc., 5.150%, 7/15/34	1,000,000	1,026,434
		47,782,644

Energy — 2.4%
BP Capital Markets America, Inc., 4.812%, 2/13/33	1,000,000	1,014,636
BP Capital Markets America, Inc., 4.893%, 9/11/33	2,500,000	2,547,870
Chevron USA, Inc., SOFR + 0.360%, 4.138%, 2/26/27 ‡	459,000	460,119
Chevron USA, Inc., SOFR + 0.470%, 4.248%, 2/26/28 ‡	6,744,000	6,771,664
		10,794,289

Financial — 25.0%
Allstate Corp. (The), 5.250%, 3/30/33	400,000	417,388
American Express Co., SOFR + 0.650%, 4.498%, 11/04/26 ‡	1,500,000	1,505,568
American National Group, Inc., 6.144%, 6/13/32 ±	1,100,000	1,150,861
Americold Realty Operating Partnership LP, 5.600%, 5/15/32	2,000,000	2,017,420
Ameriprise Financial, Inc., 5.150%, 5/15/33	1,000,000	1,041,096
Assurant, Inc., 2.650%, 1/15/32	2,000,000	1,777,285
Bank of America NA, SOFR + 1.020%, 4.824%, 8/18/26 ‡	2,500,000	2,511,010
Bank of America NA, 5.526%, 8/18/26	5,000,000	5,046,318
Bank of New York Mellon Corp. (The), 1.050%, 10/15/26	1,000,000	978,719
Bank of New York Mellon Corp. (The), 2.050%, 1/26/27	7,000,000	6,873,647
Bank of New York Mellon Corp. (The), 2.450%, 8/17/26	2,000,000	1,982,742
Bank of New York Mellon Corp. (The), 2.500%, 1/26/32	400,000	365,524
BlackRock Funding, Inc., 5.000%, 3/14/34	4,000,000	4,138,007
Blackrock, Inc., 1.900%, 1/28/31	5,800,000	5,221,304
Camden Property Trust, 4.900%, 1/15/34	1,500,000	1,524,246
Charles Schwab Corp. (The), 2.900%, 3/03/32	1,000,000	919,472
Citibank NA, SOFR + 1.060%, 4.806%, 12/04/26 ‡	2,000,000	2,015,340
CNA Financial Corp., 5.125%, 2/15/34	3,000,000	3,032,950
EPR Properties, 3.600%, 11/15/31	2,700,000	2,510,290
Jefferies Financial Group, Inc., 6.200%, 4/14/34	2,000,000	2,115,771
JPMorgan Chase Bank NA, SOFR + 1.000%, 4.740%, 12/08/26 ‡	13,000,000	13,105,850
Kimco Realty OP LLC, 4.850%, 3/01/35	500,000	498,904
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,947,633
Mastercard, Inc., 2.000%, 11/18/31	771,000	688,386
Mastercard, Inc., 4.350%, 1/15/32	7,600,000	7,654,175
Mid-America Apartments LP, 5.000%, 3/15/34	2,400,000	2,434,961
Morgan Stanley Bank NA, SOFR + 1.165%, 5.034%, 10/30/26 ‡	4,000,000	4,033,295
National Securities Clearing Corp., 4.350%, 5/20/27 ±	3,000,000	3,025,335
National Securities Clearing Corp., SOFR + 0.570%, 4.362%, 5/20/27 ‡±	1,000,000	1,003,604
Prologis LP, 5.000%, 1/31/35	500,000	508,048
Public Storage Operating Co., SOFR + 0.700%, 4.646%, 4/16/27 ‡	2,000,000	2,006,952
Realty Income Corp., 2.850%, 12/15/32	600,000	539,287
Realty Income Corp., 5.125%, 2/15/34	1,000,000	1,026,897
Simon Property Group LP, 5.500%, 3/08/33	1,000,000	1,056,880
State Street Bank & Trust Co., SOFR + 0.460%, 4.244%, 11/25/26 ‡	450,000	451,092
State Street Bank & Trust Co., 4.594%, 11/25/26	2,000,000	2,015,565
State Street Corp., SOFR + 0.640%, 4.553%, 10/22/27 ‡	5,120,000	5,146,983
State Street Corp., SOFR + 0.845%, 4.679%, 8/03/26 ‡	4,000,000	4,012,440

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†

CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
State Street Corp., 4.993%, 3/18/27	$1,000,000	$1,013,846
Wells Fargo Bank NA, SOFR + 1.060%, 4.886%, 8/07/26 ‡	2,924,000	2,937,651
Wells Fargo Bank NA, 5.254%, 12/11/26	4,500,000	4,555,331
Wells Fargo Bank NA, 5.450%, 8/07/26	5,000,000	5,042,456
		112,850,529
Industrial — 1.5%
Amphenol Corp., 5.250%, 4/05/34	600,000	626,230
Avnet, Inc., 5.500%, 6/01/32	3,000,000	3,051,591
Caterpillar Financial Services Corp., SOFR + 0.520%, 4.271%, 3/03/28 ‡	3,105,000	3,111,361
		6,789,182
Technology — 3.9%
Accenture Capital, Inc., 4.500%, 10/04/34	5,000,000	4,944,059
IBM International Capital Pte. Ltd., 4.900%, 2/05/34	3,000,000	3,034,815
Intel Corp., 5.150%, 2/21/34	2,000,000	2,029,646
Texas Instruments, Inc., 1.900%, 9/15/31	8,401,000	7,474,322
		17,482,842
Utilities — 2.2%
Georgia Power Co., 5.250%, 3/15/34	2,600,000	2,688,978
NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/34	3,000,000	3,086,577
NextEra Energy Capital Holdings, Inc., 5.300%, 3/15/32	1,000,000	1,043,419
Virginia Electric & Power Co., 5.000%, 1/15/34	3,000,000	3,050,236
		9,869,210
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $235,208,849)		239,850,864

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.2%
Sovereign — 0.5%
Federal Home Loan Mortgage Corp., SOFR + 0.220%, 3.930%, 5/23/28 ‡	2,339,000	2,340,021

U.S. Treasury Securities — 31.7%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.098%, 3.700%, 1/31/27 ‡	18,000,000	17,995,725
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.159%, 3.761%, 7/31/27 ‡	11,000,000	11,007,182
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.160%, 3.762%, 4/30/27 ‡	23,500,000	23,509,433
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.245%, 3.847%, 1/31/26 ‡	3,250,000	3,249,949
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	11,137,814	11,074,054
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	21,446,460	21,251,425
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	24,215,520	23,787,561
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	2,539,700	2,400,196
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	1,250,700	1,167,619
U.S. Treasury Inflation-Indexed Notes, 0.250%, 7/15/29	6,364,100	6,138,809
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	19,298,920	19,084,074
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	1,420,900	1,365,839
U.S. Treasury Inflation-Indexed Notes, 1.750%, 1/15/34	1,165,087	1,160,676
		143,192,542
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $145,741,192)		145,532,563

	SHARES
SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.7%
State Street Institutional U.S. Government Money Market Fund 3.490%	2,997,461	2,997,461

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,997,461)		2,997,461

Total Investments — 99.2% (Identified Cost $442,981,970)		447,765,850
Cash and Other Assets, Less Liabilities — 0.8%		3,529,890
Net Assets — 100.0%		$451,295,740
†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2025 amounted to $51,724,321 or 11.46% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2025.

Key to abbreviations:

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)

		FACE AMOUNT	VALUE†

BONDS AND NOTES — 98.8%
Australia — 7.1%
Australia & New Zealand Banking Group Ltd., (SOFR + 0.620%), 4.396%, 6/18/28 ‡±	USD	2,000,000	$2,008,295
Australia & New Zealand Banking Group Ltd., (SOFR + 0.650%), 4.437%, 9/30/27 ‡±	USD	713,000	716,758
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 4.568%, 3/31/26 ‡	AUD	1,500,000	1,002,373
Australia & New Zealand Banking Group Ltd., (SOFR + 0.810%), 4.757%, 1/18/27 ‡±	USD	1,900,000	1,911,138
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 4.839%, 11/04/27 ‡	AUD	500,000	337,879
Commonwealth Bank of Australia, (SOFR + 0.460%), 4.272%, 11/27/26 ‡±	USD	2,750,000	2,754,954
Commonwealth Bank of Australia, (SOFR + 0.640%), 4.411%, 3/14/28 ‡±	USD	3,360,000	3,379,679
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 4.725%, 1/13/28 ‡	AUD	1,500,000	1,013,418
Macquarie Bank Ltd., (SOFR + 0.740%), 4.512%, 6/12/28 ‡±	USD	1,300,000	1,307,234
National Australia Bank Ltd., (SOFR + 0.620%), 4.394%, 6/11/27 ‡±	USD	5,969,000	5,995,179
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 4.414%, 5/12/26 ‡	AUD	1,500,000	1,002,797
National Australia Bank Ltd., (SOFR + 0.650%), 4.421%, 6/13/28 ‡±	USD	2,200,000	2,211,383
National Australia Bank Ltd., (SOFR + 0.790%), 4.761%, 1/14/30 ‡±	USD	3,000,000	3,025,064
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 4.850%, 11/25/27 ‡	AUD	500,000	337,936
New South Wales Treasury Corp., 1.750%, 3/20/34	AUD	4,000,000	2,070,066
Queensland Treasury Corp., 1.750%, 7/20/34	AUD	4,500,000	2,288,704
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	3,278,237
Westpac Banking Corp., (3-mo. Swap + 0.750%), 4.403%, 2/16/26 ‡	AUD	1,000,000	667,726
Westpac Banking Corp., (SOFR + 0.820%), 4.607%, 7/01/30 ‡	USD	300,000	302,672
Westpac Banking Corp., (3-mo. Swap + 0.980%), 4.633%, 2/16/28 ‡	AUD	500,000	336,895
Westpac Banking Corp., (SOFR + 0.810%), 4.766%, 4/16/29 ‡	USD	2,790,000	2,811,960
			38,760,347

Belgium — 0.7%
Kingdom of Belgium Government Bonds, 2.850%, 10/22/34	EUR	2,800,000	3,194,290
Ministeries Van de Vlaamse Gemeenschap, 2.750%, 10/22/29	EUR	400,000	470,943
			3,665,233

Canada — 19.5%
Canada Housing Trust No. 1, 1.750%, 6/15/30 ±	CAD	4,000,000	2,761,027
Canada Housing Trust No. 1, 2.850%, 6/15/30 ±	CAD	2,000,000	1,446,464
City of Montreal, 4.250%, 9/01/33	CAD	5,000,000	3,765,681
CPPIB Capital, Inc., 4.300%, 6/02/34	CAD	10,000,000	7,609,282
CPPIB Capital, Inc., (SOFR + 1.250%), 4.990%, 3/11/26 ‡±	USD	250,000	250,545
OMERS Finance Trust, 3.250%, 1/28/35	EUR	2,000,000	2,306,160
Ontario Teachers’ Finance Trust, 1.850%, 5/03/32 ±	EUR	2,619,000	2,855,350
Province of Alberta Canada, 3.125%, 10/16/34	EUR	2,500,000	2,892,478
Province of Alberta Canada, 4.150%, 6/01/33	CAD	12,800,000	9,717,602
Province of British Columbia Canada, 4.150%, 6/18/34	CAD	18,300,000	13,776,965
Province of Manitoba Canada, 3.800%, 6/02/33	CAD	9,000,000	6,660,098
Province of Manitoba Canada, 4.250%, 6/02/34	CAD	11,000,000	8,327,630
Province of Manitoba Canada, 4.850%, 8/28/34	AUD	2,000,000	1,277,628
Province of Ontario Canada, 3.650%, 6/02/33	CAD	12,500,000	9,185,257
Province of Ontario Canada, 4.150%, 6/02/34	CAD	6,600,000	4,974,786
Province of Ontario Canada, 5.350%, 5/08/34	AUD	2,000,000	1,343,576
Province of Quebec Canada, 0.000%, 10/29/30 #	EUR	250,000	257,107
Province of Quebec Canada, 3.600%, 9/01/33	CAD	6,800,000	4,952,474

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

		FACE
		AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Canada (Continued)
Province of Quebec Canada, 4.450%, 9/01/34	CAD	10,000,000	$7,658,045
Province of Saskatchewan Canada, 3.300%, 5/08/34	EUR	6,600,000	7,791,814
PSP Capital, Inc., 3.250%, 7/02/34	EUR	5,000,000	5,823,796
			105,633,765

Denmark — 2.7%
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	12,400,000	14,491,166

Finland — 2.7%
Finnvera OYJ, 2.375%, 10/29/30	EUR	1,700,000	1,967,645
Kuntarahoitus OYJ, (SOFR + 1.000%), 4.875%, 2/02/29 ‡	USD	7,500,000	7,633,303
Nordea Bank Abp, (SOFR + 0.740%), 4.465%, 3/19/27 ‡±	USD	5,000,000	5,021,830
			14,622,778

France — 2.9%
Caisse des Depots et Consignations, (SOFR + 0.340%), 4.211%, 5/03/26 ‡	USD	4,800,000	4,797,615
LVMH Moet Hennessy Louis Vuitton SE, 2.625%, 3/07/29	EUR	3,000,000	3,525,027
LVMH Moet Hennessy Louis Vuitton SE, 3.000%, 3/07/32	EUR	2,000,000	2,342,551
LVMH Moet Hennessy Louis Vuitton SE, 3.500%, 9/07/33	EUR	4,200,000	5,040,439
			15,705,632

Germany — 0.9%
Deutsche Boerse AG, 3.875%, 9/28/33	EUR	1,300,000	1,578,410
Kreditanstalt fuer Wiederaufbau, 0.050%, 9/29/34	EUR	3,500,000	3,190,195
			4,768,605

Netherlands — 2.3%
BNG Bank NV, 0.100%, 1/15/30	EUR	1,000,000	1,064,724
BNG Bank NV, 0.125%, 4/19/33	EUR	4,000,000	3,828,564
BNG Bank NV, 2.750%, 8/28/34	EUR	5,000,000	5,706,744
Cooperatieve Rabobank UA, (SOFR + 0.710%), 4.453%, 3/05/27 ‡	USD	500,000	502,636
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 4.533%, 5/22/26 ‡	AUD	700,000	468,112
Cooperatieve Rabobank UA, (SOFR + 0.900%), 4.911%, 10/05/26 ‡	USD	1,110,000	1,115,595
			12,686,375

New Zealand — 5.4%
New Zealand Government Bonds, 2.000%, 5/15/32	NZD	31,000,000	15,810,760
New Zealand Local Government Funding Agency Bonds, 2.250%, 5/15/31	NZD	15,000,000	7,891,697
New Zealand Local Government Funding Agency Bonds, 4.500%, 5/14/32	NZD	5,000,000	2,916,205
New Zealand Local Government Funding Agency Bonds, 5.000%, 3/08/34	AUD	4,500,000	2,956,167
			29,574,829

Norway — 3.2%
Equinor ASA, 1.375%, 5/22/32	EUR	2,000,000	2,104,565
Kommunalbanken AS, (SOFR + 1.000%), 4.725%, 6/17/26 ‡	USD	15,300,000	15,358,985
			17,463,550

Singapore — 1.8%
DBS Group Holdings Ltd., (SOFR + 0.600%), 4.376%, 3/21/28 ‡±	USD	3,400,000	3,411,329
DBS Group Holdings Ltd., (SOFR + 0.600%), 4.376%, 3/21/28 ‡	USD	1,200,000	1,203,998
DBS Group Holdings Ltd., (SOFR + 0.650%), 4.426%, 3/21/30 ‡	USD	5,100,000	5,118,792
			9,734,119

Supranational — 16.5%
Asian Development Bank, (SOFR + 0.300%), 4.025%, 6/20/28 ‡	USD	2,000,000	2,000,138
Asian Development Bank, (SOFR + 1.000%), 4.787%, 8/27/26 ‡	USD	2,896,000	2,912,056
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,295,875
Asian Development Bank, (SOFR + 1.000%), 5.023%, 4/06/27 ‡	USD	200,000	201,893
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 4.440%, 8/16/27 ‡	USD	5,000,000	5,028,933

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Supranational (Continued)
European Bank for Reconstruction & Development, (SOFR + 0.330%), 4.137%, 2/20/28 ‡	USD	10,000,000	$10,011,104
European Bank for Reconstruction & Development, (SOFR + 0.190%), 4.153%, 4/14/26 ‡	USD	3,126,000	3,125,668
European Investment Bank, (SOFR + 0.320%), 4.141%, 8/14/29 ‡	USD	2,000,000	2,002,021
European Investment Bank, (SOFR + 1.000%), 4.789%, 5/21/28 ‡	USD	3,800,000	3,867,385
European Union, 3.000%, 12/04/34	EUR	5,000,000	5,839,867
European Union, 3.125%, 12/04/30	EUR	1,000,000	1,202,399
European Union, 3.250%, 7/04/34	EUR	7,200,000	8,588,104
Inter-American Development Bank, (SOFR + 0.270%), 3.995%, 3/20/28 ‡	USD	2,000,000	1,999,419
Inter-American Development Bank, (SOFR + 0.370%), 4.245%, 8/01/29 ‡	USD	4,000,000	4,001,862
Inter-American Development Bank, (SOFR + 0.280%), 4.267%, 4/12/27 ‡	USD	1,000,000	1,000,863
Inter-American Development Bank, (SOFR + 0.350%), 4.381%, 10/04/27 ‡	USD	5,483,000	5,493,997
Inter-American Development Bank, (SOFR + 0.350%), 4.381%, 10/05/28 ‡	USD	3,020,000	3,024,592
International Bank for Reconstruction & Development, (SOFR + 0.180%), 3.911%, 6/15/26 ‡	USD	1,500,000	1,500,961
International Bank for Reconstruction & Development, (SOFR + 0.270%), 4.001%, 6/15/27 @‡	USD	8,500,000	8,506,089
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,266,644
International Bank for Reconstruction & Development, (SOFR + 0.430%), 4.240%, 8/19/27 ‡	USD	3,650,000	3,663,076
International Bank for Reconstruction & Development, (SOFR + 0.370%), 4.357%, 1/12/27 ‡	USD	1,000,000	1,001,271
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	303,858
Nordic Investment Bank, (SOFR + 0.290%), 4.020%, 10/04/27 ‡±	USD	8,325,000	8,337,427
Nordic Investment Bank, (SOFR + 1.000%), 4.828%, 5/12/26 ‡	USD	1,050,000	1,053,116
			89,228,618

Sweden — 1.2%
Svensk Exportkredit AB, (SOFR + 1.000%), 4.860%, 5/05/27 ‡	USD	3,000,000	3,030,277
Svensk Exportkredit AB, (SOFR + 1.000%), 4.873%, 8/03/26 ‡	USD	1,835,000	1,842,932
Swedbank AB, (SOFR + 1.030%), 4.822%, 11/20/29 ‡±	USD	1,700,000	1,722,078
			6,595,287

United States — 31.9%
Alphabet, Inc., 3.000%, 5/06/33	EUR	3,000,000	3,472,645
Berkshire Hathaway Finance Corp., 2.000%, 3/18/34	EUR	10,000,000	10,583,472
Blackrock, Inc., 4.750%, 5/25/33	USD	5,000,000	5,132,248
Chevron USA, Inc., (SOFR + 0.470%), 4.248%, 2/26/28 ‡	USD	2,000,000	2,008,204
Eli Lilly & Co., (SOFR + 0.530%), 4.627%, 10/15/28 ‡	USD	6,200,000	6,263,519
Exxon Mobil Corp., 0.835%, 6/26/32	EUR	11,100,000	11,263,981
Federal Farm Credit Banks Funding Corp., (SOFR + 0.120%), 3.830%, 7/10/26 ‡	USD	2,000,000	2,001,204
Federal Farm Credit Banks Funding Corp., (SOFR + 0.130%), 3.840%, 8/12/26 ‡	USD	780,000	780,360
Federal Home Loan Mortgage Corp., (SOFR + 0.220%), 3.930%, 5/23/28 ‡	USD	1,000,000	1,000,436
Morgan Stanley Bank NA, (SOFR + 1.165%), 5.034%, 10/30/26 ‡	USD	5,250,000	5,293,699
National Securities Clearing Corp., (SOFR + 0.570%), 4.362%, 5/20/27 ‡±	USD	1,500,000	1,505,407

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

		FACE
		AMOUNT	VALUE†

BONDS AND NOTES (Continued)
United States (Continued)
Nestle Finance International Ltd., 2.875%, 1/14/32	EUR	102,000	$119,334
Procter & Gamble Co. (The), 3.200%, 4/29/34	EUR	4,500,000	5,263,558
Roche Holdings, Inc., (SOFR + 0.740%), 4.549%, 11/13/26 ‡±	USD	1,050,000	1,055,375
Sanofi SA, 2.750%, 3/11/31	EUR	5,200,000	6,059,136
Shell International Finance BV, 1.875%, 4/07/32	EUR	1,800,000	1,962,418
State Street Corp., (SOFR + 0.640%), 4.553%, 10/22/27 ‡	USD	3,560,000	3,578,762
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	USD	20,850,725	20,661,108
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	USD	12,654,400	12,018,033
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	USD	17,777,900	16,801,371
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	USD	13,757,700	12,843,808
U.S. Treasury Inflation-Indexed Notes, 0.250%, 7/15/29	USD	16,546,660	15,960,904
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	USD	25,953,720	25,664,789
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	USD	874,400	840,516
U.S. Treasury Inflation-Indexed Notes, 1.750%, 1/15/34	USD	529,585	527,580
Wells Fargo Bank NA, (SOFR + 1.070%), 4.798%, 12/11/26 ‡	USD	385,000	387,707
			173,049,574
TOTAL BONDS AND NOTES (Identified Cost $527,634,582)			535,979,878

		SHARES
SHORT-TERM INVESTMENTS — 1.3%
Investment Company — 1.2%
State Street Institutional U.S. Government Money Market Fund 3.490%		6,607,553	6,607,553

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 3.830%		307,500	307,500

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,915,053)			6,915,053

Total Investments — 100.1% (Identified Cost $534,549,635)			542,894,931
Liabilities in excess of Cash and Other Assets — (0.1%)			$(713,094)
Net Assets — 100.0%			$542,181,837

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2025.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2025 amounted to $51,676,517 or 9.53% of the net assets of the Fund.
#	Zero coupon bond
@	A portion or all of the security was held on loan. As of December 31, 2025, the market value of the securities on loan was $300,967.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

NZD — New Zealand Dollar

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of December 31, 2025
Settlement	Currency		Currency			Total	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Value	Appreciation	Depreciation
01/09/26	USD	3,283,636	CAD	4,589,143	State Street Bank & Trust Co.	$3,344,615	$—	$(60,979)
01/09/26	USD	5,113,286	EUR	4,345,045	State Street Bank & Trust Co.	5,107,265	6,021	—
01/09/26	USD	42,723,656	EUR	36,932,899	State Street Bank & Trust Co.	43,411,772	—	(688,116)
01/13/26	USD	3,841,072	CAD	5,377,174	State Street Bank & Trust Co.	3,919,641	—	(78,569)
01/20/26	USD	34,514,627	EUR	29,694,773	State Street Bank & Trust Co.	34,922,102	—	(407,475)
01/20/26	USD	367,443	NZD	634,590	State Street Bank & Trust Co.	365,569	1,874	—
01/21/26	USD	7,218,631	NZD	12,506,692	State Street Bank & Trust Co.	7,205,019	13,612	—
01/23/26	USD	14,561,747	AUD	21,914,579	State Street Bank & Trust Co.	14,626,323	—	(64,576)
01/26/26	USD	18,401,768	CAD	25,878,274	State Street Bank & Trust Co.	18,874,688	—	(472,920)
01/26/26	USD	25,162,788	EUR	21,722,097	State Street Bank & Trust Co.	25,553,213	—	(390,425)
01/27/26	USD	58,943,235	CAD	82,976,172	State Street Bank & Trust Co.	60,522,560	—	(1,579,325)
01/30/26	USD	39,824,257	EUR	34,276,532	State Street Bank & Trust Co.	40,329,509	—	(505,252)
02/10/26	USD	5,768,270	NZD	9,910,478	State Street Bank & Trust Co.	5,713,793	54,476	—
02/23/26	USD	7,272,371	NZD	12,629,145	State Street Bank & Trust Co.	7,284,773	—	(12,403)
03/02/26	USD	5,965,012	NZD	10,276,123	State Street Bank & Trust Co.	5,929,058	35,954	—
03/13/26	USD	8,960,071	AUD	13,460,258	State Street Bank & Trust Co.	8,983,638	—	(23,567)
							$111,937	$(4,283,607)

Forward Foreign Currency Exchange Contracts purchased outstanding as of December 31, 2025
Settlement	Currency		Currency			Total	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Value	Appreciation	Depreciation
01/09/26	EUR	5,150,281	USD	5,962,916	State Street Bank & Trust Co.	$6,053,758	$90,842	$—
01/09/26	EUR	13,287,692	USD	15,640,125	State Street Bank & Trust Co.	15,618,656	—	(21,469)
01/27/26	CAD	7,221,124	USD	5,232,458	State Street Bank & Trust Co.	5,267,065	34,608	—
01/30/26	EUR	1,195,743	USD	1,392,850	State Street Bank & Trust Co.	1,406,902	14,053	—
03/13/26	AUD	415,473	USD	277,055	State Street Bank & Trust Co.	277,295	240	—
							$139,743	$(21,469)
Total							$251,680	$(4,305,076)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)
	SHARES	VALUE†

COMMON STOCKS — 95.3%
Aerospace & Defense — 1.7%
ATI, Inc. *	1,233	$141,499
Axon Enterprise, Inc. *	479	272,038
Boeing Co. (The) *	8,201	1,780,601
BWX Technologies, Inc.	1,200	207,408
Carpenter Technology Corp.	592	186,385
Curtiss-Wright Corp.	354	195,150
General Dynamics Corp.	2,193	738,295
General Electric Co.	2,729	840,614
HEICO Corp.	574	185,741
HEICO Corp., Class A	530	133,788
Howmet Aerospace, Inc.	1,946	398,969
Huntington Ingalls Industries, Inc.	381	129,567
Kratos Defense & Security Solutions, Inc. *	768	58,299
L3Harris Technologies, Inc.	1,219	357,862
Lockheed Martin Corp.	3,963	1,916,784
Moog, Inc., Class A	182	44,326
Northrop Grumman Corp.	1,291	736,141
Rocket Lab Corp. *	962	67,109
RTX Corp.	12,757	2,339,634
Textron, Inc.	2,582	225,073
TransDigm Group, Inc.	720	957,492
Woodward, Inc.	586	177,159
		12,089,934

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	1,901	305,605
Expeditors International of Washington, Inc.	2,033	302,937
FedEx Corp.	2,834	818,629
United Parcel Service, Inc., Class B	14,446	1,432,899
		2,860,070

Automobile Components — 0.1%
Aptiv PLC *	2,924	222,487
Autoliv, Inc.	1,465	173,896
BorgWarner, Inc.	2,767	124,681
		521,064

Automobiles — 1.3%
Ford Motor Co.	8,430	110,602
General Motors Co.	6,389	519,553
Rivian Automotive, Inc., Class A *	3,399	66,994
Tesla, Inc. *	17,932	8,064,379
		8,761,528

Beverages — 1.3%
Brown-Forman Corp., Class B @	4,083	106,403
Coca-Cola Co. (The)	57,587	4,025,907
Coca-Cola Consolidated, Inc.	1,320	202,356
Constellation Brands, Inc., Class A	1,757	242,396
Keurig Dr Pepper, Inc.	3,375	94,534
Molson Coors Beverage Co., Class B	1,400	65,352
Monster Beverage Corp. *	6,972	534,543
PepsiCo, Inc.	26,459	3,797,396
		9,068,887

Biotechnology — 2.1%
AbbVie, Inc.	22,570	5,157,019
Alnylam Pharmaceuticals, Inc. *	1,198	476,385
Amgen, Inc.	11,547	3,779,448
Biogen, Inc. *	1,615	284,224
BioMarin Pharmaceutical, Inc. *	1,169	69,474
Bridgebio Pharma, Inc. *	148	11,320
Exact Sciences Corp. *	1,421	144,317
Exelixis, Inc. *	3,578	156,824
Gilead Sciences, Inc.	19,674	2,414,787
GRAIL, Inc. *	262	22,425
Halozyme Therapeutics, Inc. *	3,014	202,842
Incyte Corp. *	894	88,300
Insmed, Inc. *	516	89,805
Natera, Inc. *	327	74,912
Neurocrine Biosciences, Inc. *	608	86,233
Regeneron Pharmaceuticals, Inc.	639	493,225
United Therapeutics Corp. *	461	224,622
Vertex Pharmaceuticals, Inc. *	2,429	1,101,211
		14,877,373

Broadline Retail — 4.2%
Amazon.com, Inc. *	122,488	28,272,680
Coupang, Inc. *	6,806	160,554
eBay, Inc.	6,141	534,881
Etsy, Inc. *	1,250	69,300
Ollie’s Bargain Outlet Holdings, Inc. *	691	75,740
		29,113,155

Building Products — 0.5%
A.O. Smith Corp.	1,521	101,724
AAON, Inc. @	521	39,726
Advanced Drainage Systems, Inc.	200	28,966
Allegion PLC	2,478	394,547
Armstrong World Industries, Inc.	243	46,437
Builders FirstSource, Inc. *	2,521	259,386
Carlisle Cos., Inc.	606	193,835
Carrier Global Corp.	5,139	271,545
Fortune Brands Innovations, Inc.	1,834	91,737
Johnson Controls International PLC	580	69,455
Lennox International, Inc.	617	299,603
Masco Corp.	4,275	271,291
Owens Corning	1,113	124,556
Simpson Manufacturing Co., Inc.	116	18,730
Trane Technologies PLC	3,115	1,212,358
UFP Industries, Inc.	812	73,933
Zurn Elkay Water Solutions Corp.	642	29,847
		3,527,676

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	600	$172,968
Ameriprise Financial, Inc.	1,490	730,607
Ares Management Corp., Class A	1,606	259,578
Bank of New York Mellon Corp. (The)	4,707	546,436
Blackrock, Inc.	1,218	1,303,674
Blackstone, Inc.	6,683	1,030,118
Carlyle Group, Inc. (The)	1,219	72,055
Cboe Global Markets, Inc.	1,028	258,028
Charles Schwab Corp. (The)	14,444	1,443,100
CME Group, Inc.	2,288	624,807
Coinbase Global, Inc., Class A *	739	167,117
Evercore, Inc., Class A	400	136,100
FactSet Research Systems, Inc.	506	146,836
Franklin Resources, Inc.	2,732	65,267
Goldman Sachs Group, Inc. (The)	2,257	1,983,903
Hamilton Lane, Inc., Class A	723	97,106
Houlihan Lokey, Inc.	916	159,558
Interactive Brokers Group, Inc., Class A	3,848	247,465
Intercontinental Exchange, Inc.	3,821	618,849
Invesco Ltd.	2,611	68,591
Janus Henderson Group PLC	1,850	88,004
Jefferies Financial Group, Inc.	1,620	100,391
KKR & Co., Inc.	5,286	673,859
Lazard, Inc.	365	17,724
LPL Financial Holdings, Inc.	1,023	365,385
MarketAxess Holdings, Inc.	627	113,644
Moody’s Corp.	2,547	1,301,135
Morgan Stanley	11,897	2,112,074
Morningstar, Inc.	304	66,062
MSCI, Inc.	966	554,223
Nasdaq, Inc.	3,887	377,544
Northern Trust Corp.	1,618	221,003
PJT Partners, Inc., Class A	284	47,485
Raymond James Financial, Inc.	1,798	288,741
Robinhood Markets, Inc., Class A *	1,886	213,307
S&P Global, Inc.	2,006	1,048,316
SEI Investments Co.	1,932	158,463
State Street Corp.	1,628	210,028
Stifel Financial Corp.	1,678	210,119
T Rowe Price Group, Inc.	3,705	379,318
Tradeweb Markets, Inc., Class A	325	34,951
		18,713,939

Chemicals — 0.9%
Air Products & Chemicals, Inc.	2,422	598,283
Albemarle Corp.	956	135,217
Axalta Coating Systems Ltd. *	1,604	51,825
Celanese Corp.	1,241	52,470
CF Industries Holdings, Inc.	2,192	169,529
Corteva, Inc.	5,428	363,839
Dow, Inc.	2,782	65,043
DuPont de Nemours, Inc.	1,434	57,647
Eastman Chemical Co.	1,476	94,213
Ecolab, Inc.	3,234	848,990
Element Solutions, Inc.	1,684	42,083
International Flavors & Fragrances, Inc.	1,457	98,187
Linde PLC	4,857	2,070,976
LyondellBasell Industries NV, Class A	3,118	135,009
Mosaic Co. (The)	1,614	38,881
PPG Industries, Inc.	3,241	332,073
RPM International, Inc.	1,444	150,176
Sherwin Williams Co. (The)	3,806	1,233,258
Solstice Advanced Materials, Inc. *	2,029	98,569
		6,636,268

Commercial Banks — 2.7%
Bank of America Corp.	51,509	2,832,995
BOK Financial Corp.	300	35,538
Cadence Bank	2,969	127,192
Citigroup, Inc.	5,386	628,492
Citizens Financial Group, Inc.	454	26,518
Comerica, Inc.	957	83,192
Commerce Bancshares, Inc.	2,759	144,427
Cullen/Frost Bankers, Inc.	699	88,514
East West Bancorp, Inc.	1,577	177,239
Fifth Third Bancorp	6,863	321,257
First Citizens Bancshares, Inc., Class A	112	240,372
First Horizon Corp.	3,862	92,302
FNB Corp.	5,930	101,403
Home BancShares, Inc.	1,840	51,115
Huntington Bancshares, Inc.	7,352	127,557
JPMorgan Chase & Co.	25,901	8,345,820
KeyCorp	4,839	99,877
M&T Bank Corp.	522	105,173
Old National Bancorp	2,043	45,579
Pinnacle Financial Partners, Inc.	731	69,745
PNC Financial Services Group, Inc. (The)	2,775	579,226
Popular, Inc.	1,642	204,462
Prosperity Bancshares, Inc.	1,026	70,907
Regions Financial Corp.	3,661	99,213
Southstate Bank Corp.	400	37,644
Synovus Financial Corp.	1,811	90,641
Truist Financial Corp.	3,912	192,510

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
U.S. Bancorp	15,032	$802,107
UMB Financial Corp.	355	40,839
Webster Financial Corp.	377	23,728
Wells Fargo & Co.	31,501	2,935,893
Western Alliance Bancorp	1,740	146,282
Wintrust Financial Corp.	600	83,892
Zions Bancorp NA	2,092	122,466
		19,174,117

Commercial Services & Supplies — 0.6%
Casella Waste Systems, Inc., Class A *	549	53,769
Cintas Corp.	5,736	1,078,769
Clean Harbors, Inc. *	770	180,550
Copart, Inc. *	8,667	339,313
MSA Safety, Inc.	600	96,084
Republic Services, Inc.	2,789	591,073
Rollins, Inc.	4,629	277,833
Tetra Tech, Inc.	3,200	107,328
Veralto Corp.	2,108	210,336
Waste Management, Inc.	6,389	1,403,727
		4,338,782

Communications Equipment — 1.0%
Arista Networks, Inc. *	10,185	1,334,541
Ciena Corp. *	2,569	600,812
Cisco Systems, Inc.	46,218	3,560,172
F5, Inc. *	646	164,898
Motorola Solutions, Inc.	2,888	1,107,028
		6,767,451

Computers & Peripherals — 6.5%
Apple, Inc.	156,352	42,505,855
Dell Technologies, Inc., Class C	3,734	470,036
Hewlett Packard Enterprise Co.	6,204	149,020
HP, Inc.	16,520	368,066
NetApp, Inc.	3,794	406,299
Pure Storage, Inc., Class A *	2,027	135,829
Sandisk Corp. *	821	194,889
Seagate Technology Holdings PLC	2,763	760,903
Super Micro Computer, Inc. *	1,322	38,695
Western Digital Corp.	2,465	424,645
		45,454,237

Construction & Engineering — 0.3%
AECOM	1,355	129,172
API Group Corp. *	2,782	106,439
Comfort Systems USA, Inc.	533	497,444
EMCOR Group, Inc.	656	401,334
Everus Construction Group, Inc. *	1	86
Fluor Corp. *	831	32,933
MasTec, Inc. *	736	159,984
Quanta Services, Inc.	1,427	602,280
Sterling Infrastructure, Inc. *	349	106,874
Valmont Industries, Inc.	200	80,464
		2,117,010

Construction Materials — 0.1%
CRH PLC	936	116,813
Eagle Materials, Inc.	548	113,261
Martin Marietta Materials, Inc.	582	362,388
Vulcan Materials Co.	1,259	359,092
		951,554

Consumer Finance — 0.6%
Ally Financial, Inc.	1,983	89,810
American Express Co.	7,047	2,607,038
Capital One Financial Corp.	4,033	977,438
Credit Acceptance Corp. @*	86	38,137
FirstCash Holdings, Inc.	286	45,583
OneMain Holdings, Inc.	677	45,731
SLM Corp.	800	21,648
SoFi Technologies, Inc. *	6,056	158,546
Synchrony Financial	2,776	231,602
		4,215,533

Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	714	12,259
BJ’s Wholesale Club Holdings, Inc. *	2,341	210,760
Casey’s General Stores, Inc.	421	232,691
Costco Wholesale Corp.	5,556	4,791,161
Dollar General Corp.	4,564	605,962
Dollar Tree, Inc. *	1,472	181,071
Kroger Co. (The)	9,608	600,308
Performance Food Group Co. *	1,336	120,133
Sprouts Farmers Market, Inc. *	1,478	117,752
Sysco Corp.	9,579	705,877
Target Corp.	10,013	978,771
U.S. Foods Holding Corp. *	1,600	120,512
Walmart, Inc.	55,611	6,195,622
		14,872,879

Containers & Packaging — 0.2%
Amcor PLC	32,254	268,998
AptarGroup, Inc.	845	103,056
Avery Dennison Corp.	2,080	378,310
Ball Corp.	3,018	159,864
Crown Holdings, Inc.	1,488	153,219
International Paper Co.	4,336	170,795
Packaging Corp. of America	1,160	239,227
Smurfit WestRock PLC	1	39
		1,473,508

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Distributors — 0.1%
Genuine Parts Co.	2,179	$267,930
LKQ Corp.	4,303	129,950
Pool Corp.	484	110,715
		508,595

Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	32,183
Bright Horizons Family Solutions, Inc. *	639	64,795
Duolingo, Inc. *	94	16,497
H&R Block, Inc.	2,885	125,728
Service Corp. International	2,063	160,852
		400,055

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	55,778	1,385,526
GCI Liberty, Inc. *§	1,444	—
GCI Liberty, Inc., Class A *	7	258
GCI Liberty, Inc., Class C *	291	10,828
Lumen Technologies, Inc. *	5,202	40,420
Verizon Communications, Inc.	59,788	2,435,165
		3,872,197

Electric Utilities — 1.7%
Alliant Energy Corp.	4,621	300,411
American Electric Power Co., Inc.	8,417	970,564
Constellation Energy Corp.	3,987	1,408,488
Duke Energy Corp.	12,215	1,431,720
Edison International	5,709	342,654
Entergy Corp.	5,738	530,363
Evergy, Inc.	3,652	264,733
Eversource Energy	5,876	395,631
Exelon Corp.	15,965	695,914
FirstEnergy Corp.	5,602	250,802
IDACORP, Inc.	647	81,884
NextEra Energy, Inc.	26,331	2,113,853
NRG Energy, Inc.	3,712	591,099
OGE Energy Corp.	3,314	141,508
PG&E Corp.	2,100	33,747
Pinnacle West Capital Corp.	1,978	175,449
PPL Corp.	9,200	322,184
Southern Co. (The)	16,775	1,462,780
Xcel Energy, Inc.	9,222	681,137
		12,194,921

Electrical Equipment — 0.7%
Acuity, Inc.	354	127,454
AMETEK, Inc.	2,191	449,834
Bloom Energy Corp., Class A *	447	38,840
Eaton Corp. PLC	4,909	1,563,566
Emerson Electric Co.	5,965	791,675
GE Vernova, Inc.	682	445,735
Generac Holdings, Inc. *	668	91,095
Hubbell, Inc.	685	304,215
Nextpower, Inc., Class A *	947	82,493
nVent Electric PLC	1,736	177,020
Regal Rexnord Corp.	1,098	154,071
Rockwell Automation, Inc.	1,446	562,595
Vertiv Holdings Co., Class A	1,257	203,647
		4,992,240

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	15,581	2,105,616
Arrow Electronics, Inc. *	830	91,449
CDW Corp.	2,939	400,292
Cognex Corp.	252	9,067
Coherent Corp. *	812	149,871
Corning, Inc.	7,804	683,318
Fabrinet *	506	230,372
Flex Ltd. *	4,248	256,664
Jabil, Inc.	2,050	467,441
Keysight Technologies, Inc. *	1,110	225,541
Ralliant Corp.	749	38,132
TD SYNNEX Corp.	836	125,592
TE Connectivity PLC	3,575	813,348
Teledyne Technologies, Inc. *	315	160,880
Trimble, Inc. *	1,892	148,238
Zebra Technologies Corp., Class A *	374	90,815
		5,996,636

Energy Equipment & Services — 0.1%
Baker Hughes Co.	3,464	157,751
Halliburton Co.	2,470	69,802
SLB Ltd.	9,537	366,030
TechnipFMC PLC	4,963	221,151
		814,734

Entertainment — 1.2%
Atlanta Braves Holdings, Inc., Class C *	58	2,288
Electronic Arts, Inc.	2,343	478,745
Liberty Live Holdings, Inc., Class A *	328	26,732
Liberty Live Holdings, Inc., Class C *	367	30,520
Liberty Media Corp.-Liberty Formula One, Class A *	2	179
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	169,733
Live Nation Entertainment, Inc. *	2,466	351,405
Madison Square Garden Sports Corp. *	9	2,328

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Entertainment (Continued)
Netflix, Inc. *	47,470	$4,450,787
ROBLOX Corp., Class A *	2,437	197,470
Roku, Inc. *	1,025	111,202
Spotify Technology SA *	853	495,346
Take-Two Interactive Software, Inc. *	2,052	525,374
TKO Group Holdings, Inc.	628	131,252
Walt Disney Co. (The)	11,325	1,288,445
Warner Bros Discovery, Inc. *	7,497	216,063
Warner Music Group Corp., Class A	1,467	44,993
		8,522,862

Financial Services — 4.0%
Affirm Holdings, Inc. *	1,361	101,299
Apollo Global Management, Inc.	5,497	795,746
Berkshire Hathaway, Inc., Class B *	12,209	6,136,854
Block, Inc. *	2,239	145,737
Corebridge Financial, Inc.	814	24,558
Corpay, Inc. *	1,166	350,884
Equitable Holdings, Inc.	7,584	361,378
Essent Group Ltd.	700	45,507
Fidelity National Information Services, Inc.	5,177	344,063
Fiserv, Inc. *	5,152	346,060
Global Payments, Inc.	2,160	167,184
Jack Henry & Associates, Inc.	953	173,904
Jackson Financial, Inc., Class A	477	50,872
MasterCard, Inc., Class A	15,734	8,982,226
MGIC Investment Corp.	4,400	128,568
PayPal Holdings, Inc.	8,856	517,013
Rocket Cos., Inc., Class A	1,367	26,465
Toast, Inc., Class A *	2,632	93,462
Visa, Inc., Class A	26,732	9,375,180
Voya Financial, Inc.	1,206	89,835
		28,256,795

Food Products — 0.4%
Archer-Daniels-Midland Co.	455	26,158
Bunge Global SA	836	74,471
Campbell’s Co. (The)	2,104	58,638
Conagra Brands, Inc.	1,972	34,135
Flowers Foods, Inc.	2	22
General Mills, Inc.	8,511	395,762
Hershey Co. (The)	2,946	536,113
Hormel Foods Corp.	3,316	78,589
Ingredion, Inc.	866	95,485
J.M. Smucker Co. (The)	1,268	124,023
Kraft Heinz Co. (The)	3,268	79,249
Lamb Weston Holdings, Inc.	3,492	146,280
McCormick & Co., Inc.	2,892	196,974
Mondelez International, Inc., Class A	11,759	632,987
Pilgrim’s Pride Corp.	940	36,651
Tyson Foods, Inc., Class A	2,688	157,571
		2,673,108

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	395,607
MDU Resources Group, Inc.	1	19
National Fuel Gas Co.	1,600	128,096
Southwest Gas Holdings, Inc.	300	24,006
UGI Corp.	2,799	104,767
		652,495

Ground Transportation — 0.8%
CSX Corp.	24,027	870,979
JB Hunt Transport Services, Inc.	1,008	195,895
Knight-Swift Transportation Holdings, Inc.	2,249	117,578
Norfolk Southern Corp.	2,236	645,578
Old Dominion Freight Line, Inc.	2,388	374,438
Ryder System, Inc.	259	49,570
Saia, Inc. *	200	65,304
U-Haul Holding Co. *	152	7,662
U-Haul Holding Co.	869	40,617
Uber Technologies, Inc. *	9,836	803,699
Union Pacific Corp.	9,406	2,175,796
XPO, Inc. *	1,934	262,850
		5,609,966

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	17,149	2,148,598
ABIOMED, Inc. CVR *¶§	350	—
Align Technology, Inc. *	581	90,723
Baxter International, Inc.	5,511	105,315
Becton Dickinson & Co.	1,681	326,232
Boston Scientific Corp. *	10,979	1,046,848
Cooper Cos., Inc. (The) *	1,444	118,350
Dexcom, Inc. *	3,076	204,154
Edwards Lifesciences Corp. *	3,681	313,805
Envista Holdings Corp. *	1	22
GE HealthCare Technologies, Inc.	909	74,556
Globus Medical, Inc., Class A *	57	4,977
Hologic, Inc. *	2,522	187,864
IDEXX Laboratories, Inc. *	1,286	870,018
Insulet Corp. *	740	210,338
Intuitive Surgical, Inc. *	1,973	1,117,428
Medtronic PLC	7,672	736,972
Penumbra, Inc. *	300	93,273
ResMed, Inc.	1,414	340,590
Solventum Corp. *	3,287	260,462
STERIS PLC	889	225,379
Stryker Corp.	3,275	1,151,064
Zimmer Biomet Holdings, Inc.	1,186	106,645
		9,733,613

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	3,943	$810,286
Cencora, Inc.	2,652	895,713
Centene Corp. *	1,984	81,642
Chemed Corp.	339	145,045
Cigna Group (The)	2,574	708,442
CVS Health Corp.	4,313	342,280
DaVita, Inc. *	544	61,804
Elevance Health, Inc.	2,132	747,373
Encompass Health Corp.	1,356	143,926
Ensign Group, Inc. (The)	687	119,675
Guardant Health, Inc. *	298	30,438
HCA Healthcare, Inc.	2,027	946,325
HealthEquity, Inc. *	331	30,323
Henry Schein, Inc. *	1,420	107,324
Humana, Inc.	772	197,732
Labcorp Holdings, Inc.	579	145,259
McKesson Corp.	1,566	1,284,574
Molina Healthcare, Inc. *	831	144,212
Quest Diagnostics, Inc.	980	170,059
Tenet Healthcare Corp. *	1,281	254,560
UnitedHealth Group, Inc.	8,619	2,845,218
Universal Health Services, Inc., Class B	662	144,329
		10,356,539

Health Care Technology — 0.0%
Doximity, Inc., Class A *	742	32,856
Veeva Systems, Inc., Class A *	1,016	226,801
		259,657

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	1,780	241,582
Aramark	2,445	90,123
Booking Holdings, Inc.	409	2,190,330
Brinker International, Inc. *	491	70,468
Carnival Corp. *	2,589	79,068
Chipotle Mexican Grill, Inc. *	21,150	782,550
Churchill Downs, Inc.	1,048	119,241
Darden Restaurants, Inc.	1,874	344,853
Domino’s Pizza, Inc.	426	177,565
DoorDash, Inc., Class A *	392	88,780
DraftKings, Inc., Class A *	2,512	86,564
Dutch Bros, Inc., Class A *	691	42,303
Expedia Group, Inc.	2,025	573,703
Flutter Entertainment PLC *	525	112,896
Hilton Worldwide Holdings, Inc.	3,388	973,203
Hyatt Hotels Corp., Class A	300	48,096
Las Vegas Sands Corp.	3,185	207,312
Marriott International, Inc., Class A	2,927	908,072
McDonald’s Corp.	9,035	2,761,367
Norwegian Cruise Line Holdings Ltd. *	2,479	55,331
Planet Fitness, Inc., Class A *	1,127	122,246
Royal Caribbean Cruises Ltd.	2,550	711,246
Starbucks Corp.	14,426	1,214,813
Texas Roadhouse, Inc.	971	161,186
Vail Resorts, Inc. @	666	88,445
Wingstop, Inc. @	324	77,271
Wyndham Hotels & Resorts, Inc.	1,412	106,691
Wynn Resorts Ltd.	738	88,804
Yum! Brands, Inc.	3,542	535,834
		13,059,943

Household Durables — 0.3%
DR Horton, Inc.	2,541	365,980
Garmin Ltd.	1,512	306,709
Installed Building Products, Inc.	100	25,939
Lennar Corp., Class A	1,783	183,292
Lennar Corp., Class B @	72	6,849
Mohawk Industries, Inc. *	600	65,580
NVR, Inc. *	40	291,711
PulteGroup, Inc.	1,926	225,843
SharkNinja, Inc. *	397	44,424
Somnigroup International, Inc.	3,440	307,123
Taylor Morrison Home Corp. *	1,243	73,176
Toll Brothers, Inc.	1,124	151,987
TopBuild Corp. *	361	150,606
Whirlpool Corp.	555	40,038
		2,239,257

Household Products — 1.0%
Church & Dwight Co., Inc.	1,955	163,927
Clorox Co. (The)	2,311	233,018
Colgate-Palmolive Co.	12,032	950,769
Kimberly-Clark Corp.	4,287	432,515
Procter & Gamble Co. (The)	37,114	5,318,807
		7,099,036

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	157,740
Clearway Energy, Inc., Class C	2,400	79,824
Ormat Technologies, Inc.	332	36,676
Talen Energy Corp. *	107	40,108
Vistra Corp.	3,525	568,688
		883,036

Industrial Conglomerates — 0.4%
3M Co.	5,998	960,280
Honeywell International, Inc.	9,442	1,842,040
		2,802,320

Insurance — 1.8%
Aflac, Inc.	4,376	482,541
Allstate Corp. (The)	2,506	521,624
American Financial Group, Inc.	429	58,636
American International Group, Inc.	6,543	559,754
Aon PLC, Class A	3,262	1,151,095
Arch Capital Group Ltd. *	3,373	323,538
Arthur J Gallagher & Co.	1,667	431,403
Assurant, Inc.	793	190,994
Axis Capital Holdings Ltd.	1,300	139,217

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Insurance (Continued)
Brown & Brown, Inc.	1,861	$148,322
Chubb Ltd.	3,276	1,022,505
Cincinnati Financial Corp.	1,150	187,818
Erie Indemnity Co., Class A	350	100,327
Everest Group Ltd.	191	64,816
F&G Annuities & Life, Inc.	171	5,275
Fidelity National Financial, Inc.	2,857	155,964
First American Financial Corp.	2,024	124,355
Globe Life, Inc.	959	134,126
Hanover Insurance Group, Inc. (The)	243	44,413
Hartford Insurance Group, Inc. (The)	3,562	490,844
Kinsale Capital Group, Inc.	257	100,518
Lincoln National Corp.	1,449	64,524
Loews Corp.	1,471	154,911
Markel Group, Inc. *	100	214,965
Marsh & McLennan Cos., Inc.	7,886	1,463,011
MetLife, Inc.	4,850	382,859
Old Republic International Corp.	2,863	130,667
Primerica, Inc.	435	112,387
Principal Financial Group, Inc.	2,619	231,022
Progressive Corp. (The)	6,652	1,514,793
Prudential Financial, Inc.	957	108,026
Reinsurance Group of America, Inc.	649	132,045
RenaissanceRe Holdings Ltd.	783	220,148
Travelers Cos., Inc. (The)	3,564	1,033,774
Unum Group	1,700	131,750
W R Berkley Corp.	3,002	210,500
Willis Towers Watson PLC	1,050	345,030
		12,888,497

Interactive Media & Services — 8.8%
Alphabet, Inc., Class A	63,217	19,786,921
Alphabet, Inc., Class C	60,764	19,067,743
Match Group, Inc.	2,359	76,172
Meta Platforms, Inc., Class A	34,538	22,798,188
Pinterest, Inc., Class A *	2,085	53,981
Reddit, Inc., Class A *	269	61,835
		61,844,840

IT Services — 1.3%
Accenture PLC, Class A	7,867	2,110,716
Akamai Technologies, Inc. *	1,609	140,385
Amdocs Ltd.	2,260	181,953
Cloudflare, Inc., Class A *	1,393	274,630
Cognizant Technology Solutions Corp., Class A	4,623	383,709
EPAM Systems, Inc. *	639	130,918
Gartner, Inc. *	985	248,496
GoDaddy, Inc., Class A *	2,137	265,159
International Business Machines Corp.	16,047	4,753,282
Kyndryl Holdings, Inc. *	900	23,904
MongoDB, Inc. *	284	119,192
Okta, Inc. *	1,243	107,482
Snowflake, Inc. *	834	182,946
Twilio, Inc., Class A *	609	86,624
VeriSign, Inc.	1,086	263,844
		9,273,240

Leisure Equipment & Products — 0.0%
Hasbro, Inc.	2,087	171,134

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	2,711	368,886
Bio-Rad Laboratories, Inc., Class A *	223	67,567
Bio-Techne Corp.	1,495	87,921
Charles River Laboratories International, Inc. *	640	127,667
Danaher Corp.	5,259	1,203,890
ICON PLC *	164	29,884
Illumina, Inc. *	1,035	135,751
IQVIA Holdings, Inc. *	2,227	501,988
Medpace Holdings, Inc. *	463	260,044
Mettler-Toledo International, Inc. *	264	368,066
Revvity, Inc.	1,223	118,325
Thermo Fisher Scientific, Inc.	2,399	1,390,101
Waters Corp. *	767	291,330
West Pharmaceutical Services, Inc.	759	208,831
		5,160,251

Machinery — 2.0%
AGCO Corp.	829	86,481
Allison Transmission Holdings, Inc.	1,376	134,710
Caterpillar, Inc.	7,473	4,281,057
Chart Industries, Inc. *	259	53,413
CNH Industrial NV	6,879	63,424
Crane Co.	560	103,281
Cummins, Inc.	1,437	733,517
Deere & Co.	3,278	1,526,138
Donaldson Co., Inc.	2,651	235,038
Dover Corp.	1,329	259,474
Esab Corp.	564	63,010
Federal Signal Corp.	808	87,741
Flowserve Corp.	1,430	99,213
Fortive Corp.	2,248	124,112
Franklin Electric Co., Inc.	300	28,659
Graco, Inc.	1,841	150,907
IDEX Corp.	881	156,765
Illinois Tool Works, Inc.	5,245	1,291,843
Ingersoll Rand, Inc.	2,507	198,604
ITT, Inc.	917	159,109
Lincoln Electric Holdings, Inc.	873	209,206
Middleby Corp. (The) *	612	90,986
Mueller Industries, Inc.	776	89,085
Nordson Corp.	589	141,613

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Machinery (Continued)
Oshkosh Corp.	906	$113,821
Otis Worldwide Corp.	5,642	492,829
PACCAR, Inc.	3,370	369,049
Parker-Hannifin Corp.	1,209	1,062,663
Pentair PLC	1,393	145,067
RBC Bearings, Inc. *	421	188,789
Snap-on, Inc.	598	206,071
SPX Technologies, Inc. *	182	36,411
Stanley Black & Decker, Inc.	1,936	143,806
Toro Co. (The)	1,330	104,698
Watts Water Technologies, Inc., Class A	314	86,670
Westinghouse Air Brake Technologies Corp.	1,144	244,187
Xylem, Inc.	1,587	216,118
		13,777,565

Marine Transportation — 0.0%
Kirby Corp. *	322	35,478

Media — 0.5%
Charter Communications, Inc., Class A *	1,657	345,899
Comcast Corp., Class A	55,820	1,668,460
Fox Corp., Class A	3,686	269,336
Fox Corp., Class B	661	42,919
Liberty Broadband Corp., Class A *	39	1,883
Liberty Broadband Corp., Class C *	1,043	50,690
New York Times Co. (The), Class A	749	51,996
News Corp., Class A	3,913	102,207
News Corp., Class B @	1,525	45,186
Omnicom Group, Inc.	6,915	558,386
Paramount Skydance Corp., Class B	447	5,990
Trade Desk, Inc. (The), Class A *	3,136	119,042
		3,261,994

Metals & Mining — 0.3%
Alcoa Corp.	2,296	122,009
Cleveland-Cliffs, Inc. *	892	11,846
Commercial Metals Co.	1,475	102,100
Freeport-McMoRan, Inc.	6,585	334,452
MP Materials Corp. @*	691	34,909
Newmont Corp.	4,649	464,203
Nucor Corp.	1,511	246,459
Reliance, Inc.	516	149,057
Royal Gold, Inc.	1,115	247,853
Southern Copper Corp.	1,448	207,745
Steel Dynamics, Inc.	1,501	254,344
		2,174,977

Multi-Utilities — 0.6%
Ameren Corp.	3,328	332,334
CenterPoint Energy, Inc.	6,700	256,878
CMS Energy Corp.	5,199	363,566
Consolidated Edison, Inc.	5,063	502,857
Dominion Energy, Inc.	13,388	784,403
DTE Energy Co.	3,247	418,798
NiSource, Inc.	5,791	241,832
Public Service Enterprise Group, Inc.	8,415	675,725
Sempra	5,686	502,017
WEC Energy Group, Inc.	4,154	438,081
		4,516,491

Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp.	3,600	64,044
Antero Resources Corp. *	3,300	113,718
APA Corp.	1,655	40,481
Cheniere Energy, Inc.	3,464	673,367
Chevron Corp.	18,731	2,854,792
ConocoPhillips	17,157	1,606,067
Coterra Energy, Inc.	8,623	226,957
Devon Energy Corp.	4,928	180,513
Diamondback Energy, Inc.	793	119,212
DT Midstream, Inc.	980	117,286
EOG Resources, Inc.	6,790	713,018
EQT Corp.	3,800	203,680
Expand Energy Corp.	1,555	171,610
Exxon Mobil Corp.	41,636	5,010,476
HF Sinclair Corp.	2,161	99,579
Kinder Morgan, Inc.	8,265	227,205
Marathon Petroleum Corp.	2,105	342,336
Occidental Petroleum Corp.	12,838	527,899
ONEOK, Inc.	6,040	443,940
Ovintiv, Inc.	3,035	118,942
Permian Resources Corp.	2,910	40,827
Phillips 66	2,402	309,954
Range Resources Corp.	3,129	110,328
Targa Resources Corp.	1,997	368,446
Texas Pacific Land Corp.	522	149,929
Valero Energy Corp.	1,983	322,813
Vitesse Energy, Inc.	190	3,659
Williams Cos., Inc. (The)	11,620	698,478
		15,859,556

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	391	31,577

Passenger Airlines — 0.1%
American Airlines Group, Inc. *	4,400	67,452
Delta Air Lines, Inc.	4,487	311,398
Southwest Airlines Co.	5,800	239,714
United Airlines Holdings, Inc. *	2,884	322,489
		941,053

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,891	302,746
Kenvue, Inc.	29,296	505,356
		808,102

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	15,925	$858,994
Elanco Animal Health, Inc. *	4,517	102,220
Eli Lilly & Co.	15,292	16,434,007
Jazz Pharmaceuticals PLC *	1,092	185,640
Johnson & Johnson	30,834	6,381,096
Merck & Co., Inc.	33,114	3,485,580
Pfizer, Inc.	40,872	1,017,713
Royalty Pharma PLC, Class A	1,519	58,694
Viatris, Inc.	10,369	129,094
Zoetis, Inc.	7,084	891,309
		29,544,347

Professional Services — 0.7%
Amentum Holdings, Inc. *	206	5,974
Automatic Data Processing, Inc.	5,716	1,470,327
Booz Allen Hamilton Holding Corp.	3,323	280,328
Broadridge Financial Solutions, Inc.	1,862	415,543
CACI International, Inc., Class A *	249	132,670
Concentrix Corp. @	144	5,987
Equifax, Inc.	1,024	222,187
ExlService Holdings, Inc. *	1,320	56,021
Genpact Ltd.	1,626	76,064
Jacobs Solutions, Inc.	195	25,830
Leidos Holdings, Inc.	1,015	183,106
Parsons Corp. *	540	33,372
Paychex, Inc.	5,549	622,487
Paycom Software, Inc.	888	141,512
Paylocity Holding Corp. *	668	101,870
SS&C Technologies Holdings, Inc.	3,246	283,765
TransUnion	2,099	179,989
UL Solutions, Inc., Class A	501	39,509
Verisk Analytics, Inc.	2,746	614,253
		4,890,794

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	2,851	458,412
CoStar Group, Inc. *	2,760	185,582
Jones Lang LaSalle, Inc. *	303	101,951
Zillow Group, Inc., Class A *	436	29,748
Zillow Group, Inc., Class C *	1,159	79,067
		854,760

Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc. *	10,355	2,217,627
Analog Devices, Inc.	3,106	842,347
Applied Materials, Inc.	10,167	2,612,817
Astera Labs, Inc. *	494	82,182
Broadcom, Inc.	47,350	16,387,835
Credo Technology Group Holding Ltd. *	400	57,556
Entegris, Inc.	1,452	122,331
First Solar, Inc. *	970	253,393
Intel Corp. *	28,850	1,064,565
KLA Corp.	2,521	3,063,217
Lam Research Corp.	20,116	3,443,457
Lattice Semiconductor Corp. *	859	63,205
MACOM Technology Solutions Holdings, Inc. *	654	112,017
Marvell Technology, Inc.	5,992	509,200
Microchip Technology, Inc.	7,490	477,263
Micron Technology, Inc.	7,907	2,256,737
MKS, Inc.	102	16,300
Monolithic Power Systems, Inc.	459	416,019
NVIDIA Corp.	265,091	49,439,472
NXP Semiconductors NV	1,369	297,155
ON Semiconductor Corp. *	3,945	213,622
Qnity Electronics, Inc.	717	58,543
Qorvo, Inc. *	855	72,256
QUALCOMM, Inc.	16,133	2,759,550
Rambus, Inc. *	627	57,615
Skyworks Solutions, Inc.	1,474	93,466
Teradyne, Inc.	1,538	297,695
Texas Instruments, Inc.	11,627	2,017,168
Universal Display Corp.	491	57,339
		89,361,949

Software — 8.5%
Adobe, Inc. *	6,638	2,323,234
Appfolio, Inc., Class A *	96	22,334
AppLovin Corp., Class A *	1,162	782,979
Atlassian Corp., Class A *	1,245	201,864
Autodesk, Inc. *	2,329	689,407
Bentley Systems, Inc., Class B	2,343	89,421
Cadence Design Systems, Inc. *	2,639	824,899
CCC Intelligent Solutions Holdings, Inc. *	3,847	30,584
Crowdstrike Holdings, Inc., Class A *	825	386,727
Datadog, Inc., Class A *	784	106,616
DocuSign, Inc. *	618	42,271
Dolby Laboratories, Inc., Class A	938	60,238
Dropbox, Inc., Class A *	3,142	87,348
Dynatrace, Inc. *	1,205	52,225
Fair Isaac Corp. *	303	512,258
Fortinet, Inc. *	10,538	836,823
Gen Digital, Inc.	3,818	103,811
Guidewire Software, Inc. *	488	98,093
HubSpot, Inc. *	406	162,928
InterDigital, Inc. @	105	33,430
Intuit, Inc.	2,648	1,754,088
Manhattan Associates, Inc. *	1,022	177,123
Microsoft Corp.	75,928	36,720,299
Nutanix, Inc., Class A *	1,918	99,141
Oracle Corp.	26,244	5,115,218
Palantir Technologies, Inc., Class A *	13,943	2,478,368
Palo Alto Networks, Inc. *	4,300	792,060
Pegasystems, Inc.	1,150	68,678
PTC, Inc. *	1,031	179,611
Roper Technologies, Inc.	687	305,804
Rubrik, Inc., Class A *	566	43,288
Salesforce, Inc.	6,219	1,647,475
SentinelOne, Inc., Class A *	2,184	32,760

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Software (Continued)
ServiceNow, Inc. *	7,765	$1,189,520
Synopsys, Inc. *	1,401	658,078
Tyler Technologies, Inc. *	290	131,646
Unity Software, Inc. *	1,097	48,454
Workday, Inc., Class A *	981	210,699
Zoom Communications, Inc. *	832	71,793
Zscaler, Inc. *	705	158,569
		59,330,162

Specialized REITs — 0.0%
Millrose Properties, Inc.	690	20,610

Specialty Retail — 2.4%
AutoNation, Inc. *	654	135,038
AutoZone, Inc. *	211	715,606
Best Buy Co., Inc.	3,983	266,582
Burlington Stores, Inc. *	571	164,933
CarMax, Inc. *	1,900	73,416
Carvana Co. *	1,226	517,396
Chewy, Inc., Class A *	1,711	56,549
Dick’s Sporting Goods, Inc.	946	187,280
Five Below, Inc. *	211	39,744
Floor & Decor Holdings, Inc., Class A *	701	42,684
Gap, Inc. (The)	1,878	48,077
Home Depot, Inc. (The)	18,549	6,382,711
Lithia Motors, Inc.	199	66,134
Lowe’s Cos., Inc.	7,157	1,725,982
Murphy USA, Inc.	344	138,811
O’Reilly Automotive, Inc. *	10,709	976,768
Penske Automotive Group, Inc.	257	40,681
Ross Stores, Inc.	5,163	930,063
TJX Cos., Inc. (The)	17,610	2,705,072
Tractor Supply Co.	8,525	426,335
Ulta Beauty, Inc. *	716	433,187
Valvoline, Inc. *	466	13,542
Wayfair, Inc., Class A *	426	42,775
Williams-Sonoma, Inc.	1,894	338,249
		16,467,615

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	2,094	217,085
Lululemon Athletica, Inc. *	2,254	468,404
NIKE, Inc., Class B	11,406	726,676
PVH Corp.	1	67
Ralph Lauren Corp.	507	179,280
Tapestry, Inc.	2,865	366,061
VF Corp.	1,109	20,051
		1,977,624

Tobacco — 0.6%
Altria Group, Inc.	23,551	1,357,951
Philip Morris International, Inc.	19,748	3,167,579
		4,525,530

Trading Companies & Distributors — 0.4%
Air Lease Corp.	1,296	83,242
Applied Industrial Technologies, Inc.	374	96,032
Core & Main, Inc., Class A *	1,729	89,856
Fastenal Co.	14,646	587,744
Ferguson Enterprises, Inc.	332	73,913
FTAI Aviation Ltd.	961	189,173
GATX Corp.	410	69,536
SiteOne Landscape Supply, Inc. *	454	56,550
United Rentals, Inc.	1,021	826,316
Watsco, Inc. @	357	120,291
WESCO International, Inc.	365	89,294
WW Grainger, Inc.	720	726,516
		3,008,463

Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	453,488
Essential Utilities, Inc.	2,393	91,795
		545,283

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,083	1,438,132

TOTAL COMMON STOCKS (Identified Cost $93,274,169)		669,172,994

MUTUAL FUNDS — 4.4%
Others — 4.4%
DFA U.S. Micro Cap Portfolio	983,902	30,933,860

TOTAL MUTUAL FUNDS (Identified Cost $11,438,541)		30,933,860

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.490%	1,777,333	$1,777,333

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.830%	148,934	148,934

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,926,267)		1,926,267

Total Investments — 100.0% (Identified Cost $106,638,977)		702,033,121
Cash and Other Assets, Less Liabilities — 0.0%		45,823
Net Assets — 100.0%		$702,078,944

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2025, the fair value of the securities on loan was $548,871.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations
CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)

	SHARES	VALUE†

COMMON STOCKS — 99.7%
Aerospace & Defense — 2.5%
General Dynamics Corp.	7,826	$2,634,701
L3Harris Technologies, Inc.	6,055	1,777,566
Northrop Grumman Corp.	4,864	2,773,502
RTX Corp.	36,091	6,619,089
Textron, Inc.	4,987	434,717
		14,239,575

Air Freight & Logistics — 0.9%
FedEx Corp.	16,968	4,901,376
United Parcel Service, Inc., Class B	4,156	412,234
		5,313,610

Automobile Components — 0.2%
BorgWarner, Inc.	24,241	1,092,299
Gentex Corp.	863	20,082
		1,112,381

Automobiles — 1.6%
Ford Motor Co.	179,189	2,350,960
General Motors Co.	79,426	6,458,922
		8,809,882

Beverages — 0.4%
Constellation Brands, Inc., Class A	10,451	1,441,820
Keurig Dr Pepper, Inc.	27,263	763,637
		2,205,457

Biotechnology — 1.4%
Biogen, Inc.*	3,878	682,489
Gilead Sciences, Inc.	24,769	3,040,147
Incyte Corp. *	1,784	176,206
Regeneron Pharmaceuticals, Inc.	3,232	2,494,684
United Therapeutics Corp. *	683	332,792
Vertex Pharmaceuticals, Inc. *	2,574	1,166,948
		7,893,266

Building Products — 0.8%
Builders FirstSource, Inc. *	4,516	464,651
Carrier Global Corp.	22,435	1,185,466
Fortune Brands Innovations, Inc.	7,486	374,450
Johnson Controls International PLC	16,843	2,016,949
Owens Corning	3,518	393,699
		4,435,215

Capital Markets — 4.0%
Bank of New York Mellon Corp. (The)	35,048	4,068,722
Franklin Resources, Inc.	5,210	124,467
Goldman Sachs Group, Inc. (The)	9,740	8,561,460
Intercontinental Exchange, Inc.	3,517	569,613
Jefferies Financial Group, Inc.	3,256	201,774
Morgan Stanley	37,380	6,636,072
Northern Trust Corp.	938	128,122
Raymond James Financial, Inc.	4,361	700,333
State Street Corp.	10,112	1,304,549
T Rowe Price Group, Inc.	1,285	131,558
		22,426,670

Chemicals — 2.2%
Air Products & Chemicals, Inc.	8,147	2,012,472
CF Industries Holdings, Inc.	6,602	510,599
Corteva, Inc.	18,513	1,240,926
DuPont de Nemours, Inc.	10,913	438,703
Eastman Chemical Co.	11,080	707,236
International Flavors & Fragrances, Inc.	5,249	353,730
Linde PLC	13,390	5,709,362
PPG Industries, Inc.	8,879	909,742
Westlake Corp.	4,853	358,831
		12,241,601

Commercial Banks — 11.2%
Bank of America Corp.	90,136	4,957,480
Citigroup, Inc.	41,832	4,881,376
Citizens Financial Group, Inc.	15,595	910,904
East West Bancorp, Inc.	2,390	268,612
Fifth Third Bancorp.	70,601	3,304,833
First Citizens Bancshares, Inc., Class A	153	328,366
Huntington Bancshares, Inc.	72,900	1,264,815
JPMorgan Chase & Co.	84,079	27,091,935
KeyCorp.	33,936	700,439
M&T Bank Corp.	3,759	757,363
PNC Financial Services Group, Inc. (The)	11,566	2,414,171
Regions Financial Corp.	103,340	2,800,514
Truist Financial Corp.	45,621	2,245,010
U.S. Bancorp.	40,031	2,136,054
Wells Fargo & Co.	99,373	9,261,564
Zions Bancorp NA	4,132	241,887
		63,565,323

Commercial Services & Supplies — 0.5%
Copart, Inc. *	14,582	570,885
Republic Services, Inc.	9,365	1,984,725
		2,555,610

Communications Equipment — 1.8%
Cisco Systems, Inc.	130,988	10,090,006
F5, Inc. *	869	221,821
		10,311,827

Computers & Peripherals — 1.2%
Dell Technologies, Inc., Class C	861	108,383
Hewlett Packard Enterprise Co.	141,847	3,407,165
HP, Inc.	4,715	105,050
Sandisk Corp. *	5,006	1,188,324
Super Micro Computer, Inc. *	2,098	61,408
Western Digital Corp.	12,787	2,202,817
		7,073,147

Construction Materials — 1.3%
CRH PLC	22,392	2,794,522
Martin Marietta Materials, Inc.	4,136	2,575,322
Vulcan Materials Co.	7,957	2,269,495
		7,639,339

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Consumer Finance — 1.0%
Ally Financial, Inc.	10,944	$495,654
Capital One Financial Corp.	12,308	2,982,967
Synchrony Financial	25,544	2,131,136
		5,609,757

Consumer Staples Distribution & Retail — 1.4%
Casey’s General Stores, Inc.	1,143	631,748
Dollar General Corp.	4,555	604,767
Dollar Tree, Inc. *	11,998	1,475,874
Kroger Co. (The)	41,321	2,581,736
Target Corp.	16,536	1,616,394
U.S. Foods Holding Corp. *	11,078	834,395
		7,744,914

Containers & Packaging — 0.4%
Amcor PLC	20,769	173,213
Ball Corp.	6,731	356,541
International Paper Co.	24,693	972,657
Packaging Corp. of America	2,898	597,655
Sonoco Products Co.	611	26,664
		2,126,730

Distributors — 0.2%
Genuine Parts Co.	2,990	367,650
LKQ Corp.	22,668	684,574
		1,052,224

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	287,354	7,137,874
Verizon Communications, Inc.	156,451	6,372,249
		13,510,123

Electrical Equipment — 0.8%
AMETEK, Inc.	6,575	1,349,913
Emerson Electric Co.	23,362	3,100,605
Hubbell, Inc.	624	277,125
		4,727,643

Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	38,049	3,331,571
Flex Ltd. *	23,432	1,415,761
Keysight Technologies, Inc. *	1,802	366,148
Ralliant Corp.	2,437	124,068
TD SYNNEX Corp.	1,143	171,713
TE Connectivity PLC	19,914	4,530,634
Teledyne Technologies, Inc. *	243	124,107
		10,064,002

Energy Equipment & Services — 0.9%
Baker Hughes Co.	54,341	2,474,689
Halliburton Co.	10,538	297,804
SLB Ltd.	63,362	2,431,834
		5,204,327

Entertainment — 1.1%
Electronic Arts, Inc.	9,241	1,888,214
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	98,050
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	216,131
Walt Disney Co. (The)	21,229	2,415,223
Warner Bros Discovery, Inc. *	63,964	1,843,442
		6,461,060

Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B *	25,243	12,688,394
Fidelity National Information Services, Inc.	27,979	1,859,484
Fiserv, Inc. *	11,916	800,398
Global Payments, Inc.	7,128	551,707
PayPal Holdings, Inc.	28,978	1,691,736
		17,591,719

Food Products — 1.8%
Archer-Daniels-Midland Co.	23,966	1,377,805
Bunge Global SA	7,718	687,519
Campbell’s Co. (The)	3,702	103,175
Conagra Brands, Inc.	8,302	143,708
General Mills, Inc.	38,095	1,771,418
J.M. Smucker Co. (The)	880	86,073
Kraft Heinz Co. (The)	20,920	507,310
McCormick & Co., Inc.	1,921	130,839
Mondelez International, Inc., Class A	51,728	2,784,518
Tyson Foods, Inc., Class A	41,844	2,452,895
		10,045,260

Ground Transportation — 1.5%
CSX Corp.	96,197	3,487,142
Norfolk Southern Corp.	14,303	4,129,562
U-Haul Holding Co. *@	1,815	91,494
U-Haul Holding Co.	11,881	555,318
		8,263,516

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	35,000	4,385,150
Becton Dickinson & Co.	13,484	2,616,840
Boston Scientific Corp. *	15,693	1,496,328
Edwards Lifesciences Corp. *	7,417	632,299
GE HealthCare Technologies, Inc.	24,661	2,022,695
Hologic, Inc. *	5,323	396,510
Medtronic PLC	35,985	3,456,719
ResMed, Inc.	3,091	744,529
STERIS PLC	3,097	785,151
Stryker Corp.	3,284	1,154,228
Zimmer Biomet Holdings, Inc.	8,154	733,208
		18,423,657

Health Care Providers & Services — 5.4%
Centene Corp. *	19,196	789,915
Cigna Group (The)	16,977	4,672,580
CVS Health Corp.	56,765	4,504,870

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Elevance Health, Inc.	9,306	$3,262,218
Henry Schein, Inc. *	3,777	285,466
Humana, Inc.	6,723	1,721,962
Labcorp Holdings, Inc.	11,532	2,893,148
Quest Diagnostics, Inc.	18,783	3,259,414
Tenet Healthcare Corp. *	450	89,424
UnitedHealth Group, Inc.	27,077	8,938,389
Universal Health Services, Inc., Class B	1,221	266,203
		30,683,589

Hotels, Restaurants & Leisure — 0.4%
Aramark	16,117	594,073
Carnival Corp. *	34,226	1,045,262
Flutter Entertainment PLC *	2,261	486,205
Hyatt Hotels Corp., Class A	643	103,086
MGM Resorts International *	2,440	89,035
		2,317,661

Household Durables — 2.2%
DR Horton, Inc.	28,189	4,060,061
Garmin Ltd.	11,585	2,350,017
Lennar Corp., Class A	19,726	2,027,833
Lennar Corp., Class B @	573	54,504
NVR, Inc. *	23	167,734
PulteGroup, Inc.	31,626	3,708,465
		12,368,614

Household Products — 0.4%
Church & Dwight Co., Inc.	483	40,500
Procter & Gamble Co. (The)	14,233	2,039,731
		2,080,231

Insurance — 5.7%
Aflac, Inc.	32,730	3,609,137
Allstate Corp. (The)	7,059	1,469,331
American International Group, Inc.	29,118	2,491,045
Arch Capital Group Ltd. *	18,837	1,806,845
Chubb Ltd.	11,440	3,570,653
Cincinnati Financial Corp.	370	60,428
Everest Group Ltd.	583	197,841
F&G Annuities & Life, Inc.	193	5,954
Fidelity National Financial, Inc.	1,515	82,704
Hartford Insurance Group, Inc. (The)	36,014	4,962,729
Lincoln National Corp.	9,516	423,748
Loews Corp.	5,847	615,748
Markel Group, Inc. *	116	249,359
MetLife, Inc.	16,066	1,268,250
Old Republic International Corp.	5,321	242,850
Principal Financial Group, Inc.	26,311	2,320,893
Prudential Financial, Inc.	20,923	2,361,788
RenaissanceRe Holdings Ltd.	60	16,870
Travelers Cos., Inc. (The)	20,385	5,912,873
W R Berkley Corp.	6,200	434,744
		32,103,790

IT Services — 1.1%
Accenture PLC, Class A	10,310	2,766,173
Akamai Technologies, Inc. *	1,649	143,875
Amdocs Ltd.	6,785	546,261
Cognizant Technology Solutions Corp., Class A	34,305	2,847,315
DXC Technology Co. *	2,868	42,016
Kyndryl Holdings, Inc. *	529	14,050
		6,359,690

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	4,406	599,524
Danaher Corp.	16,625	3,805,795
IQVIA Holdings, Inc. *	5,406	1,218,567
Thermo Fisher Scientific, Inc.	7,432	4,306,472
		9,930,358

Machinery — 4.7%
CNH Industrial NV	12,374	114,088
Cummins, Inc.	10,946	5,587,386
Deere & Co.	6,907	3,215,692
Dover Corp.	6,916	1,350,280
Fortive Corp.	7,311	403,640
Ingersoll Rand, Inc.	11,262	892,176
Oshkosh Corp.	984	123,620
Otis Worldwide Corp.	23,695	2,069,758
PACCAR, Inc.	35,870	3,928,124
Parker-Hannifin Corp.	2,578	2,265,959
Pentair PLC	20,400	2,124,456
Snap-on, Inc.	6,351	2,188,554
Stanley Black & Decker, Inc.	8,515	632,494
Westinghouse Air Brake Technologies Corp.	5,333	1,138,329
Xylem, Inc.	2,684	365,507
		26,400,063

Media — 1.9%
Charter Communications, Inc., Class A @*	3,930	820,387
Comcast Corp., Class A	205,376	6,138,689
Fox Corp., Class A	23,101	1,687,990
Fox Corp., Class B	14,510	942,134
News Corp., Class A	8,320	217,318
News Corp., Class B	514	15,230
Omnicom Group, Inc.	7,510	606,433
Paramount Skydance Corp., Class B	9,989	133,853
		10,562,034

Metals & Mining — 2.8%
Freeport-McMoRan, Inc.	106,539	5,411,116
Newmont Corp.	42,413	4,234,938
Nucor Corp.	24,294	3,962,594
Reliance, Inc.	1,561	450,926
Royal Gold, Inc.	725	161,160
Steel Dynamics, Inc.	8,313	1,408,638
		15,629,372

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 9.1%
Cheniere Energy, Inc.	929	$180,588
Chevron Corp.	63,579	9,690,075
ConocoPhillips	61,108	5,720,320
Coterra Energy, Inc.	19,923	524,373
Devon Energy Corp.	27,320	1,000,732
Diamondback Energy, Inc.	8,816	1,325,309
EOG Resources, Inc.	26,723	2,806,182
EQT Corp.	7,594	407,039
Exxon Mobil Corp.	118,500	14,260,290
HF Sinclair Corp.	471	21,704
Kinder Morgan, Inc.	75,243	2,068,430
Marathon Petroleum Corp.	23,743	3,861,324
Occidental Petroleum Corp.	38,793	1,595,168
ONEOK, Inc.	20,290	1,491,315
Phillips 66	11,349	1,464,475
Valero Energy Corp.	13,001	2,116,433
Williams Cos., Inc. (The)	54,613	3,282,788
		51,816,545

Passenger Airlines — 0.9%
Delta Air Lines, Inc.	37,883	2,629,080
Southwest Airlines Co.	18,667	771,507
United Airlines Holdings, Inc. *	17,600	1,968,032
		5,368,619

Personal Products — 0.3%
Kenvue, Inc.	113,017	1,949,543

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	51,925	2,800,834
Jazz Pharmaceuticals PLC *	4,230	719,100
Johnson & Johnson	66,967	13,858,821
Merck & Co., Inc.	24,760	2,606,237
Pfizer, Inc.	209,620	5,219,538
Viatris, Inc.	3,308	41,185
		25,245,715

Professional Services — 0.8%
Equifax, Inc.	2,560	555,469
Jacobs Solutions, Inc.	4,273	566,002
Leidos Holdings, Inc.	16,200	2,922,480
SS&C Technologies Holdings, Inc.	7,467	652,765
		4,696,716

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	19,100	3,071,089
Jones Lang LaSalle, Inc. *	1,211	407,465
		3,478,554

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. *	12,020	2,574,203
Analog Devices, Inc.	14,324	3,884,669
First Solar, Inc. *	248	64,785
Intel Corp. *	68,056	2,511,266
Marvell Technology, Inc.	6,371	541,408
Micron Technology, Inc.	42,701	12,187,293
NXP Semiconductors NV	11,238	2,439,320
ON Semiconductor Corp. *	10,923	591,481
Qnity Electronics, Inc.	5,456	445,482
Qorvo, Inc. *	8,449	714,025
QUALCOMM, Inc.	24,607	4,209,027
Skyworks Solutions, Inc.	2,266	143,687
		30,306,646

Software — 1.0%
Gen Digital, Inc.	3,129	85,078
Roper Technologies, Inc.	1,163	517,686
Salesforce, Inc.	19,631	5,200,448
Zoom Communications, Inc. *	1,437	123,999
		5,927,211

Specialized REITs — 0.0%
Millrose Properties, Inc.	5,905	176,382

Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc.	1,230	243,503

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., Class B	1,375	87,601

Trading Companies & Distributors — 0.4%
United Rentals, Inc.	2,996	2,424,723

Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	20,225	4,106,484
TOTAL COMMON STOCKS (Identified Cost $308,748,399)		564,911,479

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.490%	1,528,447	1,528,447

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.830%	28,808	28,808

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,557,255)		1,557,255

Total Investments — 100.0% (Identified Cost $310,305,654)		566,468,734
Cash and Other Assets, Less Liabilities — 0.0%		202,214
Net Assets — 100.0%		$566,670,948

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2025, the fair value of the securities on loan was $771,336.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)

	SHARES	VALUE†

COMMON STOCKS — 99.8%
Aerospace & Defense — 3.2%
AAR Corp. *	3,108	$257,311
AeroVironment, Inc. *	1,825	441,449
Astronics Corp., Class B *	693	37,561
ATI, Inc. *	13,573	1,557,637
BWX Technologies, Inc.	3,927	678,743
Carpenter Technology Corp.	3,912	1,231,654
Curtiss-Wright Corp.	1,977	1,089,861
Ducommun, Inc. *	1,489	141,649
Hexcel Corp.	3,842	283,924
Huntington Ingalls Industries, Inc.	666	226,487
Innovative Solutions & Support, Inc. *	3,248	61,517
Kratos Defense & Security Solutions, Inc. *	11,721	889,741
Leonardo DRS, Inc.	1,346	45,885
Mercury Systems, Inc. *	4,277	312,264
Moog, Inc., Class A	2,730	664,892
National Presto Industries, Inc.	369	39,394
Park Aerospace Corp.	1,334	28,468
Rocket Lab Corp. *	2,861	199,583
Textron, Inc.	1,666	145,225
V2X, Inc. *	1,491	81,334
VSE Corp.	1,412	243,951
Woodward, Inc.	4,322	1,306,627
		9,965,157

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,457	234,228
HUB Group, Inc., Class A	5,418	230,861
Radiant Logistics, Inc. *	6,146	38,904
		503,993

Automobile Components — 1.4%
Adient PLC *	4,024	77,140
Autoliv, Inc.	6,598	783,183
BorgWarner, Inc.	15,123	681,442
Cooper-Standard Holdings, Inc. *	1,153	37,853
Dana, Inc.	8,268	196,448
Dorman Products, Inc. *	2,645	325,837
Fox Factory Holding Corp. *	4,601	78,723
Garrett Motion, Inc.	2,495	43,488
Gentex Corp.	10,395	241,892
Gentherm, Inc. *	3,773	137,224
Goodyear Tire & Rubber Co. (The) *	13,120	114,931
LCI Industries	2,757	334,534
Lear Corp.	2,432	278,707
Motorcar Parts of America, Inc. *	2,267	27,975
Patrick Industries, Inc. @	2,988	323,989
Phinia, Inc.	3,024	189,575
Solid Power, Inc. *	8,889	37,778
Standard Motor Products, Inc.	2,639	97,247
Stoneridge, Inc. *	2,727	15,789
Strattec Security Corp. *	941	71,648
Visteon Corp.	2,696	256,390
XPEL, Inc. @*	831	41,475
		4,393,268

Automobiles — 0.2%
Harley-Davidson, Inc.	5,205	106,651
Rivian Automotive, Inc., Class A *	14,455	284,908
Thor Industries, Inc.	2,397	246,100
Winnebago Industries, Inc.	3,191	129,299
		766,958

Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A *	351	68,491
Brown-Forman Corp., Class B @	1,383	36,041
Celsius Holdings, Inc. *	830	37,964
Coca-Cola Consolidated, Inc.	6,546	1,003,502
MGP Ingredients, Inc.	1,851	44,979
Molson Coors Beverage Co., Class B	9,730	454,196
National Beverage Corp. *	6,380	203,458
Vita Coco Co., Inc. *	1,386	73,472
		1,922,103

Biotechnology — 2.9%
Agios Pharmaceuticals, Inc. *	2,309	62,851
Albireo Pharma, Inc. CVR *¶§	1,018	4,871
Aldeyra Therapeutics, Inc. @*	3,971	20,570
Alkermes PLC *	5,522	154,506
Anika Therapeutics, Inc. *	1,795	17,250
Apellis Pharmaceuticals, Inc. *	1,666	41,850
Arcus Biosciences, Inc. *	2,904	69,202
Beam Therapeutics, Inc. @*	5,164	143,146
BioMarin Pharmaceutical, Inc. *	4,125	245,149
CareDx, Inc. *	1,678	31,614
Catalyst Pharmaceuticals, Inc. *	5,207	121,531
Celldex Therapeutics, Inc. *	2,395	65,048
CG oncology, Inc. *	893	37,077
Chinook Therapeutics, Inc. CVR *¶§	5,000	3,750
Compass Therapeutics, Inc. *	2,297	12,335
CRISPR Therapeutics AG *	1,927	101,052
Cullinan Therapeutics, Inc. @*	1,139	11,789
Day One Biopharmaceuticals, Inc. *	3,462	32,266
Denali Therapeutics, Inc. *	7,534	124,386
Dianthus Therapeutics, Inc. *	617	25,427
Dynavax Technologies Corp. @*	5,793	89,096
Emergent BioSolutions, Inc. *	981	12,125
Exact Sciences Corp. *	3,133	318,187
Exelixis, Inc. *	19,780	866,957
GRAIL, Inc. *	704	60,255
Halozyme Therapeutics, Inc. *	8,219	553,139
Ideaya Biosciences, Inc. *	4,241	146,611
Incyte Corp. *	4,731	467,281
Intellia Therapeutics, Inc. @*	3,851	34,621
Kiniksa Pharmaceuticals International PLC *	1,662	68,558
Krystal Biotech, Inc. *	1,598	393,971
Kura Oncology, Inc. *	5,384	55,940

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Biotechnology (Continued)
Kymera Therapeutics, Inc. *	2,801	$217,946
Lexeo Therapeutics, Inc. *	2,615	25,967
MannKind Corp. *	3,944	22,362
MiMedx Group, Inc. *	4,504	30,492
Mirati Therapeutics, Inc. CVR *¶§	1,395	3,118
Moderna, Inc. *	4,890	144,206
Monte Rosa Therapeutics, Inc. *	1,375	21,560
Myriad Genetics, Inc. *	5,149	31,666
Natera, Inc. *	2,782	637,328
Neurocrine Biosciences, Inc. *	7,426	1,053,230
Olema Pharmaceuticals, Inc. *	1,395	34,875
Organogenesis Holdings, Inc. *	8,051	41,704
ORIC Pharmaceuticals, Inc. *	2,817	23,043
Oruka Therapeutics, Inc. *	1,015	30,765
PDL BioPharma, Inc. @*§	18,262	7,670
Protara Therapeutics, Inc. *	1,836	9,786
Prothena Corp. PLC *	2,478	23,665
REGENXBIO, Inc. *	845	12,168
Relay Therapeutics, Inc. *	5,813	49,178
Revolution Medicines, Inc. *	1,339	106,651
Rigel Pharmaceuticals, Inc. *	669	28,653
Roivant Sciences Ltd. *	8,503	184,515
Stoke Therapeutics, Inc. @*	2,970	94,268
Twist Bioscience Corp. *	2,125	67,405
United Therapeutics Corp. *	2,637	1,284,878
Vera Therapeutics, Inc. *	1,517	76,821
Veracyte, Inc. *	4,340	182,714
Vericel Corp. *	1,739	62,621
Vir Biotechnology, Inc. *	4,832	29,137
Xencor, Inc. *	2,634	40,327
Xenon Pharmaceuticals, Inc. *	338	15,149
		8,986,279

Broadline Retail — 0.4%
Dillard’s, Inc., Class A @	780	472,945
Etsy, Inc. *	1,032	57,214
Kohl’s Corp.	5,585	113,990
Macy’s, Inc.	9,741	214,789
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	411,367
Savers Value Village, Inc. *	2,677	25,003
		1,295,308

Building Products — 2.6%
A.O. Smith Corp.	8,970	599,914
AAON, Inc. @	4,843	369,279
Advanced Drainage Systems, Inc.	7,209	1,044,079
Allegion PLC	1,427	227,207
American Woodmark Corp. *	982	52,930
Apogee Enterprises, Inc.	1,456	53,013
Armstrong World Industries, Inc.	4,365	834,151
AZZ, Inc.	2,363	253,266
Carlisle Cos., Inc.	609	194,795
CSW Industrials, Inc. @	1,174	344,604
Fortune Brands Innovations, Inc.	961	48,069
Gibraltar Industries, Inc. *	3,042	150,396
Insteel Industries, Inc.	2,278	72,144
Masco Corp.	5,470	347,126
Modine Manufacturing Co. *	4,578	611,209
Owens Corning	6,683	747,895
Quanex Building Products Corp.	3,350	51,523
Resideo Technologies, Inc. *	681	23,917
Simpson Manufacturing Co., Inc.	3,582	578,386
Trex Co., Inc. *	9,328	327,226
UFP Industries, Inc.	4,990	454,340
Zurn Elkay Water Solutions Corp.	14,150	657,833
		8,043,302

Capital Markets — 3.7%
Acadian Asset Management, Inc.	2,826	132,822
Affiliated Managers Group, Inc.	3,775	1,088,257
Artisan Partners Asset Management, Inc., Class A	6,206	252,833
B Riley Financial, Inc. @*	1,204	5,623
BGC Group, Inc., Class A	30,567	272,963
Carlyle Group, Inc. (The)	8,419	497,647
Cohen & Steers, Inc.	5,127	321,873
Diamond Hill Investment Group, Inc.	204	34,578
DigitalBridge Group, Inc. @	2,242	34,392
Donnelley Financial Solutions, Inc. *	2,776	129,611
Evercore, Inc., Class A	3,349	1,139,497
FactSet Research Systems, Inc.	633	183,690
Federated Hermes, Inc.	7,863	409,426
Franklin Resources, Inc.	3,815	91,140
Hamilton Lane, Inc., Class A	1,792	240,684
Houlihan Lokey, Inc.	1,002	174,538
Invesco Ltd.	21,232	557,765
Janus Henderson Group PLC	14,636	696,235
Jefferies Financial Group, Inc.	21,621	1,339,853
Lazard, Inc.	6,742	327,392
MarketAxess Holdings, Inc.	710	128,688
Moelis & Co., Class A	571	39,251
Morningstar, Inc.	2,847	618,682
Oppenheimer Holdings, Inc., Class A	1,244	89,929
Perella Weinberg Partners	705	12,197
Piper Sandler Cos.	1,632	554,407
PJT Partners, Inc., Class A	1,422	237,758
SEI Investments Co.	4,732	388,119
Silvercrest Asset Management Group, Inc., Class A	759	11,529
Stifel Financial Corp.	6,170	772,607
StoneX Group, Inc. *	4,280	407,156
Victory Capital Holdings, Inc., Class A @	982	61,954
Virtu Financial, Inc., Class A	3,211	106,991
Virtus Investment Partners, Inc.	608	99,195
Westwood Holdings Group, Inc.	1,157	19,912
WisdomTree, Inc. @	4,286	52,246
		11,531,440

Chemicals — 1.9%
AdvanSix, Inc.	1,777	30,742
Albemarle Corp.	1,677	237,195

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Chemicals (Continued)
Ashland, Inc.	2,287	$134,178
Avient Corp.	10,014	312,837
Axalta Coating Systems Ltd. *	16,030	517,929
Balchem Corp.	2,794	428,488
Cabot Corp.	5,463	362,088
Celanese Corp.	1,157	48,918
CF Industries Holdings, Inc.	824	63,728
Chemours Co. (The)	4,260	50,225
Core Molding Technologies, Inc. *	1,500	30,075
Eastman Chemical Co.	3,373	215,299
Ecovyst, Inc. *	5,086	49,487
Element Solutions, Inc.	21,963	548,855
Hawkins, Inc.	1,779	252,725
HB Fuller Co.	5,803	345,046
Ingevity Corp. *	1,259	74,508
Innospec, Inc.	2,148	164,408
Koppers Holdings, Inc.	2,308	62,501
LyondellBasell Industries NV, Class A	747	32,345
Mativ Holdings, Inc.	3,615	43,922
Minerals Technologies, Inc.	3,081	187,787
Mosaic Co. (The)	9,271	223,338
NewMarket Corp.	504	346,379
Olin Corp.	5,045	105,087
Quaker Chemical Corp.	784	107,651
Rayonier Advanced Materials, Inc. *	1,647	9,701
RPM International, Inc.	4,352	452,608
Scotts Miracle-Gro Co.	863	50,356
Sensient Technologies Corp.	4,568	429,164
Stepan Co.	2,418	114,517
Tronox Holdings PLC.	1,464	6,105
Westlake Corp.	136	10,056
		6,048,248

Commercial Banks — 10.8%
1st Source Corp.	2,546	159,099
Amalgamated Financial Corp.	1,117	35,777
Amerant Bancorp, Inc.	661	12,896
Ameris Bancorp.	7,199	534,670
AmeriServ Financial, Inc.	4,400	14,036
Arrow Financial Corp.	2,279	71,561
Associated Banc-Corp.	15,176	390,934
Atlantic Union Bankshares Corp.	9,016	318,265
Axos Financial, Inc. *	3,826	329,648
Banc of California, Inc.	6,733	129,880
BancFirst Corp.	3,303	350,184
Bancorp, Inc. (The) *	4,087	275,954
Bank First Corp. @	263	32,039
Bank of Hawaii Corp.	3,456	236,287
Bank of Marin Bancorp.	1,580	41,096
Bank of NT Butterfield & Son Ltd.	1,875	93,412
Bank OZK.	4,569	210,265
BankUnited, Inc.	3,310	147,527
Bankwell Financial Group, Inc.	326	14,937
Banner Corp.	3,355	210,224
Bar Harbor Bankshares	2,089	64,863
Beacon Financial Corp.	6,309	166,368
BOK Financial Corp.	4,648	550,602
Bridgewater Bancshares, Inc. *	700	12,271
Burke & Herbert Financial Services Corp.	380	23,678
Business First Bancshares, Inc.	1,326	34,662
Byline Bancorp, Inc.	1,640	47,806
C&F Financial Corp.	466	33,827
Cadence Bank	15,454	662,049
California BanCorp.	1,131	21,116
Camden National Corp.	1,756	76,175
Capital City Bank Group, Inc.	1,890	80,457
Carter Bankshares, Inc. *	711	13,978
Cathay General Bancorp.	7,259	351,263
Central Pacific Financial Corp.	3,116	97,095
Citizens & Northern Corp.	852	17,185
Citizens Community Bancorp, Inc.	400	7,128
Citizens Financial Group, Inc.	9,000	525,690
City Holding Co.	1,327	158,178
Civista Bancshares, Inc.	270	5,999
CNB Financial Corp.	3,887	101,723
Coastal Financial Corp. *	555	63,597
Columbia Banking System, Inc.	4,733	132,287
Columbia Financial, Inc. *	3,452	53,644
Comerica, Inc.	7,707	669,969
Commerce Bancshares, Inc.	9,924	519,454
Community Financial System, Inc.	4,718	271,002
Community Trust Bancorp, Inc.	1,552	87,688
Community West Bancshares.	1,638	36,855
ConnectOne Bancorp, Inc.	4,072	106,768
Cullen/Frost Bankers, Inc.	3,828	484,740
Customers Bancorp, Inc. *	3,713	271,495
CVB Financial Corp. @	13,166	244,888
Dime Community Bancshares, Inc.	3,168	95,325
East West Bancorp, Inc.	9,740	1,094,679
Eastern Bankshares, Inc.	4,278	78,843
Enterprise Financial Services Corp.	2,901	156,654
Equity Bancshares, Inc., Class A	1,470	65,635
Esquire Financial Holdings, Inc.	569	58,078
Farmers & Merchants Bancorp, Inc.	1,205	29,788
Farmers National Banc Corp.	3,191	42,504
FB Financial Corp.	2,735	152,613
Financial Institutions, Inc.	1,855	57,820
First BanCorp	3,381	171,721

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
First BanCorp.	18,672	$387,071
First BanCorp, Inc. (The)	1,876	49,601
First Busey Corp.	5,571	132,534
First Business Financial Services, Inc.	551	29,919
First Commonwealth Financial Corp.	9,286	156,562
First Community Bankshares, Inc.	1,982	66,853
First Financial Bancorp	8,992	224,980
First Financial Bankshares, Inc.	14,820	442,673
First Financial Corp.	1,395	84,286
First Hawaiian, Inc.	5,749	145,450
First Horizon Corp.	28,413	679,071
First Interstate Bancsystem, Inc., Class A	4,291	148,469
First Merchants Corp.	5,621	210,675
First Mid Bancshares, Inc.	500	19,500
Firstsun Capital Bancorp @*	403	15,167
Five Star Bancorp	522	18,677
Flagstar Bank NA	1,739	21,894
Flushing Financial Corp.	3,899	59,148
FNB Corp.	22,576	386,050
FS Bancorp, Inc.	962	39,605
Fulton Financial Corp.	15,678	303,056
German American Bancorp, Inc.	3,217	126,042
Glacier Bancorp, Inc.	11,842	521,640
Great Southern Bancorp, Inc.	1,275	78,489
Hancock Whitney Corp.	6,503	414,111
Hanmi Financial Corp.	3,586	96,930
HBT Financial, Inc.	454	11,736
Heritage Commerce Corp.	3,576	42,948
Heritage Financial Corp.	4,162	98,431
Hilltop Holdings, Inc.	4,251	144,279
Hingham Institution For Savings (The)	236	67,015
Home Bancorp, Inc.	994	57,453
Home BancShares, Inc.	13,006	361,307
HomeTrust Bancshares, Inc.	2,255	96,830
Hope Bancorp, Inc.	12,794	140,222
Horizon Bancorp, Inc.	3,103	52,627
Independent Bank Corp.	4,056	296,412
Independent Bank Corp.	600	19,518
International Bancshares Corp.	5,903	392,195
Kearny Financial Corp.	4,719	34,968
KeyCorp.	26,535	547,682
Lakeland Financial Corp.	2,447	139,626
Live Oak Bancshares, Inc.	1,862	63,960
Mechanics Bancorp, Class A	1,747	25,559
Mercantile Bank Corp.	1,601	77,008
Metrocity Bankshares, Inc.	386	10,244
Metropolitan Bank Holding Corp.	321	24,512
Mid Penn Bancorp, Inc.	366	11,353
MidWestOne Financial Group, Inc.	613	23,600
MVB Financial Corp.	494	12,760
National Bank Holdings Corp., Class A	3,376	128,322
NB Bancorp, Inc.	1,604	31,791
NBT Bancorp, Inc.	4,206	174,633
Nicolet Bankshares, Inc.	1,020	123,726
Northeast Bank	896	93,121
Northfield Bancorp, Inc.	5,020	57,379
Northrim BanCorp, Inc.	3,344	88,984
Northwest Bancshares, Inc.	15,058	180,696
OceanFirst Financial Corp.	4,432	79,554
OFG Bancorp	4,058	166,297
Old National Bancorp.	28,203	629,209
Old Second Bancorp, Inc.	2,244	43,758
Orange County Bancorp, Inc.	324	9,250
Origin Bancorp, Inc.	1,342	50,473
Orrstown Financial Services, Inc.	490	17,356
Park National Corp.	1,732	263,576
Pathward Financial, Inc.	2,146	152,366
Peapack-Gladstone Financial Corp.	1,992	55,477
Peoples Bancorp, Inc.	3,204	96,216
Peoples Financial Services Corp.	228	11,106
Pinnacle Financial Partners, Inc.	3,365	321,055
Plumas Bancorp	413	18,457
Ponce Financial Group, Inc. *	743	12,148
Popular, Inc.	7,138	888,824
Preferred Bank	1,186	111,994
Primis Financial Corp.	1,858	25,845
Prosperity Bancshares, Inc.	5,491	379,483
Provident Financial Holdings, Inc. @	1,124	17,883
Provident Financial Services, Inc.	7,308	144,333
QCR Holdings, Inc.	1,658	138,111
Red River Bancshares, Inc.	160	11,429
Renasant Corp.	6,722	236,749
Republic Bancorp, Inc., Class A	1,997	137,773
Riverview Bancorp, Inc.	2,557	12,836
S&T Bancorp, Inc.	3,996	157,243
Seacoast Banking Corp. of Florida	5,003	157,194
ServisFirst Bancshares, Inc.	5,630	404,178
Shore Bancshares, Inc.	600	10,608
Sierra Bancorp	1,529	49,968
Simmons First National Corp., Class A	7,315	137,888
Southern First Bancshares, Inc. *	923	47,553
Southern Missouri Bancorp, Inc.	686	40,556
Southside Bancshares, Inc.	3,368	102,353
Southstate Bank Corp.	8,044	757,021

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
Stellar Bancorp, Inc.	2,986	$92,387
Stock Yards Bancorp, Inc.	2,936	190,693
Synovus Financial Corp.	7,110	355,855
Texas Capital Bancshares, Inc. *	3,132	283,571
TFS Financial Corp. @	3,750	50,175
Timberland Bancorp, Inc.	921	32,972
Tompkins Financial Corp.	1,559	113,059
Towne Bank	5,809	193,846
TriCo Bancshares	2,959	140,168
Triumph Financial, Inc. *	2,441	152,880
TrustCo Bank Corp.	1,746	72,162
Trustmark Corp.	5,770	224,741
UMB Financial Corp.	7,466	858,889
United Bankshares, Inc.	12,088	464,179
United Community Banks, Inc.	8,563	267,337
Unity Bancorp, Inc.	360	18,619
Univest Financial Corp.	3,363	110,105
Valley National Bancorp	27,653	322,987
WaFd, Inc.	6,377	204,255
Washington Trust Bancorp, Inc.	2,001	59,130
Webster Financial Corp.	10,588	666,409
WesBanco, Inc.	8,472	281,609
West BanCorp, Inc.	1,763	39,121
Westamerica BanCorp.	2,658	127,132
Western Alliance Bancorp.	5,446	457,845
Western New England Bancorp, Inc.	3,161	39,892
Wintrust Financial Corp.	5,640	788,585
WSFS Financial Corp.	6,445	356,022
Zions Bancorp NA	10,151	594,239
		33,551,185

Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	6,300	266,490
Brady Corp., Class A	4,578	358,778
Brink’s Co. (The)	4,524	528,086
Casella Waste Systems, Inc., Class A *	5,326	521,628
Cimpress PLC *	1,426	94,957
Clean Harbors, Inc. *	4,977	1,167,007
Deluxe Corp.	2,134	47,652
Ennis, Inc.	3,110	56,011
HNI Corp.	6,271	263,633
Interface, Inc.	5,834	162,885
Liquidity Services, Inc. *	3,228	97,841
MillerKnoll, Inc.	3,785	69,190
MSA Safety, Inc.	4,031	645,524
OPENLANE, Inc. *	2,720	81,002
Tetra Tech, Inc.	22,616	758,541
UniFirst Corp.	1,530	295,137
Vestis Corp. @	6,146	40,994
Virco Mfg. Corp. @	2,494	15,937
		5,471,293

Communications Equipment — 1.8%
BK Technologies Corp. *	400	29,836
Calix, Inc. *	2,992	158,367
Ciena Corp. *	10,857	2,539,127
Clearfield, Inc. *	1,417	41,305
Digi International, Inc. *	3,397	147,056
F5, Inc. *	3,709	946,759
Harmonic, Inc. *	10,330	102,164
Lantronix, Inc. *	1,100	6,446
Lumentum Holdings, Inc. @*	2,690	991,507
NETGEAR, Inc. *	3,539	86,812
NetScout Systems, Inc. *	8,182	221,405
Optical Cable Corp. *	374	1,664
Ribbon Communications, Inc. *	3,700	10,656
Viasat, Inc. *	1,242	42,799
Viavi Solutions, Inc. *	21,651	385,821
		5,711,724

Computers & Peripherals — 0.1%
AstroNova, Inc. *	1,572	13,598
Corsair Gaming, Inc. *	2,554	15,171
Diebold Nixdorf, Inc. *	1,592	108,081
Eastman Kodak Co. *	1,808	15,296
Xerox Holdings Corp. @	5,031	11,923
		164,069

Construction & Engineering — 2.6%
AECOM	4,153	395,905
Ameresco, Inc., Class A *	3,289	96,335
API Group Corp. *	2,392	91,518
Arcosa, Inc.	1,853	197,011
Dycom Industries, Inc. *	2,492	842,047
Everus Construction Group, Inc. *	2,821	241,365
Fluor Corp. *	6,585	260,964
Granite Construction, Inc.	4,358	502,695
Great Lakes Dredge & Dock Corp. *	7,436	97,560
IES Holdings, Inc. @*	1,933	751,976
MasTec, Inc. *	6,602	1,435,077
Matrix Service Co. *	4,086	47,806
MYR Group, Inc. *	1,336	291,916
NWPX Infrastructure, Inc. *	1,211	75,675
Primoris Services Corp.	4,603	571,416
Sterling Infrastructure, Inc. *	2,663	815,491
Tutor Perini Corp.	3,153	211,314
Valmont Industries, Inc.	1,958	787,743
WillScot Holdings Corp. @	18,315	344,871
		8,058,685

Construction Materials — 0.3%
Eagle Materials, Inc.	1,439	297,413
Knife River Corp. *	2,821	198,457
U.S. Lime & Minerals, Inc.	2,498	299,110
		794,980

Consumer Finance — 1.3%
Ally Financial, Inc.	6,410	290,309
Atlanticus Holdings Corp. *	1,324	88,642
Bread Financial Holdings, Inc.	2,147	158,942
Consumer Portfolio Services, Inc. *	3,813	35,575

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Consumer Finance (Continued)
Credit Acceptance Corp. @*	760	$337,030
Dave, Inc. *	150	33,212
Encore Capital Group, Inc. @*	2,787	151,473
Enova International, Inc. *	2,166	340,495
Ezcorp, Inc., Class A *	5,994	116,404
FirstCash Holdings, Inc.	2,667	425,066
LendingClub Corp. *	5,226	98,980
Navient Corp.	8,170	106,210
Nelnet, Inc., Class A	2,441	324,555
NerdWallet, Inc., Class A *	692	9,377
OneMain Holdings, Inc.	7,656	517,163
PRA Group, Inc. *	4,120	72,883
PROG Holdings, Inc.	4,487	132,322
Regional Management Corp.	1,467	56,846
SLM Corp.	14,278	386,363
SoFi Technologies, Inc. *	6,427	168,259
World Acceptance Corp. *	514	72,160
		3,922,266

Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	5,948	102,127
Andersons, Inc. (The)	4,055	215,604
BJ’s Wholesale Club Holdings, Inc. *	4,618	415,759
Casey’s General Stores, Inc.	2,455	1,356,903
Chefs’ Warehouse, Inc. (The) *	4,636	288,962
Grocery Outlet Holding Corp. *	2,191	22,129
Ingles Markets, Inc., Class A	1,973	135,249
Maplebear, Inc. *	6,266	281,845
Natural Grocers by Vitamin Cottage, Inc.	2,710	67,885
Performance Food Group Co. *	9,263	832,929
PriceSmart, Inc.	2,691	330,105
Sprouts Farmers Market, Inc. *	7,149	569,561
U.S. Foods Holding Corp. *	13,615	1,025,482
United Natural Foods, Inc. *	2,836	95,488
Village Super Market, Inc., Class A	830	29,378
Weis Markets, Inc.	2,943	188,617
		5,958,023

Containers & Packaging — 0.9%
AptarGroup, Inc.	5,666	691,025
Ardagh Metal Packaging SA	9,618	39,434
Avery Dennison Corp.	609	110,765
Ball Corp.	1,336	70,768
Crown Holdings, Inc.	3,202	329,710
Graphic Packaging Holding Co.	8,918	134,305
Greif, Inc., Class A	2,553	172,838
Greif, Inc., Class B	715	53,403
Myers Industries, Inc.	4,361	81,638
O-I Glass, Inc. *	8,143	120,191
Sealed Air Corp.	6,808	282,055
Silgan Holdings, Inc. @	11,743	474,065
Sonoco Products Co.	4,592	200,395
TriMas Corp.	3,690	130,811
		2,891,403

Distributors — 0.1%
GigaCloud Technology, Inc., Class A *	734	28,832
Gold.com, Inc.	2,332	79,405
LKQ Corp.	3,492	105,458
Pool Corp.	660	150,975
Weyco Group, Inc.	1,043	31,905
		396,575

Diversified Consumer Services — 1.3%
ADT, Inc.	1,253	10,112
Adtalem Global Education, Inc. *	3,867	400,118
American Public Education, Inc. *	1,928	72,878
Bright Horizons Family Solutions, Inc. *	1,895	192,153
Carriage Services, Inc.	1,424	60,235
Coursera, Inc. *	6,493	47,788
Driven Brands Holdings, Inc. @*	5,396	79,969
Duolingo, Inc. *	500	87,750
Frontdoor, Inc. *	2,849	164,359
Graham Holdings Co., Class B	388	426,257
Grand Canyon Education, Inc. *	2,418	402,138
H&R Block, Inc.	11,646	507,533
Laureate Education, Inc. *	3,916	131,852
Lincoln Educational Services Corp. *	790	19,078
Matthews International Corp., Class A @	2,051	53,572
Mister Car Wash, Inc. @*	12,585	69,973
OneSpaWorld Holdings Ltd.	3,608	74,830
Perdoceo Education Corp.	6,976	204,606
Service Corp. International	7,334	571,832
Strategic Education, Inc.	2,650	212,530
Stride, Inc. *	3,868	251,149
Udemy, Inc. *	2,420	14,157
Universal Technical Institute, Inc. *	1,409	36,817
		4,091,686

Diversified Telecommunication Services — 0.1%
ATN International, Inc.	1,200	27,360
Bandwidth, Inc., Class A *	766	11,835
GCI Liberty, Inc. *§	8,984	—
GCI Liberty, Inc., Class A *	164	6,047
GCI Liberty, Inc., Class C *	706	26,270
IDT Corp., Class B	1,342	68,724

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Liberty Latin America Ltd., Class A *	1,600	$11,824
Liberty Latin America Ltd., Class C *	10,810	80,643
Lumen Technologies, Inc. *	8,343	64,825
Shenandoah Telecommunications Co.	6,413	74,134
Uniti Group, Inc.	1,930	13,529
		385,191

Electric Utilities — 1.0%
Alliant Energy Corp.	328	21,323
Evergy, Inc.	3,100	224,719
Genie Energy Ltd., Class B	2,213	30,495
Hawaiian Electric Industries, Inc. *	3,058	37,613
IDACORP, Inc.	2,837	359,051
MGE Energy, Inc.	3,771	295,722
OGE Energy Corp.	10,049	429,092
Otter Tail Corp.	4,597	371,484
Pinnacle West Capital Corp.	5,960	528,652
Portland General Electric Co.	5,648	271,048
TXNM Energy, Inc.	9,280	546,406
		3,115,605

Electrical Equipment — 1.5%
Acuity, Inc.	2,347	845,014
Allient, Inc.	1,626	87,397
Atkore, Inc.	3,999	252,937
EnerSys	3,615	530,501
Generac Holdings, Inc. *	720	98,186
LSI Industries, Inc.	3,137	57,470
Nextpower, Inc., Class A *	3,948	343,910
nVent Electric PLC	3,043	310,295
Powell Industries, Inc. @	1,062	338,544
Preformed Line Products Co. @	539	111,417
Regal Rexnord Corp.	6,071	851,883
Sensata Technologies Holding PLC	6,595	219,548
Sunrun, Inc. *	6,232	114,669
Thermon Group Holdings, Inc. *	3,577	132,921
Vicor Corp. *	3,445	377,572
		4,672,264

Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.	3,308	692,596
Arrow Electronics, Inc. *	5,952	655,791
Avnet, Inc.	8,026	385,890
Badger Meter, Inc.	3,103	541,194
Bel Fuse, Inc., Class B	1,421	241,044
Belden, Inc.	4,607	536,946
Benchmark Electronics, Inc.	3,809	162,873
Climb Global Solutions, Inc.	315	32,379
Cognex Corp.	3,708	133,414
Crane NXT Co. @	3,089	145,399
CTS Corp.	3,522	150,988
ePlus, Inc.	1,591	139,531
Fabrinet *	2,915	1,327,141
Flex Ltd. *	17,816	1,076,443
Insight Enterprises, Inc. *	2,809	228,849
IPG Photonics Corp. *	2,104	150,646
Itron, Inc. *	4,157	386,019
Jabil, Inc.	674	153,686
Kimball Electronics, Inc. *	2,512	69,884
Knowles Corp. *	3,541	75,884
Littelfuse, Inc.	1,865	471,696
Methode Electronics, Inc.	4,122	27,370
Mirion Technologies, Inc. *	1,739	40,727
Napco Security Technologies, Inc.	3,236	134,941
nLight, Inc. *	1,098	41,186
Novanta, Inc. *	3,185	378,983
OSI Systems, Inc. @*	1,449	369,582
PC Connection, Inc.	2,305	133,137
Plexus Corp. *	2,380	349,860
Powerfleet, Inc. NJ @*	3,238	17,226
Richardson Electronics Ltd. @	1,505	16,374
Rogers Corp. *	2,017	184,697
Sanmina Corp. *	4,678	702,028
ScanSource, Inc. *	2,807	109,641
TD SYNNEX Corp.	3,515	528,058
Trimble, Inc. *	7,608	596,087
TTM Technologies, Inc. *	8,928	616,032
Vishay Intertechnology, Inc.	11,850	171,707
Vishay Precision Group, Inc. @*	1,694	65,219
Vontier Corp.	8,347	310,342
Zebra Technologies Corp., Class A *	953	231,407
		12,782,897

Energy Equipment & Services — 1.3%
Archrock, Inc.	12,231	318,251
Borr Drilling Ltd. *	7,687	30,979
Bristow Group, Inc. *	1,579	57,823
Cactus, Inc., Class A	3,486	159,241
Expro Group Holdings NV *	3,224	43,040
Helix Energy Solutions Group, Inc. *	8,345	52,323
Helmerich & Payne, Inc.	4,447	127,540
Innovex International, Inc. *	2,048	44,790
Kodiak Gas Services, Inc.	3,960	148,104
Liberty Energy, Inc.	8,201	151,390
Nabors Industries Ltd. @*	539	29,268
National Energy Services Reunited Corp. *	2,234	34,984

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Natural Gas Services Group, Inc.	2,179	$73,323
Noble Corp. PLC	2,483	70,120
NOV, Inc.	16,544	258,583
Oceaneering International, Inc. *	4,561	109,601
Oil States International, Inc. *	3,584	24,264
Patterson-UTI Energy, Inc.	17,089	104,414
ProPetro Holding Corp. *	4,527	43,052
RPC, Inc.	8,542	46,468
SEACOR Marine Holdings, Inc. *	3,233	19,463
Seadrill Ltd. *	2,970	102,762
Select Water Solutions, Inc.	3,073	32,328
Solaris Energy Infrastructure, Inc.	1,669	76,724
TechnipFMC PLC	20,068	894,230
TETRA Technologies, Inc. *	8,698	81,500
Tidewater, Inc. @*	2,915	147,237
Transocean Ltd. *	43,549	179,857
Valaris Ltd. @*	2,773	139,759
Weatherford International PLC	4,378	342,622
		3,944,040

Entertainment — 0.3%
Atlanta Braves Holdings, Inc., Class A *	934	39,686
Atlanta Braves Holdings, Inc., Class C *	1,592	62,804
Cinemark Holdings, Inc.	7,484	173,928
IMAX Corp. *	2,245	82,975
Liberty Live Holdings, Inc., Class A *	650	52,975
Liberty Live Holdings, Inc., Class C *	836	69,522
Lionsgate Studios Corp. *	4,178	38,145
Madison Square Garden Entertainment Corp. *	930	50,118
Madison Square Garden Sports Corp. *	97	25,089
Marcus Corp. (The)	3,100	48,081
Sphere Entertainment Co. @*	1,300	123,604
Starz Entertainment Corp. *	278	3,253
Warner Music Group Corp., Class A	1,140	34,964
		805,144

Financial Services — 1.5%
Acacia Research Corp. @*	1,995	7,461
Alerus Financial Corp.	466	10,494
Cantaloupe, Inc. *	930	9,877
Cass Information Systems, Inc.	1,499	62,238
Equitable Holdings, Inc.	4,600	219,190
Essent Group Ltd.	4,642	301,776
Euronet Worldwide, Inc. *	1,101	83,797
EVERTEC, Inc.	2,541	73,918
Federal Agricultural Mortgage Corp., Class C	923	162,051
International Money Express, Inc. *	1,977	30,367
Jack Henry & Associates, Inc.	2,212	403,646
Jackson Financial, Inc., Class A	1,992	212,447
Marqeta, Inc., Class A *	19,372	92,017
Merchants Bancorp	2,274	77,452
MGIC Investment Corp.	11,104	324,459
NCR Atleos Corp. *	850	32,393
NMI Holdings, Inc. *	7,878	321,344
Onity Group, Inc. *	410	18,774
Payoneer Global, Inc. *	13,931	78,292
Paysafe Ltd. @*	1,300	10,517
PennyMac Financial Services, Inc.	1,706	224,919
Radian Group, Inc.	7,144	257,113
Remitly Global, Inc. *	6,731	92,888
Sezzle, Inc. @*	413	26,215
Shift4 Payments, Inc., Class A @*	2,548	160,448
Voya Financial, Inc.	9,648	718,680
Walker & Dunlop, Inc.	3,120	187,668
Waterstone Financial, Inc.	2,966	49,087
Western Union Co. (The) @	5,698	53,048
WEX, Inc. *	1,703	253,713
		4,556,289

Food Products — 1.5%
Alico, Inc. @	713	25,939
Bunge Global SA	261	23,250
Cal-Maine Foods, Inc.	3,959	315,018
Calavo Growers, Inc.	2,189	47,611
Campbell’s Co. (The)	10,241	285,417
Conagra Brands, Inc.	4,537	78,535
Darling Ingredients, Inc. *	13,438	483,768
Dole PLC	3,857	57,816
Flowers Foods, Inc.	9,365	101,891
Fresh Del Monte Produce, Inc.	5,010	178,506
Freshpet, Inc. *	870	53,009
Hormel Foods Corp.	3,194	75,698
Ingredion, Inc.	3,754	413,916
J&J Snack Foods Corp.	1,747	157,876
J.M. Smucker Co. (The)	2,567	251,078
John B Sanfilippo & Son, Inc.	981	69,259
Lamb Weston Holdings, Inc.	1,821	76,282
Lifeway Foods, Inc. @*	1,756	42,548
Limoneira Co.	2,072	26,159
Mama’s Creations, Inc. *	914	12,330
Marzetti Co. (The)	2,908	478,133
Mission Produce, Inc. *	2,373	27,527
Pilgrim’s Pride Corp.	5,624	219,280
Post Holdings, Inc. *	4,776	473,063
Seaboard Corp.	42	186,682
Seneca Foods Corp., Class A *	800	88,504
Tootsie Roll Industries, Inc. @	5,057	185,238

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Food Products (Continued)
TreeHouse Foods, Inc. *	2,393	$56,451
Utz Brands, Inc.	4,559	47,322
Vital Farms, Inc. *	2,774	88,602
		4,626,708

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	2,106	262,745
MDU Resources Group, Inc.	11,285	220,283
National Fuel Gas Co.	4,000	320,240
New Jersey Resources Corp.	9,687	446,764
Northwest Natural Holding Co.	3,354	156,766
ONE Gas, Inc.	5,011	387,100
RGC Resources, Inc.	600	12,780
Southwest Gas Holdings, Inc.	4,019	321,600
Spire, Inc.	4,808	397,622
UGI Corp.	6,235	233,376
		2,759,276

Ground Transportation — 0.9%
ArcBest Corp.	2,227	165,221
Avis Budget Group, Inc. @*	279	35,801
Covenant Logistics Group, Inc.	1,720	37,909
Heartland Express, Inc.	5,239	47,308
Knight-Swift Transportation Holdings, Inc.	10,458	546,744
Landstar System, Inc.	2,867	411,988
Marten Transport Ltd.	7,902	89,925
PAMT Corp. *	2,517	30,406
RXO, Inc. @*	1,530	19,339
Saia, Inc. *	1,087	354,927
Schneider National, Inc., Class B	1,500	39,795
U-Haul Holding Co. @	9,522	445,058
U-Haul Holding Co. *	1,058	53,334
Universal Logistics Holdings, Inc. @	2,139	32,492
Werner Enterprises, Inc.	6,118	183,601
XPO, Inc. *	2,025	275,218
		2,769,066

Health Care Equipment & Supplies — 1.8%
ABIOMED, Inc. CVR *¶§	90	—
Align Technology, Inc. *	881	137,568
AngioDynamics, Inc. *	2,110	27,092
Artivion, Inc. *	5,028	229,327
AtriCure, Inc. *	1,614	63,850
Avanos Medical, Inc. *	1,889	21,213
Axogen, Inc. *	2,643	86,505
Baxter International, Inc.	7,197	137,535
CONMED Corp.	2,255	91,553
Cooper Cos., Inc. (The) *	1,405	115,154
Dentsply Sirona, Inc.	8,671	99,110
Electromed, Inc. *	2,175	63,336
Enovis Corp. *	1,805	48,085
Envista Holdings Corp. *	4,699	102,015
Globus Medical, Inc., Class A *	8,354	729,388
Haemonetics Corp. *	5,164	413,895
Hologic, Inc. *	3,027	225,481
ICU Medical, Inc. *	674	96,160
Inspire Medical Systems, Inc. *	728	67,143
Insulet Corp. *	394	111,991
Integer Holdings Corp. *	3,152	247,211
Integra LifeSciences Holdings Corp. *	6,371	79,128
iRadimed Corp.	704	68,485
Lantheus Holdings, Inc. *	3,768	250,760
LeMaitre Vascular, Inc.	1,935	156,928
LENSAR, Inc. @*	1,385	16,108
LivaNova PLC *	2,604	160,224
Masimo Corp. *	762	99,106
Merit Medical Systems, Inc. *	3,513	309,636
Neogen Corp. *	10,822	75,646
Novocure Ltd. *	3,198	41,350
Omnicell, Inc. *	4,593	208,063
Orthofix Medical, Inc. *	1,471	22,300
OrthoPediatrics Corp. @*	1,252	22,236
Penumbra, Inc. *	1,722	535,387
QuidelOrtho Corp. *	2,374	67,801
Tactile Systems Technology, Inc. *	1,239	35,931
Teleflex, Inc.	992	121,064
UFP Technologies, Inc. *	700	155,421
Utah Medical Products, Inc.	630	35,255
		5,574,441

Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc. @*	2,928	41,548
AdaptHealth Corp. *	5,765	57,419
Addus HomeCare Corp. *	1,872	201,034
AMN Healthcare Services, Inc. *	3,754	59,163
Brookdale Senior Living, Inc. *	7,211	77,807
Castle Biosciences, Inc. *	1,302	50,648
Chemed Corp.	896	383,362
Clover Health Investments Corp. @*	7,614	17,893
Concentra Group Holdings Parent, Inc.	9,795	192,766
CorVel Corp. *	3,061	207,138
Cross Country Healthcare, Inc. *	3,321	26,900
DaVita, Inc. *	8,508	966,594
Encompass Health Corp.	6,968	739,583
Ensign Group, Inc. (The)	3,414	594,719
Fulgent Genetics, Inc. *	2,336	61,367
HealthEquity, Inc. *	4,526	414,627
Henry Schein, Inc. *	7,338	554,606
LifeStance Health Group, Inc. *	18,250	128,480
Molina Healthcare, Inc. *	429	74,449
National HealthCare Corp.	1,582	216,876

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
National Research Corp. @	2,987	$56,066
NeoGenomics, Inc. *	6,188	72,771
Option Care Health, Inc. *	7,998	254,816
Owens & Minor, Inc. *	2,201	6,163
PACS Group, Inc. *	961	36,893
Pediatrix Medical Group, Inc. *	4,641	99,271
Pennant Group, Inc. (The) *	2,408	67,785
Privia Health Group, Inc. *	4,459	105,723
Progyny, Inc. *	3,244	83,306
RadNet, Inc. *	5,402	385,433
Select Medical Holdings Corp.	12,138	180,249
Surgery Partners, Inc. *	5,966	92,175
Tenet Healthcare Corp. *	9,110	1,810,339
U.S. Physical Therapy, Inc.	1,511	117,994
Universal Health Services, Inc., Class B	3,730	813,214
		9,249,177

Health Care Technology — 0.1%
Certara, Inc. *	4,783	42,138
Doximity, Inc., Class A *	2,443	108,176
HealthStream, Inc.	2,771	63,927
Phreesia, Inc. *	1,873	31,691
Schrodinger, Inc. *	2,560	45,773
Simulations Plus, Inc. *	1,298	23,663
Teladoc Health, Inc. @*	7,173	50,211
TruBridge, Inc. *	1,636	36,106
Waystar Holding Corp. *	1,480	48,470
		450,155

Hotels, Restaurants & Leisure — 2.9%
Aramark	20,945	772,033
Biglari Holdings, Inc., Class A *	7	12,180
Biglari Holdings, Inc., Class B *	74	24,600
BJ’s Restaurants, Inc. *	2,751	108,389
Boyd Gaming Corp.	2,637	224,778
Brightstar Lottery PLC	969	15,000
Brinker International, Inc. *	4,610	661,627
Caesars Entertainment, Inc. *	5,163	120,763
Cheesecake Factory, Inc. (The)	5,035	254,167
Choice Hotels International, Inc. @	5,300	504,878
Churchill Downs, Inc.	6,075	691,213
Cracker Barrel Old Country Store, Inc.	2,324	59,030
Denny’s Corp. @*	4,694	29,197
Domino’s Pizza, Inc.	558	232,586
Dutch Bros, Inc., Class A *	1,169	71,566
El Pollo Loco Holdings, Inc. *	2,723	28,483
First Watch Restaurant Group, Inc. *	2,347	35,393
Hilton Grand Vacations, Inc. *	2,866	128,253
Hyatt Hotels Corp., Class A	811	130,019
Inspired Entertainment, Inc. *	1,305	12,215
Kura Sushi USA, Inc., Class A @*	365	19,100
Life Time Group Holdings, Inc. *	390	10,366
Marriott Vacations Worldwide Corp. @	3,349	193,204
Monarch Casino & Resort, Inc.	1,490	142,593
Nathan’s Famous, Inc.	681	63,721
Norwegian Cruise Line Holdings Ltd. *	9,121	203,581
Papa John’s International, Inc.	3,338	128,480
Planet Fitness, Inc., Class A *	8,887	963,973
Pursuit Attractions & Hospitality, Inc. *	1,167	39,305
Shake Shack, Inc., Class A *	2,266	183,931
Target Hospitality Corp. *	2,392	19,160
Texas Roadhouse, Inc.	5,745	953,670
Travel + Leisure Co.	3,181	224,356
United Parks & Resorts, Inc. @*	3,740	135,762
Vail Resorts, Inc. @	1,779	236,251
Wendy’s Co. (The) @	22,109	184,168
Wingstop, Inc. @	1,117	266,393
Wyndham Hotels & Resorts, Inc.	5,481	414,144
Wynn Resorts Ltd.	5,043	606,824
		9,105,352

Household Durables — 3.0%
Bassett Furniture Industries, Inc.	1,080	18,101
Beazer Homes USA, Inc. *	1,643	33,304
Cavco Industries, Inc. *	691	408,201
Century Communities, Inc.	3,367	199,831
Champion Homes, Inc. *	2,566	216,827
Dream Finders Homes, Inc., Class A @*	600	10,260
Ethan Allen Interiors, Inc.	2,598	59,338
Flexsteel Industries, Inc.	1,069	42,215
Green Brick Partners, Inc. *	4,024	252,144
Hamilton Beach Brands Holding Co., Class A	2,000	32,900
Helen of Troy Ltd. *	2,629	55,866
Hooker Furnishings Corp.	1,742	19,667
Hovnanian Enterprises, Inc., Class A *	113	11,022
Installed Building Products, Inc.	3,050	791,139
KB Home	7,849	442,762
La-Z-Boy, Inc.	4,321	161,044
Legacy Housing Corp. *	600	11,712
Leggett & Platt, Inc.	5,052	55,572
LGI Homes, Inc. *	624	26,807
M/I Homes, Inc. *	2,340	299,403
Meritage Homes Corp.	6,982	459,416
Mohawk Industries, Inc. *	3,847	420,477
Newell Brands, Inc.	11,481	42,709
Orleans Homebuilders, Inc. @*§	4,953	—
SharkNinja, Inc. *	782	87,506
Somnigroup International, Inc.	16,837	1,503,207
Sonos, Inc. *	4,621	81,145
Taylor Morrison Home Corp. *	9,778	575,631
Toll Brothers, Inc.	10,507	1,420,757
TopBuild Corp. *	2,826	1,178,979
TRI Pointe Homes, Inc. *	9,397	295,724
Whirlpool Corp.	218	15,726
		9,229,392

Household Products — 0.2%
Central Garden & Pet Co. *	427	13,728
Central Garden & Pet Co., Class A *	5,031	146,855
Clorox Co. (The)	1,797	181,192
Energizer Holdings, Inc.	1,081	21,501

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Household Products (Continued)
Oil-Dri Corp. of America	611	$29,902
Spectrum Brands Holdings, Inc.	1,189	70,246
WD-40 Co.	1,229	241,990
		705,414

Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)	14,453	207,256
Clearway Energy, Inc., Class A	3,716	116,757
Clearway Energy, Inc., Class C	8,971	298,375
Hallador Energy Co. *	3,193	60,795
Ormat Technologies, Inc.	5,451	602,172
		1,285,355

Insurance — 4.4%
American Financial Group, Inc.	3,696	505,169
AMERISAFE, Inc.	1,125	43,211
Assurant, Inc.	4,101	987,726
Assured Guaranty Ltd.	4,657	418,525
Axis Capital Holdings Ltd.	4,830	517,245
Baldwin Insurance Group, Inc. (The) @*	3,130	75,214
Bowhead Specialty Holdings, Inc. *	1,110	31,679
Brighthouse Financial, Inc. *	3,337	216,204
Citizens, Inc. @*	6,126	29,589
CNO Financial Group, Inc.	8,455	359,084
Crawford & Co., Class A	3,214	36,157
Crawford & Co., Class B	3,345	35,858
Donegal Group, Inc., Class A	2,745	54,845
Employers Holdings, Inc.	2,665	115,048
Everest Group Ltd.	18	6,108
F&G Annuities & Life, Inc.	1,116	34,429
Fidelis Insurance Holdings Ltd.	4,915	96,187
Fidelity National Financial, Inc.	3,987	217,650
First American Financial Corp.	7,508	461,291
Genworth Financial, Inc. *	14,918	134,710
Globe Life, Inc.	3,866	540,699
Goosehead Insurance, Inc., Class A	179	13,183
Greenlight Capital Re Ltd., Class A *	800	11,664
Hamilton Insurance Group Ltd., Class B *	3,109	86,741
Hanover Insurance Group, Inc. (The)	2,145	392,042
HCI Group, Inc.	741	142,042
Heritage Insurance Holdings, Inc. *	638	18,668
Hippo Holdings, Inc. *	378	11,370
Horace Mann Educators Corp.	4,392	202,823
Investors Title Co.	279	69,650
Kemper Corp.	5,843	236,875
Kinsale Capital Group, Inc.	808	316,025
Lincoln National Corp.	7,815	348,002
Mercury General Corp.	3,869	363,918
Octave Specialty Group, Inc. *	900	7,002
Old Republic International Corp.	20,327	927,724
Palomar Holdings, Inc. *	1,593	214,673
Primerica, Inc.	2,788	720,308
Reinsurance Group of America, Inc.	3,182	647,410
RenaissanceRe Holdings Ltd.	2,896	814,239
RLI Corp.	7,825	500,643
Root, Inc., Class A *	289	20,874
Safety Insurance Group, Inc.	1,493	116,320
Selective Insurance Group, Inc.	5,516	461,524
SiriusPoint Ltd. *	5,738	125,605
Skyward Specialty Insurance Group, Inc. *	1,802	92,100
Stewart Information Services Corp.	2,578	181,130
Tiptree, Inc.	1,802	32,923
Trupanion, Inc. *	916	34,231
Unico American Corp. *§	1,700	17
United Fire Group, Inc.	1,185	43,075
Universal Insurance Holdings, Inc.	2,828	95,586
Unum Group	14,680	1,137,700
White Mountains Insurance Group Ltd.	170	353,265
		13,655,980

Interactive Media & Services — 0.3%
Cargurus, Inc. *	1,272	48,781
Cars.com, Inc. *	3,931	47,958
fuboTV, Inc., Class A *	5,933	14,951
Match Group, Inc.	6,820	220,218
QuinStreet, Inc. *	2,382	34,229
Shutterstock, Inc.	1,210	23,111
TripAdvisor, Inc. *	4,913	71,533
Yelp, Inc. *	4,724	143,563
Ziff Davis, Inc. @*	2,996	105,310
ZoomInfo Technologies, Inc. *	16,411	166,900
		876,554

IT Services — 0.9%
Akamai Technologies, Inc. *	2,411	210,360
Amdocs Ltd.	5,319	428,233
ASGN, Inc. *	4,078	196,437
DXC Technology Co. *	3,998	58,571
EPAM Systems, Inc. *	1,045	214,100
Fastly, Inc., Class A *	6,560	66,781
Globant SA *	761	49,746
Hackett Group, Inc. (The)	3,495	68,607
Information Services Group, Inc.	2,180	12,600
Kyndryl Holdings, Inc. *	2,623	69,667
MongoDB, Inc. *	712	298,819
Okta, Inc. *	5,003	432,609
Twilio, Inc., Class A *	3,932	559,288
		2,665,818

Leisure Equipment & Products — 0.5%
Acushnet Holdings Corp.	541	43,183
Brunswick Corp.	3,312	245,883
Escalade, Inc.	1,950	26,305
Hasbro, Inc.	3,807	312,174
Johnson Outdoors, Inc., Class A	1,000	42,450
Latham Group, Inc. *	5,029	31,934
Malibu Boats, Inc., Class A *	2,116	59,692
Marine Products Corp. @	3,930	34,427
MasterCraft Boat Holdings, Inc. *	1,583	29,934
Mattel, Inc. *	16,916	335,613

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Leisure Equipment & Products (Continued)
Polaris, Inc.	1,935	$122,389
Smith & Wesson Brands, Inc.	2,884	28,465
Sturm Ruger & Co., Inc.	407	13,289
Topgolf Callaway Brands Corp. *	8,901	103,875
YETI Holdings, Inc. @*	2,934	129,595
		1,559,208

Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A *	5,027	81,990
Avantor, Inc. *	7,284	83,475
Azenta, Inc. *	2,443	81,254
Bio-Rad Laboratories, Inc., Class A *	457	138,466
Bio-Techne Corp.	3,837	225,654
BioLife Solutions, Inc. *	1,278	30,902
Bruker Corp.	5,636	265,512
Charles River Laboratories International, Inc. *	991	197,685
Cytek Biosciences, Inc. @*	3,145	15,882
ICON PLC *	104	18,951
Illumina, Inc. *	200	26,232
Medpace Holdings, Inc. *	2,141	1,202,493
OmniAb, Inc. *	8,462	15,655
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Personalis, Inc. *	778	6,193
Repligen Corp. *	2,618	428,985
Revvity, Inc.	2,747	265,772
		3,085,101

Machinery — 5.4%
Aebi Schmidt Holding AG	4,070	51,485
AGCO Corp.	4,840	504,909
Alamo Group, Inc.	1,213	203,626
Albany International Corp., Class A	2,901	147,081
Allison Transmission Holdings, Inc.	6,647	650,741
Astec Industries, Inc.	1,354	58,655
CECO Environmental Corp. *	4,211	252,028
Chart Industries, Inc. *	475	97,959
CNH Industrial NV	11,489	105,929
Columbus McKinnon Corp.	2,642	45,574
Crane Co.	3,089	569,704
Donaldson Co., Inc.	8,206	727,544
Douglas Dynamics, Inc.	2,507	81,854
Eastern Co. (The)	776	15,279
Enerpac Tool Group Corp.	4,909	187,720
Enpro, Inc.	1,812	388,004
Esab Corp.	418	46,699
ESCO Technologies, Inc.	2,200	429,858
Federal Signal Corp.	5,267	571,943
Flowserve Corp.	2,564	177,890
Franklin Electric Co., Inc.	4,975	475,262
Gorman-Rupp Co. (The)	2,754	131,503
Graco, Inc.	4,511	369,767
Greenbrier Cos., Inc. (The)	2,663	124,469
Helios Technologies, Inc.	2,930	156,726
Hurco Cos., Inc. *	1,000	15,450
Hyster-Yale, Inc.	165	4,902
IDEX Corp.	100	17,794
ITT, Inc.	5,131	890,280
Kadant, Inc. @	1,029	293,286
Kennametal, Inc.	3,360	95,458
L.B. Foster Co., Class A *	1,565	42,177
Lincoln Electric Holdings, Inc.	3,365	806,389
Lindsay Corp.	1,109	130,718
Manitowoc Co., Inc. (The) *	3,607	43,248
Middleby Corp. (The) *	2,710	402,896
Miller Industries, Inc.	1,261	47,124
Mueller Industries, Inc.	9,528	1,093,814
Mueller Water Products, Inc., Class A	15,406	366,971
Nordson Corp.	846	203,404
Omega Flex, Inc.	590	17,370
Oshkosh Corp.	4,130	518,852
Park-Ohio Holdings Corp.	2,182	45,691
Pentair PLC	11,013	1,146,894
Perma-Pipe International Holdings, Inc. *	1,900	57,684
RBC Bearings, Inc. *	336	150,672
Snap-on, Inc.	631	217,443
SPX Technologies, Inc. *	4,109	822,046
Standex International Corp.	1,107	240,529
Stanley Black & Decker, Inc.	2,815	209,098
Tennant Co.	1,721	126,838
Terex Corp.	6,303	336,454
Timken Co. (The)	6,902	580,665
Titan International, Inc. *	4,338	33,966
Toro Co. (The)	3,825	301,104
Trinity Industries, Inc.	4,908	129,767
Wabash National Corp.	2,121	18,347
Watts Water Technologies, Inc., Class A	2,360	651,407
Worthington Enterprises, Inc.	4,458	229,899
		16,860,846

Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd. *	1,145	17,644
Costamare, Inc.	5,728	90,445
Kirby Corp. *	4,368	481,266
Matson, Inc.	2,963	366,079
		955,434

Media — 1.1%
Cable One, Inc. @	179	20,200
Entravision Communications Corp., Class A	3,329	9,754
EW Scripps Co. (The), Class A *	7,073	28,221
Fox Corp., Class A	3,642	266,121
Fox Corp., Class B	817	53,048
Gray Media, Inc.	8,433	40,816
John Wiley & Sons, Inc., Class A	2,491	76,299
Liberty Broadband Corp., Class A *	824	39,783
Liberty Broadband Corp., Class C *	2,320	112,752
Magnite, Inc. *	6,511	105,674
New York Times Co. (The), Class A	17,457	1,211,865
News Corp., Class A	19,977	521,799
News Corp., Class B	7,188	212,980

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Media (Continued)
Nexstar Media Group, Inc.	2,102	$426,811
Paramount Skydance Corp., Class B	2,612	35,001
Saga Communications, Inc., Class A	664	7,576
Scholastic Corp.	1,911	56,623
Sinclair, Inc.	2,132	32,620
Stagwell, Inc. @*	6,625	32,396
USA TODAY Co., Inc. @*	2,301	11,850
		3,302,189

Metals & Mining — 1.7%
Alcoa Corp.	12,275	652,294
Alpha Metallurgical Resources, Inc. *	719	143,714
Century Aluminum Co. *	8,912	349,172
Cleveland-Cliffs, Inc. *	10,926	145,097
Coeur Mining, Inc. *	16,461	293,500
Commercial Metals Co.	12,402	858,466
Compass Minerals International, Inc. @*	600	11,784
Fortitude Gold Corp.	4,671	17,979
Friedman Industries, Inc.	700	14,343
Hecla Mining Co.	30,869	592,376
Kaiser Aluminum Corp.	1,901	218,349
Materion Corp.	1,832	227,754
McEwen, Inc. @*	2,432	45,016
Metallus, Inc. *	3,673	63,029
MP Materials Corp. @*	4,905	247,801
Olympic Steel, Inc.	1,200	51,342
Ramaco Resources, Inc., Class A @*	1,790	32,220
Reliance, Inc.	301	86,950
Royal Gold, Inc.	4,388	975,409
Ryerson Holding Corp. @	4,615	116,113
SunCoke Energy, Inc.	5,320	38,304
Warrior Met Coal, Inc.	738	65,069
Worthington Steel, Inc.	1,989	68,859
		5,314,940

Multi-Utilities — 0.6%
Avista Corp.	6,896	265,772
Black Hills Corp.	6,023	418,117
NiSource, Inc.	19,524	815,322
Northwestern Energy Group, Inc.	4,148	267,712
Unitil Corp.	1,923	93,150
		1,860,073

Oil, Gas & Consumable Fuels — 2.3%
Amplify Energy Corp. *	1,867	8,532
Antero Midstream Corp.	32,353	575,560
Antero Resources Corp. *	7,435	256,210
APA Corp. @	7,972	194,995
Ardmore Shipping Corp.	1,612	17,071
California Resources Corp.	1,759	78,645
Centrus Energy Corp., Class A @*	1,074	260,724
Chord Energy Corp.	244	22,619
Civitas Resources, Inc.	3,440	93,190
CNX Resources Corp. *	16,780	617,001
Comstock Resources, Inc. @*	8,676	201,110
Core Natural Resources, Inc.	1,743	154,273
Crescent Energy Co., Class A	8,076	67,758
CVR Energy, Inc. *	2,956	75,201
DHT Holdings, Inc.	11,638	142,100
Dorian LPG Ltd.	3,332	81,101
DT Midstream, Inc.	2,684	321,221
Evolution Petroleum Corp. @	5,356	18,960
Excelerate Energy, Inc., Class A	460	12,903
Expand Energy Corp.	39	4,304
Green Plains, Inc. *	3,022	29,616
Gulfport Energy Corp. *	944	196,342
HF Sinclair Corp.	8,792	405,135
International Seaways, Inc.	4,383	212,795
Kinetik Holdings, Inc.	968	34,896
Magnolia Oil & Gas Corp., Class A	7,613	166,649
Matador Resources Co.	10,827	459,498
Murphy Oil Corp.	7,046	220,187
NACCO Industries, Inc., Class A	533	26,138
Nordic American Tankers Ltd. @	8,255	28,397
Northern Oil and Gas, Inc. @	4,302	92,364
Ovintiv, Inc.	6,163	241,528
Par Pacific Holdings, Inc. *	2,616	91,926
PBF Energy, Inc., Class A	6,136	166,408
Peabody Energy Corp.	4,853	144,134
Permian Resources Corp.	26,947	378,066
Range Resources Corp.	10,825	381,689
REX American Resources Corp. *	3,102	100,257
SandRidge Energy, Inc.	2,175	31,385
Scorpio Tankers, Inc.	2,365	120,213
SFL Corp. Ltd.	2,476	19,338
Talos Energy, Inc. *	6,086	67,068
Teekay Corp. Ltd.	4,339	39,181
Teekay Tankers Ltd., Class A	1,880	100,430
Viper Energy, Inc., Class A	751	29,011
Vitesse Energy, Inc. @	2,544	48,997
World Kinect Corp.	2,783	65,206
		7,100,332

Paper & Forest Products — 0.2%
Clearwater Paper Corp. *	1,838	31,981
Louisiana-Pacific Corp.	6,194	500,227
Mercer International, Inc. @	7,857	15,557
Resolute Forest Products, Inc. CVR *¶§	7,629	—
Sylvamo Corp.	2,483	119,557
		667,322

Passenger Airlines — 0.3%
Aduro Biotech, Inc. CVR *¶§	237	—
Alaska Air Group, Inc. *	3,915	196,924
Allegiant Travel Co. *	441	37,604
American Airlines Group, Inc. *	12,202	187,057
SkyWest, Inc. *	3,627	364,187
Southwest Airlines Co.	642	26,534
		812,306

Personal Products — 0.3%
BellRing Brands, Inc. *	7,482	199,994
Coty, Inc., Class A *	16,435	50,620
elf Beauty, Inc. *	4,063	308,950

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Personal Products (Continued)
Herbalife Ltd. *	2,161	$27,855
Interparfums, Inc.	2,826	239,730
Medifast, Inc. @*	1,290	13,777
Nature’s Sunshine Products, Inc. *	1,700	36,686
USANA Health Sciences, Inc. *	2,205	43,284
		920,896

Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc. *	5,315	142,336
Amylyx Pharmaceuticals, Inc. *	2,673	32,290
ANI Pharmaceuticals, Inc. *	1,669	131,751
Arvinas, Inc. *	1,664	19,735
Collegium Pharmaceutical, Inc. *	2,590	119,917
Corcept Therapeutics, Inc. *	7,842	272,902
Edgewise Therapeutics, Inc. @*	3,194	79,259
Elanco Animal Health, Inc. *	13,501	305,528
Enliven Therapeutics, Inc. @*	1,921	29,583
Harmony Biosciences Holdings, Inc. *	2,568	96,094
Innoviva, Inc. *	5,963	119,200
Jazz Pharmaceuticals PLC *	2,825	480,250
LENZ Therapeutics, Inc. @*	446	7,136
Ligand Pharmaceuticals, Inc. *	1,727	326,524
Phibro Animal Health Corp., Class A	514	19,203
Prestige Consumer Healthcare, Inc. *	5,152	317,827
Rapport Therapeutics, Inc. *	584	17,718
SIGA Technologies, Inc.	5,422	33,128
Supernus Pharmaceuticals, Inc. *	5,158	256,353
Theravance Biopharma, Inc. @*	1,172	21,928
Ventyx Biosciences, Inc. *	2,132	19,252
Viatris, Inc.	12,937	161,066
		3,008,980

Professional Services — 2.3%
Amentum Holdings, Inc. *	16	464
Barrett Business Services, Inc.	3,196	115,727
Booz Allen Hamilton Holding Corp.	1,027	86,638
CACI International, Inc., Class A *	1,409	750,729
Concentrix Corp. @	1,636	68,025
Conduent, Inc. *	5,702	10,948
CRA International, Inc.	567	113,794
CSG Systems International, Inc.	2,945	225,852
Dayforce, Inc. *	3,385	234,107
ExlService Holdings, Inc. *	13,901	589,958
Exponent, Inc.	4,607	320,002
Franklin Covey Co. @*	1,628	27,318
FTI Consulting, Inc. *	3,603	615,500
Genpact Ltd.	9,689	453,251
Huron Consulting Group, Inc. *	1,957	338,385
ICF International, Inc.	2,012	171,624
Insperity, Inc.	3,407	131,919
Jacobs Solutions, Inc.	273	36,162
KBR, Inc.	12,616	507,163
Kforce, Inc.	1,735	53,646
Korn Ferry	4,964	327,723
Leidos Holdings, Inc.	686	123,754
ManpowerGroup, Inc.	1,804	53,633
Mastech Digital, Inc. *	2,122	14,812
Maximus, Inc.	2,874	248,084
Parsons Corp. *	1,549	95,728
Paycom Software, Inc.	332	52,908
Paylocity Holding Corp. *	2,396	365,390
RCM Technologies, Inc. *	1,296	26,497
Resources Connection, Inc.	3,396	17,116
Robert Half, Inc.	4,511	122,519
Science Applications International Corp.	2,559	257,589
SS&C Technologies Holdings, Inc.	2,637	230,527
TIC Solutions, Inc. @*	7,383	74,642
TriNet Group, Inc.	3,424	202,461
TrueBlue, Inc. *	3,431	15,611
Verra Mobility Corp. *	10,023	224,615
		7,304,821

Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc. *	4,938	69,922
Cushman & Wakefield Ltd. *	5,956	96,428
Douglas Elliman, Inc. *	8,113	19,228
Forestar Group, Inc. *	3,530	86,944
FRP Holdings, Inc. *	400	9,116
Howard Hughes Holdings, Inc. *	1,369	109,205
Jones Lang LaSalle, Inc. *	3,879	1,305,167
Kennedy-Wilson Holdings, Inc.	7,231	69,924
Marcus & Millichap, Inc.	2,017	55,044
Maui Land & Pineapple Co., Inc. *	293	4,963
Newmark Group, Inc., Class A	11,400	197,676
Seaport Entertainment Group, Inc. @*	344	6,801
St. Joe Co. (The)	3,300	195,921
Stratus Properties, Inc. *	313	7,568
Tejon Ranch Co. @*	2,249	35,467
Zillow Group, Inc., Class A *	362	24,699
Zillow Group, Inc., Class C *	3,876	264,421
		2,558,494

Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc., Class A *	1,785	70,418
Allegro MicroSystems, Inc. *	1,272	33,555
Alpha & Omega Semiconductor Ltd. *	2,886	57,172
Ambarella, Inc. *	1,986	140,688
Amkor Technology, Inc.	24,529	968,405
Amtech Systems, Inc. *	2,822	35,416
Astera Labs, Inc. *	1,765	293,625
Axcelis Technologies, Inc. *	3,412	274,120
CEVA, Inc. *	3,095	66,604
Cirrus Logic, Inc. *	3,204	379,674
Cohu, Inc. *	3,788	88,147
Credo Technology Group Holding Ltd. *	1,347	193,820
Diodes, Inc. *	4,900	241,766
Enphase Energy, Inc. *	2,985	95,669
Entegris, Inc.	1,246	104,976
First Solar, Inc. *	525	137,146
FormFactor, Inc. *	8,126	453,268
GSI Technology, Inc. *	1,572	9,762
Ichor Holdings Ltd. *	1,650	30,410
Kulicke & Soffa Industries, Inc.	5,924	269,897
Lattice Semiconductor Corp. *	5,018	369,224
MACOM Technology Solutions Holdings, Inc. *	2,196	376,131

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Magnachip Semiconductor Corp. *	4,588	$11,699
MaxLinear, Inc. *	3,747	65,310
MKS, Inc.	1,427	228,035
NVE Corp.	256	15,189
Onto Innovation, Inc. *	4,274	674,694
PDF Solutions, Inc. *	4,938	140,881
Penguin Solutions, Inc. *	2,116	41,389
Photronics, Inc. *	7,008	224,256
Power Integrations, Inc.	6,164	219,069
Qorvo, Inc. *	2,760	233,248
Rambus, Inc. *	9,260	850,901
Silicon Laboratories, Inc. *	1,257	164,290
Skyworks Solutions, Inc.	2,640	167,402
Synaptics, Inc. *	4,162	308,071
Teradyne, Inc.	267	51,681
Ultra Clean Holdings, Inc. *	4,298	108,868
Universal Display Corp.	2,218	259,018
Veeco Instruments, Inc. *	3,448	98,544
		8,552,438

Software — 2.8%
A10 Networks, Inc.	4,234	74,900
ACI Worldwide, Inc. *	8,881	424,601
Adeia, Inc.	7,577	130,703
Alarm.com Holdings, Inc. *	2,460	125,509
Appfolio, Inc., Class A *	236	54,905
AvePoint, Inc. *	6,089	84,576
Bentley Systems, Inc., Class B	4,082	155,790
Bill Holdings, Inc. *	2,276	124,133
Blackbaud, Inc. *	5,719	362,127
BlackLine, Inc. *	1,251	69,168
Box, Inc., Class A *	6,867	205,392
C3.ai, Inc., Class A *	3,774	50,874
Cleanspark, Inc. @*	13,185	133,432
Commvault Systems, Inc. *	2,675	335,338
Consensus Cloud Solutions, Inc. *	1,449	31,617
DocuSign, Inc. *	5,112	349,661
Dolby Laboratories, Inc., Class A	2,819	181,036
Dropbox, Inc., Class A *	14,286	397,151
Dynatrace, Inc. *	7,032	304,767
eGain Corp. @*	4,304	44,288
Five9, Inc. *	913	18,306
Gen Digital, Inc.	15,392	418,509
Guidewire Software, Inc. *	3,285	660,318
I3 Verticals, Inc., Class A @*	1,470	37,029
InterDigital, Inc. @	2,792	888,917
Jamf Holding Corp. *	3,544	46,107
JFrog Ltd. *	479	29,918
LiveRamp Holdings, Inc. *	7,539	221,420
Manhattan Associates, Inc. *	933	161,698
Mitek Systems, Inc. *	1,166	12,301
N-able, Inc. *	8,171	61,119
nCino, Inc. *	5,944	152,404
NCR Voyix Corp. *	6,025	61,455
Nutanix, Inc., Class A *	4,180	216,064
OneSpan, Inc.	896	11,505
Ooma, Inc. *	1,297	15,214
PagerDuty, Inc. *	1,882	24,673
Pegasystems, Inc.	3,211	191,761
Porch Group, Inc. *	1,031	9,413
Progress Software Corp. *	4,129	177,382
Qualys, Inc. *	3,876	515,120
RingCentral, Inc., Class A *	1,588	45,861
SentinelOne, Inc., Class A *	5,750	86,250
Sprinklr, Inc., Class A *	2,453	19,084
SPS Commerce, Inc. *	2,160	192,521
Tenable Holdings, Inc. *	2,865	67,414
Teradata Corp. *	2,927	89,098
UiPath, Inc., Class A *	10,245	167,916
Unity Software, Inc. *	7,110	314,049
Vertex, Inc., Class A *	1,558	31,113
Yext, Inc. *	4,488	36,173
		8,620,080

Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A *	3,880	15,248
Abercrombie & Fitch Co., Class A *	3,727	469,117
Academy Sports & Outdoors, Inc.	3,337	166,716
Advance Auto Parts, Inc.	3,109	122,184
America’s Car-Mart, Inc. @*	822	20,764
American Eagle Outfitters, Inc.	9,675	255,130
Arko Corp. @	2,200	9,988
Asbury Automotive Group, Inc. *	2,143	498,312
AutoNation, Inc. *	4,060	838,309
Bath & Body Works, Inc.	5,771	115,882
Boot Barn Holdings, Inc. *	2,603	459,351
Buckle, Inc. (The)	5,018	268,061
Build-A-Bear Workshop, Inc.	1,640	100,483
Burlington Stores, Inc. *	470	135,759
Caleres, Inc.	3,874	47,146
CarMax, Inc. *	4,370	168,857
Cato Corp. (The), Class A *	684	2,113
Citi Trends, Inc. *	818	33,996
Five Below, Inc. *	5,505	1,036,922
Floor & Decor Holdings, Inc., Class A *	4,489	273,335
GameStop Corp., Class A *	752	15,100
Gap, Inc. (The)	6,158	157,645
Genesco, Inc. *	1,490	36,907
Group 1 Automotive, Inc.	1,103	433,810
Guess?, Inc.	3,265	54,689
Haverty Furniture Cos., Inc.	1,983	46,323
Lands’ End, Inc. *	1,405	20,401
Lithia Motors, Inc.	1,581	525,414
MarineMax, Inc. *	2,209	53,524
Monro, Inc. @	3,090	61,924
Murphy USA, Inc.	1,712	690,826
National Vision Holdings, Inc. *	3,590	92,694
Penske Automotive Group, Inc.	1,742	275,741
Petco Health & Wellness Co., Inc. @*	8,294	23,306
Revolve Group, Inc. *	1,546	46,674
RH @*	318	56,970
Sally Beauty Holdings, Inc. *	3,610	51,479
Shoe Carnival, Inc.	3,062	51,686
Signet Jewelers Ltd. @	4,741	392,934
Sleep Number Corp. @*	3,221	27,250
Sonic Automotive, Inc., Class A	1,991	123,163
Stitch Fix, Inc., Class A *	2,412	12,663

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Specialty Retail (Continued)
Ulta Beauty, Inc. *	499	$301,900
Upbound Group, Inc.	6,271	110,119
Urban Outfitters, Inc. *	2,086	156,992
Valvoline, Inc. *	6,915	200,950
Victoria’s Secret & Co. *	2,940	159,260
Warby Parker, Inc., Class A *	2,934	63,932
Wayfair, Inc., Class A *	665	66,773
Winmark Corp.	455	184,248
Zumiez, Inc. *	2,406	62,676
		9,595,646

Textiles, Apparel & Luxury Goods — 1.4%
Birkenstock Holding PLC *	260	10,634
Capri Holdings Ltd. *	4,596	112,142
Columbia Sportswear Co.	2,029	111,778
Deckers Outdoor Corp. *	1,505	156,023
Figs, Inc., Class A *	4,944	56,164
G-III Apparel Group Ltd.	5,008	145,032
Kontoor Brands, Inc.	2,384	145,639
Lakeland Industries, Inc. @	1,669	14,754
Movado Group, Inc.	2,220	45,776
Oxford Industries, Inc.	1,665	56,943
PVH Corp.	2,495	167,215
Ralph Lauren Corp.	2,279	805,877
Rocky Brands, Inc.	1,000	29,330
Steven Madden Ltd.	6,355	264,622
Superior Group of Cos., Inc.	2,200	21,296
Tapestry, Inc.	16,351	2,089,167
Unifi, Inc. *	2,394	8,379
VF Corp.	1,731	31,297
Wolverine World Wide, Inc.	2,642	47,952
		4,320,020

Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	138,752
Universal Corp.	2,612	137,783
		276,535

Trading Companies & Distributors — 1.3%
Air Lease Corp.	648	41,621
Applied Industrial Technologies, Inc.	2,291	588,260
Boise Cascade Co.	3,680	270,848
Core & Main, Inc., Class A *	2,709	140,787
Distribution Solutions Group, Inc. *	224	6,135
DNOW, Inc. *	10,313	136,647
DXP Enterprises, Inc. *	1,824	200,257
GATX Corp.	3,309	561,206
Global Industrial Co.	3,303	96,514
Herc Holdings, Inc.	1,323	196,307
MSC Industrial Direct Co., Inc., Class A	936	78,718
NPK International, Inc. *	5,904	70,376
Rush Enterprises, Inc., Class A	6,868	370,460
SiteOne Landscape Supply, Inc. *	413	51,443
Titan Machinery, Inc. *	2,515	37,826
WESCO International, Inc.	4,569	1,117,760
Willis Lease Finance Corp.	605	82,062
		4,047,227

Water Utilities — 0.4%
American States Water Co.	4,082	295,863
Artesian Resources Corp., Class A	1,177	37,205
California Water Service Group	6,097	264,183
Consolidated Water Co. Ltd.	1,751	61,793
Essential Utilities, Inc.	8,329	319,500
H2O America	2,989	146,431
Middlesex Water Co.	2,133	107,546
Pure Cycle Corp. *	1,000	10,990
York Water Co. (The) @	1,803	57,408
		1,300,919

Wireless Telecommunication Services — 0.0%
Array Digital Infrastructure, Inc. @	1,551	83,165
Spok Holdings, Inc.	2,839	37,446
		120,611
TOTAL COMMON STOCKS (Identified Cost $140,541,368)		309,826,481

RIGHTS AND WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp. *	75	226

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		226

SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 3.490%	475,060	475,060

Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 3.830%	1,348,740	1,348,740

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,823,800)		1,823,800

Total Investments — 100.4% (Identified Cost $142,365,168)		311,650,507
Liabilities in excess of Cash and Other Assets — (0.4%)		(1,212,799)
Net Assets — 100.0%		$310,437,708
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2025, the fair value of the securities on loan was $11,997,040.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)

	SHARES	VALUE†

COMMON STOCKS — 98.7%
Australia — 5.7%
ANZ Group Holdings Ltd.	150,141	$3,641,144
Aurizon Holdings Ltd.	187,962	457,843
Bendigo & Adelaide Bank Ltd.	19,926	139,891
BlueScope Steel Ltd.	103,358	1,660,251
Challenger Ltd.	54,241	340,621
Dyno Nobel Ltd.	195,063	417,863
Endeavour Group Ltd. @	60,152	146,921
Fortescue Ltd. @	90,885	1,334,953
Harvey Norman Holdings Ltd. @	136,089	630,284
National Australia Bank Ltd. @	171,866	4,852,736
Northern Star Resources Ltd.	29,320	523,018
Orica Ltd.	50,333	815,559
Origin Energy Ltd.	168,307	1,290,553
Perseus Mining Ltd.	69,066	261,798
QBE Insurance Group Ltd.	127,828	1,696,737
Rio Tinto Ltd. @	23,574	2,309,788
Sandfire Resources Ltd. *	13,466	161,039
Santos Ltd.	512,778	2,111,389
Sonic Healthcare Ltd.	54,564	823,304
South32 Ltd.	593,528	1,410,084
Suncorp Group Ltd.	130,499	1,537,112
TPG Telecom Ltd.	43,138	109,107
Westpac Banking Corp. @	209,812	5,404,697
Whitehaven Coal Ltd.	99,731	515,805
Woodside Energy Group Ltd. @	134,304	2,114,319
Worley Ltd.	30,039	251,985
Yancoal Australia Ltd. @	73,145	242,114
		35,200,915

Austria — 0.1%
Erste Group Bank AG	1,782	215,494
OMV AG	8,855	494,512
		710,006

Belgium — 0.7%
Ageas SA	21,755	1,528,875
Anheuser-Busch InBev SA	22,678	1,463,150
KBC Group NV	10,904	1,425,600
		4,417,625

Canada — 11.9%
Agnico Eagle Mines Ltd.	2,013	341,264
AltaGas Ltd.	24,518	747,571
ARC Resources Ltd.	33,370	626,045
Bank of Montreal	50,160	6,510,266
Bank of Montreal	1,424	184,932
Bank of Nova Scotia (The) @	59,376	4,375,417
Bank of Nova Scotia (The)	18,436	1,359,715
Barrick Mining Corp.	194,169	8,456,060
Canadian Imperial Bank of Commerce @	18,668	1,691,507
Canadian Imperial Bank of Commerce	60,932	5,523,856
Canadian Pacific Kansas City Ltd. @	6,998	515,263
Canadian Tire Corp. Ltd., Class A @	940	119,124
Cenovus Energy, Inc.	144,903	2,451,759
Empire Co. Ltd., Class A	2,283	79,374
Fairfax Financial Holdings Ltd.	2,277	4,339,646
First Quantum Minerals Ltd. *	25,434	681,921
iA Financial Corp., Inc.	14,160	1,834,595
Imperial Oil Ltd.	805	69,480
Kinross Gold Corp.	90,884	2,559,889
Kinross Gold Corp.	10,409	293,117
Lundin Mining Corp.	100,467	2,159,321
Magna International, Inc.	32,969	1,757,248
Manulife Financial Corp.	30,821	1,118,186
Nutrien Ltd.	66,297	4,091,851
Pan American Silver Corp.	5,995	310,601
Pembina Pipeline Corp. @	21,265	809,346
Suncor Energy, Inc. ¥	67,770	3,007,940
Suncor Energy, Inc.	63,249	2,805,726
Teck Resources Ltd., Class B	63,872	3,058,830
Toronto-Dominion Bank (The) @	14,737	1,388,932
Toronto-Dominion Bank (The) @	82,217	7,744,841
Tourmaline Oil Corp. @	53,003	2,377,614
Whitecap Resources, Inc. @	19,093	159,972
		73,551,209

China — 0.0%
Budweiser Brewing Co. APAC Ltd. @±	150,900	147,164

Denmark — 2.2%
AP Moller - Maersk AS, Class A	191	439,961
AP Moller - Maersk AS, Class B	194	446,872
Carlsberg AS, Class B	12,201	1,603,341
Coloplast AS, Class B	2,030	174,521
Danske Bank AS	41,578	2,084,248
Demant AS *	8,103	274,365
DSV AS	16,777	4,263,113
Genmab AS *	1,457	464,679
Novonesis Novozymes B, Class B	37,759	2,422,745
Rockwool AS, Class B	4,849	171,968
Tryg AS	15,313	401,157
Vestas Wind Systems AS	32,064	874,796
		13,621,766

Finland — 0.6%
Nokia OYJ	18,157	118,896
Nokia OYJ, ADR	486,141	3,145,332
Nordea Bank Abp	28,127	531,687
		3,795,915

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
France — 10.0%
Alstom SA *	7,667	$226,788
Amundi SA ±	5,568	461,972
AXA SA	4,696	226,048
BNP Paribas SA	57,117	5,422,940
Bouygues SA	42,399	2,209,841
Capgemini SE	2,485	415,423
Carrefour SA	27,160	454,199
Cie de Saint-Gobain SA	62,218	6,358,393
Cie Generale des Etablissements Michelin SCA	119,912	3,989,462
Credit Agricole SA	53,157	1,096,350
Eiffage SA	11,127	1,600,557
Engie SA	243,967	6,425,171
Kering SA	416	147,154
Orange SA	322,578	5,383,130
Pernod Ricard SA	1,006	86,423
Publicis Groupe SA	10,335	1,076,351
Renault SA	20,192	840,504
Rexel SA	14,200	560,544
Sanofi SA	46,215	4,492,678
Societe Generale SA	82,075	6,628,356
TotalEnergies SE	212,283	13,868,314
Vinci SA	1,446	204,006
		62,174,604

Germany — 8.2%
Aumovio SE *	4,365	220,271
BASF SE	117,884	6,155,211
Bayer AG	95,229	4,141,905
Bayerische Motoren Werke AG	25,958	2,841,314
Commerzbank AG	96,536	4,095,513
Continental AG	8,730	697,235
Daimler Truck Holding AG	81,396	3,569,903
Deutsche Bank AG	62,274	2,401,285
Deutsche Bank AG	94,182	3,664,704
Deutsche Post AG	54,353	2,984,909
Deutsche Telekom AG	26,058	847,042
E.ON SE	152,793	2,895,443
Fresenius Medical Care AG	14,083	674,592
Fresenius SE & Co. KGaA	34,117	1,963,819
Hapag-Lloyd AG ±	1,127	155,755
Heidelberg Materials AG	21,305	5,583,393
Henkel AG & Co. KGaA	6,345	484,682
Mercedes-Benz Group AG	69,119	4,879,405
Merck KGaA	1,549	223,179
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	553	365,366
RWE AG	22,298	1,186,021
Volkswagen AG	4,164	514,310
		50,545,257

Hong Kong — 1.4%
BOC Hong Kong Holdings Ltd.	302,500	1,532,187
Cathay Pacific Airways Ltd. @	230,363	367,920
CK Asset Holdings Ltd.	82,569	417,158
CK Hutchison Holdings Ltd.	286,124	1,946,659
CK Infrastructure Holdings Ltd.	9,000	66,609
Henderson Land Development Co. Ltd. @	88,684	320,656
HKT Trust & HKT Ltd.	56,000	82,820
Hong Kong & China Gas Co. Ltd.	383,000	344,974
MTR Corp. Ltd. @	74,669	285,908
Sun Hung Kai Properties Ltd.	81,177	987,763
Swire Pacific Ltd., Class A	53,500	431,014
Swire Pacific Ltd., Class B	127,500	190,037
WH Group Ltd. ±	1,427,959	1,590,759
		8,564,464

Ireland — 0.3%
AIB Group PLC	73,001	789,275
Bank of Ireland Group PLC	65,003	1,250,911
		2,040,186

Israel — 0.9%
Bank Hapoalim BM	62,229	1,407,922
Bank Leumi Le-Israel BM	106,093	2,338,707
Clal Insurance Enterprises Holdings Ltd.	2,481	160,255
Delek Group Ltd.	1,842	492,176
Israel Discount Bank Ltd., Class A	131,549	1,397,059
		5,796,119

Italy — 1.7%
Banco BPM SpA @	78,217	1,196,807
Eni SpA	212,093	4,022,922
UniCredit SpA	55,387	4,616,240
Unipol Assicurazioni SpA	21,052	508,908
		10,344,877

Japan — 20.5%
AGC, Inc. @	41,300	1,369,196
Air Water, Inc.	11,100	159,938
Aisin Corp.	67,500	1,260,885
Alfresa Holdings Corp.	13,000	201,756
Amada Co. Ltd.	27,500	325,140
Asahi Group Holdings Ltd. @	182,600	1,911,215
Asahi Kasei Corp.	191,300	1,696,346
Bridgestone Corp.	78,600	1,763,281
Brother Industries Ltd.	35,600	709,545
Canon Marketing Japan, Inc. @	7,400	325,073
Chiba Bank Ltd. (The) @	63,800	711,966
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	161,849
COMSYS Holdings Corp.	2,900	84,312
Cosmo Energy Holdings Co. Ltd.	23,800	634,353
Dai Nippon Printing Co. Ltd.	13,400	230,462
Dai-ichi Life Holdings, Inc.	250,400	2,083,736

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Japan (Continued)
Daiwa House Industry Co. Ltd.	58,900	$1,954,559
Daiwa Securities Group, Inc.	74,700	653,577
Denso Corp.	98,200	1,352,883
ENEOS Holdings, Inc.	470,600	3,325,806
FUJIFILM Holdings Corp.	59,300	1,265,955
Fukuoka Financial Group, Inc.	13,600	439,934
Gunma Bank Ltd. (The)	8,800	97,051
Hachijuni Bank Ltd. (The)	8,600	93,198
Hakuhodo DY Holdings, Inc.	22,300	166,068
Hankyu Hanshin Holdings, Inc. @	28,300	712,378
Haseko Corp.	30,800	611,124
Hitachi Construction Machinery Co. Ltd.	8,000	236,466
Honda Motor Co. Ltd.	323,500	3,172,217
Hulic Co. Ltd. @	25,300	276,921
Idemitsu Kosan Co. Ltd.	147,000	1,110,195
Iida Group Holdings Co. Ltd.	14,400	231,343
INFRONEER Holdings, Inc.	12,800	174,709
Inpex Corp.	144,500	2,884,650
Isuzu Motors Ltd. @	85,200	1,326,899
Iyogin Holdings, Inc. @	13,300	216,643
J Front Retailing Co. Ltd.	35,100	491,857
Japan Airlines Co. Ltd.	19,000	352,368
Japan Post Holdings Co. Ltd.	54,700	576,368
Japan Post Insurance Co. Ltd.	4,500	135,368
JFE Holdings, Inc. @	67,500	860,772
Kamigumi Co. Ltd.	15,700	507,163
Kobe Steel Ltd.	43,300	572,487
Koito Manufacturing Co. Ltd.	27,300	402,598
Komatsu Ltd.	34,100	1,088,483
Kubota Corp. @	115,000	1,627,282
Kuraray Co. Ltd. @	46,000	466,050
Kyoto Financial Group, Inc. @	26,000	568,833
Kyushu Financial Group, Inc.	16,500	107,233
Lixil Corp.	35,000	423,311
LY Corp.	162,700	433,340
Marubeni Corp.	23,300	647,503
Mazda Motor Corp.	37,400	291,053
Mebuki Financial Group, Inc.	83,070	550,477
Medipal Holdings Corp.	17,700	313,004
MEIJI Holdings Co. Ltd. @	26,100	580,685
Minebea Mitsumi, Inc.	38,700	776,026
Mitsubishi Chemical Group Corp.	163,600	955,761
Mitsubishi Estate Co. Ltd.	70,900	1,729,500
Mitsubishi Gas Chemical Co., Inc.	21,400	387,930
Mitsubishi Logistics Corp.	12,500	95,561
Mitsubishi Motors Corp. @	88,400	209,374
Mitsubishi UFJ Financial Group, Inc.	240,700	3,830,855
Mitsui & Co. Ltd.	27,300	809,205
Mitsui Chemicals, Inc.	70,800	904,888
Mitsui Fudosan Co. Ltd.	80,100	910,483
Mizuho Financial Group, Inc.	99,740	3,629,456
MS&AD Insurance Group Holdings, Inc.	44,084	1,036,526
NGK Insulators Ltd.	41,200	881,392
NH Foods Ltd.	11,033	461,845
NHK Spring Co. Ltd.	7,800	125,361
Nikon Corp. @	17,200	191,502
NIPPON EXPRESS HOLDINGS, Inc. @	47,700	1,020,446
Nippon Steel Corp.	210,635	863,033
Nissan Motor Co. Ltd. @*	113,200	281,916
Nisshin Seifun Group, Inc.	22,800	279,760
Niterra Co. Ltd. @	18,000	791,867
Nomura Holdings, Inc.	175,700	1,459,306
Nomura Real Estate Holdings, Inc.	118,500	731,547
Obayashi Corp.	12,700	265,043
Oji Holdings Corp.	164,200	901,716
Omron Corp.	3,700	93,539
Ono Pharmaceutical Co. Ltd.	19,200	266,292
Open House Group Co. Ltd.	7,900	464,095
Panasonic Holdings Corp.	214,900	2,776,112
Resona Holdings, Inc.	177,600	1,692,778
Resonac Holdings Corp. @	22,300	929,072
Ricoh Co. Ltd.	81,000	710,508
Seiko Epson Corp.	40,700	515,246
Seino Holdings Co. Ltd. @	20,400	306,834
Sekisui Chemical Co. Ltd.	16,000	269,152
Sekisui House Ltd.	54,500	1,217,065
Seven & i Holdings Co. Ltd.	74,800	1,074,677
Shizuoka Financial Group, Inc.	46,000	714,198
Sojitz Corp.	35,820	1,112,972
Sompo Holdings, Inc.	13,800	470,102
Subaru Corp.	90,700	1,965,823
Sumitomo Chemical Co. Ltd.	157,200	447,193
Sumitomo Corp.	71,500	2,470,365
Sumitomo Electric Industries Ltd.	93,000	3,755,267
Sumitomo Forestry Co. Ltd. @	86,700	888,088
Sumitomo Heavy Industries Ltd.	19,000	503,262
Sumitomo Mitsui Financial Group, Inc.	222,200	7,150,857
Sumitomo Mitsui Trust Group, Inc.	49,800	1,518,735
Sumitomo Realty & Development Co. Ltd.	84,000	2,108,580
Sumitomo Rubber Industries Ltd. @	42,800	659,460
Suntory Beverage & Food Ltd. @	12,700	383,254
Suzuken Co. Ltd.	1,100	43,055
Suzuki Motor Corp.	103,600	1,544,013
Taiheiyo Cement Corp.	3,200	79,326
Takashimaya Co. Ltd. @	26,200	274,561
Takeda Pharmaceutical Co. Ltd.	126,173	3,894,576
Tokyo Tatemono Co. Ltd.	37,600	851,185
Tokyu Fudosan Holdings Corp.	132,300	1,206,950
Toray Industries, Inc. @	106,100	690,896
Tosoh Corp.	58,300	875,393
Toyo Seikan Group Holdings Ltd.	16,700	407,905

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Japan (Continued)
Toyo Tire Corp.	7,400	$204,794
Toyoda Gosei Co. Ltd.	15,300	385,137
Toyota Boshoku Corp.	5,500	88,237
Toyota Motor Corp.	377,550	8,088,980
Toyota Motor Corp., ADR @	2,917	624,413
Toyota Tsusho Corp.	62,400	2,100,981
Yamaha Motor Co. Ltd. @	111,600	826,099
Yamato Holdings Co. Ltd.	18,700	263,715
Yokohama Financial Group, Inc.	111,200	918,266
Yokohama Rubber Co. Ltd. (The) @	27,600	1,060,197
		127,350,368

Macau — 0.1%
Galaxy Entertainment Group Ltd.	119,000	585,925

Netherlands — 4.7%
ABN AMRO Bank NV, GDR ±	35,524	1,243,667
Aegon Ltd.	119,642	933,606
Akzo Nobel NV	13,002	904,573
ArcelorMittal SA	53,395	2,433,210
ArcelorMittal SA =	1,708	78,463
ASR Nederland NV	17,592	1,253,265
Coca-Cola Europacific Partners PLC	8,210	747,750
HAL Trust	1,592	264,548
Heineken NV	12,773	1,046,855
ING Groep NV	198,598	5,603,751
JDE Peet’s NV	2,320	86,865
Koninklijke Ahold Delhaize NV	159,582	6,539,546
Koninklijke KPN NV	263,030	1,229,033
Koninklijke Philips NV ¢	27,565	752,846
Koninklijke Philips NV @	41,074	1,112,284
NN Group NV	37,699	2,912,536
Stellantis NV	170,588	1,896,694
		29,039,492

New Zealand — 0.2%
Auckland International Airport Ltd.	115,951	556,101
Fletcher Building Ltd. @*	56,820	120,388
Infratil Ltd.	43,370	276,671
Mercury NZ Ltd.	29,568	110,314
Meridian Energy Ltd.	43,721	140,965
Port of Tauranga Ltd.	3,033	13,463
Ryman Healthcare Ltd. @*	21,799	36,523
Summerset Group Holdings Ltd.	8,002	56,622
		1,311,047

Norway — 0.6%
Aker BP ASA	22,520	573,947
Austevoll Seafood ASA	8,619	83,368
DNB Bank ASA	17,623	492,150
Equinor ASA	18,973	446,092
Norsk Hydro ASA	88,167	683,994
SpareBank 1 Sor-Norge ASA	18,440	362,946
Stolt-Nielsen Ltd.	1,313	42,464
Subsea 7 SA	28,831	581,197
TGS ASA	6,495	59,054
Yara International ASA	13,148	540,007
		3,865,219

Portugal — 0.0%
EDP Renovaveis SA @	8,223	116,350

Singapore — 1.2%
BW LPG Ltd. ±	5,825	76,280
BW LPG Ltd. @±	1,247	16,336
City Developments Ltd.	14,600	90,867
Genting Singapore Ltd.	191,700	108,124
Hafnia Ltd.	9,131	49,278
Hongkong Land Holdings Ltd.	73,200	508,740
Keppel Ltd.	148,300	1,194,107
Oversea-Chinese Banking Corp. Ltd.	95,349	1,465,766
Seatrium Ltd. @	238,840	401,349
Singapore Airlines Ltd. @	26,700	132,939
STMicroelectronics NV	16,980	447,788
United Overseas Bank Ltd.	71,400	1,947,475
UOL Group Ltd.	47,218	321,056
Wilmar International Ltd.	180,900	433,462
		7,193,567

South Africa — 0.0%
Valterra Platinum Ltd.	438	36,723

Spain — 3.5%
Banco Bilbao Vizcaya Argentaria SA, ADR	35,644	830,862
Banco de Sabadell SA	74,625	295,108
Banco Santander SA	1,427,311	16,891,175
Cellnex Telecom SA ±*	8,456	272,585
Mapfre SA	35,087	176,565
Repsol SA	173,224	3,241,897
Telefonica SA, ADR @	6,496	26,309
		21,734,501

Sweden — 2.6%
Billerud Aktiebolag	22,377	228,230
Boliden AB *	34,071	1,906,629
Essity AB, Class B	35,389	1,019,406
Getinge AB, Class B	7,190	170,876
Hexagon AB, Class B	53,499	636,305
Hexpol AB @	16,597	158,552
Holmen AB, Class B @	8,941	344,180
Husqvarna AB, Class B	29,807	150,581
Loomis AB	9,469	401,531
Securitas AB, Class B	59,785	955,885
Skandinaviska Enskilda Banken AB, Class A	122,336	2,592,489

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Sweden (Continued)
Skanska AB, Class B	29,166	$799,281
SKF AB, Class A	839	22,509
SKF AB, Class B	64,782	1,729,584
SSAB AB, Class A	29,362	224,780
SSAB AB, Class B @	84,454	639,012
Svenska Cellulosa AB SCA, Class A	244	3,249
Svenska Cellulosa AB SCA, Class B @	25,812	343,730
Svenska Handelsbanken AB, Class A	54,423	794,192
Svenska Handelsbanken AB, Class B @	1,918	48,291
Swedbank AB, Class A	38,879	1,356,004
Swedish Orphan Biovitrum AB @*	3,353	121,206
Telefonaktiebolaget LM Ericsson, Class B	9,317	91,687
Telia Co. AB	199,344	852,677
Trelleborg AB, Class B	10,544	449,751
Volvo Car AB, Class B @*	39,107	130,406
		16,171,023

Switzerland — 8.2%
Alcon AG	30,384	2,427,344
Cie Financiere Richemont SA, Class A	27,142	5,895,444
DSM-Firmenich AG	7,778	628,515
Helvetia Baloise Holding AG	3,566	941,809
Holcim AG	54,961	5,395,490
Julius Baer Group Ltd.	24,697	1,945,579
Lonza Group AG	4,601	3,123,870
Novartis AG	2,121	293,475
Sandoz Group AG	24,470	1,786,826
Sandoz Group AG, ADR @	572	41,627
Swiss Life Holding AG	4,035	4,670,228
Swiss Prime Site AG	1,636	254,457
Swiss Re AG	27,774	4,658,220
Swisscom AG	4,128	2,999,197
UBS Group AG	152,920	7,135,366
Zurich Insurance Group AG	11,200	8,509,229
		50,706,676

United Kingdom — 11.8%
Associated British Foods PLC	9,107	261,106
Barclays PLC, ADR	124,117	3,158,778
Barratt Redrow PLC	47,310	243,033
British American Tobacco PLC	94,630	5,375,233
BT Group PLC	1,231,112	3,054,269
Centrica PLC	116,717	266,751
Glencore PLC *	485,546	2,660,837
HSBC Holdings PLC	18,452	291,952
HSBC Holdings PLC, ADR @	162,266	12,765,466
J Sainsbury PLC	201,103	881,000
Kingfisher PLC	166,517	701,876
Lloyds Banking Group PLC	5,202,883	6,889,796
Lloyds Banking Group PLC, ADR @	106,788	565,977
Natwest Group PLC	428,451	3,764,345
Natwest Group PLC, ADR @	51,478	900,865
Shell PLC, ADR	346,564	25,465,523
Standard Chartered PLC	184,890	4,540,835
Vodafone Group PLC	779,636	1,039,141
		72,826,783

United States — 1.6%
Amrize Ltd. *	54,961	3,023,167
BP PLC	299,981	1,750,068
BP PLC, ADR	120,673	4,190,973
International Paper Co.	18,027	687,676
Shell PLC	2,416	89,232
Sinch AB @±*	25,107	85,822
Tenaris SA, ADR @	4,481	172,295
		9,999,233

TOTAL COMMON STOCKS (Identified Cost $356,124,403)		611,847,014

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG, 4.711%	7,858	844,977
Henkel AG & Co. KGaA, 2.923%	14,026	1,146,912
Volkswagen AG, 6.107%	14,851	1,807,247
		3,799,136

TOTAL PREFERRED STOCKS (Identified Cost $3,729,975)		3,799,136

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

SHORT-TERM INVESTMENTS — 1.7%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 3.490%	508,273	$508,273

Collateral For Securities On Loan — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.830%	9,738,326	9,738,326

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,246,599)		10,246,599

Total Investments — 101.0% (Identified Cost $370,100,977)		625,892,749
Liabilities in excess of Cash and Other Assets — (1.0%)		(6,103,035)
Net Assets — 100.0%		$619,789,714

†	See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2025, the fair value of the securities on loan was $47,968,530.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2025 amounted to $4,050,340 or 0.65% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)

	SHARES	VALUE†

MUTUAL FUNDS — 100.0%
Others — 100.0%
DFA International Small Company Portfolio £	10,983,031	$280,945,937

TOTAL MUTUAL FUNDS (Identified Cost $109,415,243)		280,945,937

Total Investments — 100.0% (Identified Cost $109,415,243)		280,945,937
Liabilities in excess of Cash and Other Assets — 0.0%		(62,045)
Net Assets — 100.0%		$280,883,892

†	See Note 1
£	The Fund invests a substantial amount of its assets in the DFA International Small Company Portfolio. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)

	SHARES	VALUE†

COMMON STOCKS — 100.0%
Brazil — 1.9%
Anima Holding SA	25,000	$15,101
Azzas 2154 SA	4,900	22,498
Banco Bradesco SA	47,201	134,374
Banco do Brasil SA	67,954	271,828
Banco Santander Brasil SA	125,308	778,866
C&A Modas SA	8,100	18,861
Cia Siderurgica Nacional SA *	34,656	56,540
Cogna Educacao SA	212,019	122,265
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,810	20,594
Dexco SA	39,148	35,721
Gerdau SA, ADR	26,913	99,309
Grupo SBF SA	12,700	30,036
Guararapes Confeccoes SA	5,700	9,227
Iochpe Maxion SA	12,197	22,459
IRB Brasil Resseguros SA *	3,822	37,455
JHSF Participacoes SA	40,831	59,088
M Dias Branco SA	2,888	12,628
Petroleo Brasileiro SA - Petrobras	216,013	1,283,917
Petroleo Brasileiro SA - Petrobras, ADR @	31,807	358,465
Petroreconcavo SA	10,435	21,557
PRIO SA *	20,479	154,795
Sao Martinho SA	10,312	28,453
Suzano SA	4,850	45,537
Vale SA	20,412	268,050
Vale SA, ADR	13,185	171,801
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	18,745
Vibra Energia SA	27,293	126,160
YDUQS Participacoes SA	9,300	20,654
		4,244,984

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. @±	13,200	12,822

Canada — 0.0%
China Gold International Resources Corp. Ltd.	1,200	24,192

Cayman Islands — 0.2%
Edvantage Group Holdings Ltd.	32,244	5,883
Fulgent Sun International Holding Co. Ltd.	8,315	26,993
Gourmet Master Co. Ltd.	5,000	11,266
Trip.com Group Ltd.	5,300	377,273
		421,415

Chile — 0.5%
Banco Itau Chile SA	717	15,879
CAP SA *	4,662	38,400
Cencosud SA	45,150	145,097
Cia Cervecerias Unidas SA, ADR @	4,298	54,843
Empresa Nacional de Telecomunicaciones SA	13,467	70,277
Empresas CMPC SA	47,954	75,271
Empresas Copec SA	26,682	209,110
Enel Americas SA	705,488	67,084
Falabella SA	20,400	142,305
Inversiones Aguas Metropolitanas SA	43,236	49,195
Ripley Corp. SA	81,141	37,785
Salfacorp SA	43,853	58,416
Sigdo Koppers SA	27,803	49,381
SMU SA	215,040	36,735
Sociedad Matriz SAAM SA	298,644	47,407
SONDA SA	83,103	31,642
Vina Concha y Toro SA	23,908	27,203
		1,156,030

China — 28.7%
361 Degrees International Ltd.	71,000	55,284
3SBio, Inc. @±	9,500	29,515
AAC Technologies Holdings, Inc.	33,500	167,872
AECC Aero-Engine Control Co. Ltd., Class A	7,100	21,651
Agricultural Bank of China Ltd., Class H	1,402,000	1,041,227
Airtac International Group	6,000	177,591
Alibaba Group Holding Ltd.	304,510	5,587,268
Aluminum Corp. of China Ltd., Class H	158,000	247,068
Anhui Conch Cement Co. Ltd., Class H	64,000	181,572
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	7,084
Anhui Heli Co. Ltd., Class A	8,200	24,513
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	12,600	11,251
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	5,618
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	29,200	24,277
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A *	13,800	26,185
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	44,174
Anjoy Foods Group Co. Ltd., Class A	2,200	24,959

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Anton Oilfield Services Group	112,000	$11,513
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	30,204
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,200	29,256
Autohome, Inc., ADR	583	12,978
AviChina Industry & Technology Co. Ltd., Class H @	219,000	111,713
BAIC Motor Corp. Ltd., Class H ±*	145,000	35,958
Baidu, Inc., ADR @*	11,412	1,491,092
Baidu, Inc., Class A *	6,850	115,741
Bairong, Inc. ±*	21,500	32,045
Bank of Beijing Co. Ltd., Class A	98,400	77,164
Bank of Changsha Co. Ltd., Class A	25,500	35,396
Bank of Chengdu Co. Ltd., Class A	26,000	59,976
Bank of China Ltd., Class H	3,327,902	1,907,107
Bank of Chongqing Co. Ltd., Class H	46,500	46,902
Bank of Communications Co. Ltd., Class H	462,400	383,219
Bank of Guiyang Co. Ltd., Class A	22,500	18,900
Bank of Hangzhou Co. Ltd., Class A	32,101	70,191
Bank of Jiangsu Co. Ltd., Class A	80,100	119,208
Bank of Nanjing Co. Ltd., Class A	61,300	100,264
Bank of Ningbo Co. Ltd., Class A	38,780	155,882
Bank of Qingdao Co. Ltd., Class H ±	53,000	26,150
Bank of Shanghai Co. Ltd., Class A	68,500	99,003
Bank of Suzhou Co. Ltd., Class A	22,220	26,359
Baoshan Iron & Steel Co. Ltd., Class A	100,300	106,929
BBMG Corp., Class H @	103,000	9,661
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	20,606
Beijing Capital International Airport Co. Ltd., Class H @*	108,000	38,300
Beijing Dabeinong Technology Group Co. Ltd., Class A	28,600	16,371
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	22,332
Beijing Enterprises Holdings Ltd.	43,000	175,808
Beijing Enterprises Water Group Ltd.	346,000	109,366
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	12,408
Beijing Jetsen Technology Co. Ltd., Class A	28,600	22,591
Beijing New Building Materials PLC, Class A	5,600	20,010
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,118
Beijing Shougang Co. Ltd., Class A	27,500	19,283
Beijing Sinnet Technology Co. Ltd., Class A	15,900	28,464
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	9,386
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	9,000	9,783
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	15,427
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	79,592
Beiqi Foton Motor Co. Ltd., Class A *	66,600	27,829
BGI Genomics Co. Ltd., Class A *	1,800	11,684
BOC International China Co. Ltd., Class A	14,300	30,674
BOE Technology Group Co. Ltd., Class A	220,300	132,719
BOE Varitronix Ltd. @	15,000	9,887
Bohai Leasing Co. Ltd., Class A *	64,900	37,613
Bright Dairy & Food Co. Ltd., Class A	7,700	8,914
Brilliance China Automotive Holdings Ltd.	178,000	92,629
BTG Hotels Group Co. Ltd., Class A	5,700	13,662
Business-intelligence of Oriental Nations Corp. Ltd., Class A *	8,200	11,992
By-health Co. Ltd., Class A	11,100	19,077
BYD Electronic International Co. Ltd. @	33,000	142,639
C&D International Investment Group Ltd.	60,566	121,790
Caitong Securities Co. Ltd., Class A	15,470	19,304
CALB Group Co. Ltd., Class H ±*	4,100	13,233
Canmax Technologies Co. Ltd., Class A	4,800	37,510
CECEP Solar Energy Co. Ltd., Class A	30,100	19,124
CECEP Wind-Power Corp., Class A	49,010	20,689
CGN New Energy Holdings Co. Ltd.	130,000	41,592
Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	33,110
Changjiang Securities Co. Ltd., Class A	17,900	20,876
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	21,015
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	15,054
Chengxin Lithium Group Co. Ltd., Class A *	5,600	27,591
China Baoan Group Co. Ltd., Class A	9,000	12,686

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
China BlueChemical Ltd., Class H	58,000	$18,035
China Bohai Bank Co. Ltd., Class H ±*	217,000	26,488
China CAMC Engineering Co. Ltd., Class A	4,400	5,711
China Cinda Asset Management Co. Ltd., Class H @	242,000	39,801
China Citic Bank Corp. Ltd., Class H	434,000	387,007
China Coal Energy Co. Ltd., Class H @	164,000	209,670
China Coal Xinji Energy Co. Ltd., Class A	19,900	18,823
China Communications Services Corp. Ltd., Class H	195,600	112,594
China Conch Venture Holdings Ltd.	61,500	74,280
China Construction Bank Corp., Class H	4,583,810	4,529,212
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	28,288
China Education Group Holdings Ltd.	34,181	13,615
China Energy Engineering Corp. Ltd., Class A	88,674	29,820
China Energy Engineering Corp. Ltd., Class H	152,000	20,702
China Everbright Bank Co. Ltd., Class H	198,000	92,605
China Feihe Ltd. ±	234,000	122,071
China Foods Ltd.	86,000	47,958
China Galaxy Securities Co. Ltd., Class H	96,500	124,365
China Gas Holdings Ltd.	219,800	216,900
China Great Wall Securities Co. Ltd., Class A	8,500	12,407
China Green Electricity Investment of Tianjin Co. Ltd., Class A	10,700	12,571
China Hongqiao Group Ltd.	107,500	450,570
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	89,455
China Jushi Co. Ltd., Class A	22,631	55,378
China Lesso Group Holdings Ltd.	100,000	59,619
China Lilang Ltd.	31,000	13,503
China Literature Ltd. ±*	16,800	71,192
China Medical System Holdings Ltd.	64,000	106,081
China Meheco Group Co. Ltd., Class A	13,860	20,488
China Meidong Auto Holdings Ltd.	56,000	9,138
China Mengniu Dairy Co. Ltd.	193,000	369,747
China Merchants Bank Co. Ltd., Class H	212,500	1,441,659
China Merchants Energy Shipping Co. Ltd., Class A	27,400	35,210
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	12,700	18,319
China Merchants Port Holdings Co. Ltd.	61,712	120,051
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	7,642
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	27,200
China Minsheng Banking Corp. Ltd., Class H	353,880	178,697
China National Accord Medicines Corp. Ltd., Class A	4,160	14,620
China National Building Material Co. Ltd., Class H	207,591	136,568
China National Chemical Engineering Co. Ltd., Class A	38,700	41,701
China National Medicines Corp. Ltd., Class A	4,600	18,925
China National Nuclear Power Co. Ltd., Class A	53,700	66,470
China New Higher Education Group Ltd. ±*	94,587	11,546
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	15,100	14,348
China Nonferrous Mining Corp. Ltd.	17,000	32,219
China Oilfield Services Ltd., Class H	134,000	120,352
China Overseas Grand Oceans Group Ltd.	95,402	24,271
China Overseas Land & Investment Ltd.	189,500	298,274
China Pacific Insurance Group Co. Ltd., Class H	94,200	426,053
China Petroleum & Chemical Corp., Class H	1,472,400	883,512
China Railway Group Ltd., Class H	247,000	121,553
China Railway Hi-tech Industry Co. Ltd., Class A	10,600	12,408
China Railway Signal & Communication Corp. Ltd., Class H ±	149,000	63,753
China Reinsurance Group Corp., Class H	422,000	91,094
China Resources Beer Holdings Co. Ltd.	65,500	220,670
China Resources Building Materials Technology Holdings Ltd. @	238,000	47,400
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	16,489
China Resources Gas Group Ltd.	59,200	172,062

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
China Resources Land Ltd.	232,000	$810,824
China Resources Medical Holdings Co. Ltd. @	71,500	29,490
China Resources Pharmaceutical Group Ltd. @±	134,500	76,905
China Risun Group Ltd. @	58,000	16,842
China Shenhua Energy Co. Ltd., Class H	182,500	909,838
China Shineway Pharmaceutical Group Ltd.	36,000	39,781
China South Publishing & Media Group Co. Ltd., Class A	11,600	18,691
China State Construction Engineering Corp. Ltd., Class A	164,900	121,053
China State Construction International Holdings Ltd.	50,000	58,527
China Taiping Insurance Holdings Co. Ltd.	91,000	218,535
China Tower Corp. Ltd., Class H ±	335,800	498,779
China Traditional Chinese Medicine Holdings Co. Ltd.	124,000	33,299
China TransInfo Technology Co. Ltd., Class A *	6,900	11,622
China Travel International Investment Hong Kong Ltd. @*	180,000	29,835
China XD Electric Co. Ltd., Class A	23,000	29,951
China Yongda Automobiles Services Holdings Ltd.	84,000	18,996
China Youran Dairy Group Ltd. @±*	71,000	46,344
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,700	27,749
China Zheshang Bank Co. Ltd., Class H	124,800	40,410
Chinasoft International Ltd.	164,000	104,730
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	12,296
Chongqing Changan Automobile Co. Ltd., Class A	41,230	69,974
Chongqing Department Store Co. Ltd., Class A	2,400	8,929
Chongqing Rural Commercial Bank Co. Ltd., Class H	137,000	108,259
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	10,300	12,484
Chongqing Zhifei Biological Products Co. Ltd., Class A *	7,000	18,902
Chow Tai Seng Jewellery Co. Ltd., Class A	12,900	22,484
CIMC Enric Holdings Ltd.	60,000	72,854
CITIC Ltd.	209,000	323,864
CMOC Group Ltd., Class H	9,000	22,249
CNGR Advanced Material Co. Ltd., Class A	2,520	16,707
CNOOC Energy Technology & Services Ltd., Class A	62,100	34,124
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	16,095
COFCO Biotechnology Co. Ltd., Class A *	15,100	12,468
COFCO Capital Holdings Co. Ltd., Class A	11,200	18,752
COFCO Joycome Foods Ltd. @*	183,000	36,681
COFCO Sugar Holding Co. Ltd., Class A	15,600	38,419
Concord New Energy Group Ltd.	420,000	17,269
Consun Pharmaceutical Group Ltd.	23,000	46,220
COSCO Shipping Development Co. Ltd., Class H	324,200	43,739
COSCO Shipping Energy Transportation Co. Ltd., Class H @	86,000	106,081
COSCO Shipping Holdings Co. Ltd., Class H @	203,699	359,883
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	27,042
COSCO SHIPPING Ports Ltd.	121,550	87,461
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	24,600	24,994
CRRC Corp. Ltd., Class H	177,000	136,002
CSG Holding Co. Ltd., Class A	19,500	12,362
CSPC Pharmaceutical Group Ltd.	326,000	353,114
CSSC Hong Kong Shipping Co. Ltd.	70,000	18,888
CTS International Logistics Corp. Ltd., Class A	11,000	9,602
Daqin Railway Co. Ltd., Class A	85,800	63,354
Dian Diagnostics Group Co. Ltd., Class A	4,800	10,887
Dongfang Electric Corp. Ltd., Class H @	21,000	67,457
Dongxing Securities Co. Ltd., Class A	12,000	23,835
Dongyue Group Ltd.	104,000	144,587
Dynagreen Environmental Protection Group Co. Ltd., Class H	16,000	10,670
Easyhome New Retail Group Co. Ltd., Class A *	51,400	21,477
EEKA Fashion Holdings Ltd.	17,500	17,022
ENN Natural Gas Co. Ltd., Class A	8,100	24,063
Ever Sunshine Services Group Ltd.	42,000	9,228
Fangda Carbon New Material Co. Ltd., Class A	15,700	12,784
Fangda Special Steel Technology Co. Ltd., Class A	19,000	16,014

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Far East Horizon Ltd.	187,000	$193,182
FAW Jiefang Group Co. Ltd., Class A	14,900	14,456
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	26,626
FIH Mobile Ltd. @*	16,500	41,320
FinVolution Group, ADR	3,837	20,068
First Tractor Co. Ltd., Class H @	12,000	12,890
Flat Glass Group Co. Ltd., Class H *	15,000	18,175
Founder Securities Co. Ltd., Class A	23,800	26,565
Fu Shou Yuan International Group Ltd. @	93,000	33,578
Fufeng Group Ltd.	143,000	144,788
Fujian Funeng Co. Ltd., Class A	18,330	24,840
Fujian Sunner Development Co. Ltd., Class A	9,800	23,195
Ganfeng Lithium Group Co. Ltd., Class H @±	9,200	61,411
Gansu Energy Chemical Co. Ltd., Class A	56,900	18,809
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	11,599
GCL Energy Technology Co. Ltd., Class A	4,200	5,980
GCL Technology Holdings Ltd. @*	395,000	53,799
GDS Holdings Ltd., Class A *	5,500	23,816
Geely Automobile Holdings Ltd.	294,000	676,192
GEM Co. Ltd., Class A	33,500	40,076
Gemdale Corp., Class A *	19,200	8,407
Genertec Universal Medical Group Co. Ltd. ±	75,500	57,721
Genscript Biotech Corp. *	22,000	35,109
GF Securities Co. Ltd., Class H @	48,000	108,610
Global New Material International Holdings Ltd. @*	25,000	33,215
GoerTek, Inc., Class A	6,900	28,368
Goldwind Science & Technology Co. Ltd., Class H	47,800	82,362
Gotion High-tech Co. Ltd., Class A	5,100	28,543
Grand Pharmaceutical Group Ltd.	67,500	68,084
Great Wall Motor Co. Ltd., Class H	107,500	211,334
Gree Electric Appliances, Inc. of Zhuhai, Class A	12,300	70,792
Greentown China Holdings Ltd. @	78,500	85,432
Greentown Management Holdings Co. Ltd. @±	61,000	21,711
Greentown Service Group Co. Ltd.	102,000	61,467
GRG Banking Equipment Co. Ltd., Class A	12,500	24,703
Guangdong Construction Engineering Group Co. Ltd., Class A	42,300	21,791
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	21,409
Guangdong Tapai Group Co. Ltd., Class A	9,300	11,991
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	8,571
Guanghui Energy Co. Ltd., Class A	48,700	34,287
Guangshen Railway Co. Ltd., Class H	82,000	22,864
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	25,309
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,300	11,236
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H @	16,000	36,430
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,100	23,251
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	21,016
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	6,181
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	14,929
Guosen Securities Co. Ltd., Class A	22,400	42,055
Guotai Haitong Securities Co. Ltd., Class H ±	105,152	224,823
Haier Smart Home Co. Ltd., Class H	144,600	451,114
Hainan Meilan International Airport Co. Ltd., Class H @*	23,000	31,621
Haitian International Holdings Ltd.	38,000	108,199
Han’s Laser Technology Industry Group Co. Ltd., Class A	3,000	17,683
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	32,934
Hangzhou GreatStar Industrial Co. Ltd.	4,400	21,420
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	8,030
Harbin Electric Co. Ltd., Class H	74,000	158,122
Health & Happiness H&H International Holdings Ltd.	18,500	31,187
Hello Group, Inc., ADR	7,107	46,551
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	17,778
Henan Pinggao Electric Co. Ltd., Class A	9,400	23,338
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	8,500	33,413
Hengan International Group Co. Ltd.	42,000	150,565
Hengli Petrochemical Co. Ltd., Class A	35,500	114,453

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Hengtong Optic-electric Co. Ltd., Class A	9,680	$34,256
Hengyi Petrochemical Co. Ltd., Class A	25,000	38,530
Hesteel Co. Ltd., Class A	65,500	21,652
Hisense Visual Technology Co. Ltd., Class A	8,800	30,575
HLA Group Corp. Ltd., Class A	24,000	20,778
Hopson Development Holdings Ltd. *	101,900	39,148
Horizon Construction Development Ltd.	115,553	15,887
Hoshine Silicon Industry Co. Ltd., Class A	4,200	31,674
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Semiconductor Ltd., Class H ±*	18,000	171,843
Huafon Chemical Co. Ltd., Class A	27,754	43,687
Huaibei Mining Holdings Co. Ltd., Class A	10,400	16,534
Huapont Life Sciences Co. Ltd., Class A	27,600	18,879
Huatai Securities Co. Ltd., Class H ±	46,400	112,204
Huaxi Securities Co. Ltd., Class A	12,600	16,732
Huaxia Bank Co. Ltd., Class A	43,300	42,568
Huaxin Building Materials Group Co. Ltd., Class A	7,000	24,582
Huaxin Building Materials Group Co. Ltd., Class H	17,700	40,982
Huayu Automotive Systems Co. Ltd., Class A	17,500	50,085
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	16,559
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	46,515
Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	24,808
Huitongda Network Co. Ltd., Class H ±*	2,800	3,544
Humanwell Healthcare Group Co. Ltd., Class A	9,700	25,138
Hunan Valin Steel Co. Ltd., Class A	47,300	38,040
Hygeia Healthcare Holdings Co. Ltd. @±*	22,400	35,747
Hytera Communications Corp. Ltd., Class A *	11,800	19,115
IKD Co. Ltd., Class A	7,100	20,422
Industrial & Commercial Bank of China Ltd., Class H	3,215,000	2,598,372
Industrial Bank Co. Ltd., Class A	81,100	244,409
Industrial Securities Co. Ltd., Class A	28,910	30,697
Infore Environment Technology Group Co. Ltd., Class A	12,400	13,024
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	169,960	57,884
Inner Mongolia Berun Chemical Co. Ltd., Class A	34,700	36,944
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	47,927
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	20,800
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	38,143
Intco Medical Technology Co. Ltd., Class A	5,700	31,729
iQIYI, Inc., ADR @*	31,465	60,413
IRICO Display Devices Co. Ltd., Class A *	22,000	20,432
JA Solar Technology Co. Ltd., Class A *	14,800	24,250
JCET Group Co. Ltd., Class A	5,195	27,342
JD Health International, Inc. ±*	4,650	33,160
JD Logistics, Inc. ±*	121,400	178,137
JD.com, Inc., Class A	129,550	1,857,682
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	24,442	24,623
Jiangsu Eastern Shenghong Co. Ltd., Class A *	29,100	45,348
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	13,439
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	22,693
Jiangsu Lihua Foods Group Co. Ltd.	4,320	12,827
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,700	21,120
Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	14,300	18,662
Jiangsu Yanghe Distillery Co. Ltd., Class A	4,400	38,244
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	18,206
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	29,819
Jiangxi Copper Co. Ltd., Class H	70,000	385,676
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	20,402

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Jinan Acetate Chemical Co. Ltd.	19,000	$31,384
JinkoSolar Holding Co. Ltd., ADR	2,327	60,060
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	28,226
Jinneng Science&Technology Co. Ltd., Class A	10,600	9,268
Jiumaojiu International Holdings Ltd. @±	74,000	17,020
Jizhong Energy Resources Co. Ltd., Class A	21,200	16,321
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	30,907
Jointown Pharmaceutical Group Co. Ltd., Class A	28,792	21,095
Keda Industrial Group Co. Ltd., Class A	18,900	37,512
Kinetic Development Group Ltd.	104,000	17,906
Kingboard Holdings Ltd.	59,000	222,576
Kingfa Sci & Tech Co. Ltd., Class A	13,400	37,469
Kingsoft Corp. Ltd. @	46,600	170,288
Kunlun Energy Co. Ltd.	354,000	337,957
Lao Feng Xiang Co. Ltd., Class A	2,700	17,182
LB Group Co. Ltd., Class A	11,200	31,381
Lee & Man Paper Manufacturing Ltd.	70,000	25,184
Legend Holdings Corp., Class H ±*	38,400	43,814
Lenovo Group Ltd.	188,000	223,686
Lens Technology Co. Ltd., Class A	9,540	41,324
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	33,257
LexinFintech Holdings Ltd., ADR	7,280	23,806
Leyard Optoelectronic Co. Ltd., Class A	20,300	18,359
Li Auto, Inc., Class A @*	43,100	359,134
Li Ning Co. Ltd.	157,500	377,828
Lianhe Chemical Technology Co. Ltd., Class A	6,700	12,828
Livzon Pharmaceutical Group, Inc., Class H	6,800	24,919
Loncin Motor Co. Ltd., Class A	10,000	23,053
Longfor Group Holdings Ltd. @±	136,925	150,600
LONGi Green Energy Technology Co. Ltd., Class A *	13,900	36,201
Lonking Holdings Ltd.	158,000	60,092
Luenmei Quantum Co. Ltd., Class A	13,300	13,380
Luxi Chemical Group Co. Ltd., Class A	8,600	20,392
Luye Pharma Group Ltd. @±*	161,500	56,858
Maccura Biotechnology Co. Ltd., Class A	3,800	6,085
Mango Excellent Media Co. Ltd., Class A	8,800	30,751
Maoyan Entertainment @±	22,130	19,734
Metallurgical Corp. of China Ltd., Class H	225,000	52,906
Ming Yang Smart Energy Group Ltd., Class A	6,800	14,090
Mingfa Group International Co. Ltd. *	91,000	1,216
Minth Group Ltd.	56,000	228,240
MLS Co. Ltd., Class A	20,000	27,389
MMG Ltd. *	74,400	83,838
Morimatsu International Holdings Co. Ltd.	30,000	35,540
Nanjing Iron & Steel Co. Ltd., Class A	36,600	27,549
Nanjing Tanker Corp., Class A *	42,600	18,410
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	8,630
NetDragon Websoft Holdings Ltd.	25,500	34,239
New China Life Insurance Co. Ltd., Class H	4,100	28,632
New Hope Liuhe Co. Ltd., Class A	13,600	17,944
Newland Digital Technology Co. Ltd., Class A	2,500	10,131
Nexteer Automotive Group Ltd.	69,000	56,830
Nine Dragons Paper Holdings Ltd. *	109,000	82,772
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	40,292
Ningbo Joyson Electronic Corp., Class A	5,200	23,335
Ningbo Shanshan Co. Ltd., Class A *	16,300	31,512
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	17,246
Noah Holdings Ltd., ADR	2,147	21,556
Northeast Securities Co. Ltd., Class A	8,500	11,336
Offshore Oil Engineering Co. Ltd., Class A	27,400	21,526
Onewo, Inc., Class H	10,700	25,311
ORG Technology Co. Ltd., Class A	26,800	22,819
Oriental Energy Co. Ltd., Class A *	11,300	13,098
Oriental Pearl Group Co. Ltd., Class A	10,700	15,082
People’s Insurance Co. Group of China Ltd. (The), Class H	300,000	260,192
PetroChina Co. Ltd., Class H	1,690,000	1,819,703
PICC Property & Casualty Co. Ltd., Class H	150,000	315,315
Ping An Bank Co. Ltd., Class A	42,300	69,066

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Ping An Insurance Group Co. of China Ltd., Class H	364,000	$3,047,092
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	17,906
Poly Property Group Co. Ltd. @	106,431	27,351
Poly Property Services Co. Ltd., Class H	10,200	41,782
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	390,317
Power Construction Corp. of China Ltd., Class A	84,900	63,176
Q Technology Group Co. Ltd.	27,000	29,211
Qfin Holdings, Inc., ADR	1,636	31,526
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	19,621
Qingdao Port International Co. Ltd. Class H ±	56,000	50,080
Qingdao Sentury Tire Co. Ltd., Class A	7,900	23,932
Qinhuangdao Port Co. Ltd., Class H	43,000	14,641
Renhe Pharmacy Co. Ltd., Class A	19,700	15,928
Rongsheng Petrochemical Co. Ltd., Class A	43,309	72,573
SAIC Motor Corp. Ltd., Class A	29,700	64,686
Sailun Group Co. Ltd., Class A	11,500	26,626
Sanan Optoelectronics Co. Ltd., Class A	11,300	22,849
Sansteel Minguang Co. Ltd. Fujian, Class A *	13,700	8,606
Sansure Biotech, Inc., Class A	3,333	9,019
Sany Heavy Equipment International Holdings Co. Ltd.	64,000	71,214
Sany Heavy Industry Co. Ltd., Class A	11,000	33,261
Satellite Chemical Co. Ltd., Class A	8,826	22,330
SDIC Capital Co. Ltd., Class A	20,400	22,332
Sealand Securities Co. Ltd., Class A	24,800	15,047
Seazen Group Ltd. *	72,000	18,965
Seazen Holdings Co. Ltd., Class A *	13,800	27,548
SF Holding Co. Ltd., Class A	8,300	45,514
Shaanxi Coal Industry Co. Ltd., Class A	32,937	100,487
Shaanxi Construction Engineering Group Corp. Ltd., Class A	31,000	15,659
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	38,297
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	20,590
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	20,600	17,776
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,310	55,366
Shandong Humon Smelting Co. Ltd., Class A	10,800	20,740
Shandong Linglong Tyre Co. Ltd., Class A	7,700	16,010
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	29,178
Shandong Publishing & Media Co. Ltd., Class A	13,000	16,073
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	37,864
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	153,600	99,075
Shanghai AJ Group Co. Ltd., Class A *	16,900	13,374
Shanghai Bailian Group Co. Ltd., Class A	15,600	20,069
Shanghai Construction Group Co. Ltd., Class A	55,900	21,198
Shanghai Electric Group Co. Ltd., Class H *	60,000	29,835
Shanghai Environment Group Co. Ltd., Class A	13,920	16,035
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	24,000	60,288
Shanghai Industrial Holdings Ltd.	37,000	68,412
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,900	28,567
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	14,667
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	15,281
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	30,490
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	38,600	56,442
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	211,661
Shanghai Putailai New Energy Technology Group Co. Ltd.	8,900	34,820
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	33,750
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,600	12,762
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	23,775
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	13,214
Shanghai Zhonggu Logistics Co. Ltd., Class A	9,300	13,361
Shanxi Coal International Energy Group Co. Ltd., Class A	11,800	17,038

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	$36,656
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	16,700	14,123
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,900	45,423
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	21,119
Shanxi Securities Co. Ltd., Class A	24,700	21,172
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	34,300	24,002
Shenwan Hongyuan Group Co. Ltd., Class H ±	43,200	16,874
Shenzhen Agricultural Power Group Co. Ltd., Class A	15,600	22,971
Shenzhen Airport Co. Ltd., Class A	16,200	16,204
Shenzhen Aisidi Co. Ltd., Class A	14,200	25,563
Shenzhen Gas Corp. Ltd., Class A	22,300	21,061
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H ±	5,500	3,682
Shenzhen International Holdings Ltd.	116,804	129,821
Shenzhen Jinjia Group Co. Ltd., Class A *	10,602	6,357
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	21,344
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,900	18,811
Shenzhen Kinwong Electronic Co. Ltd., Class A	3,200	33,469
Shenzhen MTC Co. Ltd., Class A	42,300	44,914
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	13,962
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	15,331
Shenzhen Tagen Group Co. Ltd., Class A	25,000	13,237
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	17,958
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	19,991
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	26,704
Shenzhou International Group Holdings Ltd.	16,600	130,536
Shoucheng Holdings Ltd.	58,400	15,908
Shougang Fushan Resources Group Ltd.	193,116	72,704
Shui On Land Ltd.	183,500	16,269
Sichuan Hebang Biotechnology Co. Ltd., Class A *	84,300	27,263
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,600	15,120
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	41,064
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	29,750
Sihuan Pharmaceutical Holdings Group Ltd. @	98,000	15,488
Silergy Corp.	7,000	42,663
Sinofert Holdings Ltd.	244,000	47,341
Sinoma International Engineering Co., Class A	14,600	21,707
Sinomine Resource Group Co. Ltd., Class A	1,300	14,613
Sinopec Engineering Group Co. Ltd., Class H	111,000	109,250
Sinopec Kantons Holdings Ltd. @	44,000	24,536
Sinopec Shanghai Petrochemical Co. Ltd., Class H	178,000	31,334
Sinopharm Group Co. Ltd., Class H	100,800	251,783
Sinotrans Ltd., Class H	145,000	90,361
Sinotruk Hong Kong Ltd.	49,000	173,896
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	6,771
SooChow Securities Co. Ltd., Class A	20,280	26,293
Southern Publishing & Media Co. Ltd., Class A	10,300	19,765
STO Express Co. Ltd., Class A	15,900	30,534
Sun Art Retail Group Ltd.	172,500	38,345
Sun King Technology Group Ltd.	54,000	13,322
Suning Universal Co. Ltd., Class A	32,100	10,519
Sunshine Lake Pharma Co. Ltd., Class H @*	4,948	28,991
Suzhou Anjie Technology Co. Ltd., Class A	1,100	2,182
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,600	31,495
TangShan Port Group Co. Ltd., Class A	55,900	30,717
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	10,275
Tasly Pharmaceutical Group Co. Ltd., Class A	9,600	20,702
TBEA Co. Ltd., Class A	27,300	86,805
TCL Electronics Holdings Ltd.	50,667	67,576
TCL Technology Group Corp., Class A	78,540	51,025
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	16,000	19,622
Tencent Music Entertainment Group, Class A	5,600	49,649
Tian Di Science & Technology Co. Ltd., Class A	40,500	33,788

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Tiangong International Co. Ltd. @	100,000	$39,575
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	15,464
Tianma Microelectronics Co. Ltd., Class A *	15,500	20,029
Tianneng Power International Ltd. @	74,000	67,414
Tianqi Lithium Corp., Class H @*	5,400	35,421
Tianshan Aluminum Group Co. Ltd., Class A	18,200	42,139
Tianshui Huatian Technology Co. Ltd., Class A	9,400	14,756
Tinergy Chemical Co. Ltd., Class A	21,460	15,047
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	8,639
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	7,863
Tomson Group Ltd.	1,426	442
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	23,232
Tongcheng Travel Holdings Ltd.	16,000	46,133
Tongkun Group Co. Ltd., Class A	11,100	27,336
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	42,141
Tongyu Heavy Industry Co. Ltd., Class A	40,800	16,581
Topsports International Holdings Ltd. ±	141,000	52,721
Transfar Zhilian Co. Ltd., Class A	27,553	22,908
TravelSky Technology Ltd., Class H	49,000	64,723
Trina Solar Co. Ltd., Class A *	13,541	32,069
Trip.com Group Ltd., ADR	6,319	454,399
Tsinghua Tongfang Co. Ltd., Class A *	20,700	26,422
Tsingtao Brewery Co. Ltd., Class H	14,000	87,641
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,900	46,793
Venustech Group, Inc., Class A *	6,700	13,538
Vipshop Holdings Ltd., ADR	22,586	399,546
Viva Biotech Holdings ±*	45,500	10,523
Vnet Group, Inc., ADR @*	3,580	30,287
Wanhua Chemical Group Co. Ltd., Class A	14,300	156,912
Wanxiang Qianchao Co. Ltd., Class A	19,900	48,980
Wasion Holdings Ltd.	42,000	92,713
Wasu Media Holding Co. Ltd., Class A	20,700	22,424
Weibo Corp., ADR	2,074	21,196
Weibo Corp., Class A	2,320	23,565
Weichai Power Co. Ltd., Class H	124,000	300,333
Wellhope Foods Co. Ltd., Class A	7,700	7,812
West China Cement Ltd. @	198,000	78,867
Western Securities Co. Ltd., Class A	22,600	25,517
Wharf Holdings Ltd. (The) @	44,000	122,908
Wingtech Technology Co. Ltd., Class A *	3,900	20,806
Wuchan Zhongda Group Co. Ltd., Class A	29,100	23,195
Wushang Group Co. Ltd., Class A	12,600	18,247
Wuxi Biologics Cayman, Inc. ±*	53,000	214,106
Wuxi Taiji Industry Ltd. Co., Class A	21,000	23,951
XCMG Construction Machinery Co. Ltd., Class A	47,400	78,546
Xi’An Shaangu Power Co. Ltd., Class A	19,200	27,503
Xiamen Bank Co. Ltd., Class A	14,900	15,650
Xiamen C & D, Inc., Class A	17,600	23,297
Xiamen ITG Group Corp. Ltd., Class A	17,300	17,800
Xiamen Tungsten Co. Ltd., Class A	7,300	42,892
Xiamen Xiangyu Co. Ltd., Class A	22,200	27,066
Xiaomi Corp., Class B ±*	4,200	21,209
Xinfengming Group Co. Ltd., Class A	4,000	11,139
Xinhua Winshare Publishing and Media Co. Ltd., Class H	18,000	23,683
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	10,827
Xinyi Energy Holdings Ltd. @	224,901	31,787
Xinyi Solar Holdings Ltd. @	368,884	140,772
Xtep International Holdings Ltd.	108,430	73,980
Xuji Electric Co. Ltd., Class A	3,400	12,509
Yankuang Energy Group Co. Ltd., Class H	192,000	237,326
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	10,896
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,200	32,434
Yiren Digital Ltd., ADR	4,574	16,924
Yixin Group Ltd. @±	126,500	41,610
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	5,153
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	15,423
YongXing Special Materials Technology Co. Ltd., Class A	2,400	18,632
Youngor Fashion Co. Ltd., Class A	11,500	12,507
YTO Express Group Co. Ltd., Class A	12,500	29,371
Yuexiu Services Group Ltd.	32,500	10,189

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
YUNDA Holding Group Co. Ltd., Class A	16,500	$15,914
Yunnan Aluminium Co. Ltd., Class A	6,500	30,546
Yunnan Baiyao Group Co. Ltd., Class A	4,660	37,850
Yunnan Copper Co. Ltd., Class A	8,100	23,773
Yunnan Energy New Material Co. Ltd., Class A *	5,200	42,147
Yunnan Tin Co. Ltd., Class A	14,600	58,248
ZCZL Industrial Technology Group Co. Ltd., Class H	21,400	56,369
Zhefu Holding Group Co. Ltd., Class A	16,400	9,763
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	52,283
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	53,393
Zhejiang Hailiang Co. Ltd., Class A	19,700	35,689
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,300	71,306
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	11,256
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	5,700	29,976
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,800	27,664
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	29,441
Zhejiang Medicine Co. Ltd., Class A	10,400	20,627
Zhejiang NHU Co. Ltd., Class A	7,900	28,477
Zhejiang Orient Holdings Group Co. Ltd., Class A	17,420	15,381
Zhejiang Runtu Co. Ltd., Class A	19,400	20,738
Zhejiang Semir Garment Co. Ltd., Class A	21,700	16,830
Zhejiang Wanliyang Co. Ltd., Class A	11,400	15,547
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	24,587
Zheshang Securities Co. Ltd., Class A	13,300	20,574
Zhongjin Gold Corp. Ltd., Class A	10,900	36,437
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	34,627
Zhongsheng Group Holdings Ltd.	62,500	93,316
Zhongtai Securities Co. Ltd., Class A	15,500	14,417
Zhou Hei Ya International Holdings Co. Ltd. ±	54,000	11,379
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	7,005
Zhuzhou CRRC Times Electric Co. Ltd., Class H	25,600	123,745
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	8,910
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	14,700	10,265
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H @	85,800	85,439
ZTE Corp., Class H @	20,600	71,837
ZTO Express Cayman, Inc.	25,450	530,733
		62,751,765

Colombia — 0.1%
Almacenes Exito SA	8,474	9,545
Corp. Financiera Colombiana SA *	19,558	94,538
Grupo Argos SA	16,280	73,177
Grupo de Inversiones Suramericana SA	5,605	80,122
		257,382

Czech Republic — 0.2%
CEZ AS	740	46,616
Komercni Banka AS	6,412	362,437
		409,053

Greece — 0.8%
Alpha Bank SA	151,965	639,350
Autohellas Tourist & Trading SA	1,582	21,380
Bank of Greece	859	15,546
Fourlis Holdings SA	4,016	20,082
GEK Terna SA	1,605	47,947
Helleniq Energy Holdings SA	9,060	89,012
Motor Oil Hellas Corinth Refineries SA	5,094	187,975
Piraeus Bank SA	85,014	678,778
		1,700,070

Hong Kong — 0.2%
BOC Aviation Ltd. ±	10,700	100,089
China Zhongwang Holdings Ltd. @*§	154,000	—
CTEG @*§	98,000	—
Damai Entertainment Holdings Ltd. *	430,000	52,488
J&T Global Express Ltd. *	16,200	21,752
Jinmao Property Services Co. Ltd.	6,646	2,186
Kingboard Laminates Holdings Ltd.	42,000	71,181
LK Technology Holdings Ltd. @	42,500	18,075
Lumena Newmat *§	5,599	—
Orient Overseas International Ltd. @	7,000	112,789
Sino Biopharmaceutical Ltd.	24,000	19,058
Skyworth Group Ltd. @*	30,000	18,078

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Hong Kong (Continued)
SSY Group Ltd. @	46,000	$16,727
Yuexiu Property Co. Ltd. @	46,006	23,409
		455,832

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	35,861	322,391
OTP Bank Nyrt	606	65,042
		387,433

India — 18.6%
Aarti Drugs Ltd.	1,688	7,748
Aarti Pharmalabs Ltd.	2,707	22,563
ACC Ltd.	5,493	106,157
Adani Power Ltd. *	40,280	64,037
Aditya Birla Capital Ltd. *	49,870	197,306
Advanced Enzyme Technologies Ltd.	3,035	10,232
AGI Greenpac Ltd.	2,388	19,979
Ahluwalia Contracts India Ltd.	1,765	19,284
Ajmera Realty & Infra India Ltd.	2,596	27,627
Alembic Pharmaceuticals Ltd.	4,429	41,570
Allcargo Global Ltd. *<>	19,940	5,163
Allcargo Logistics Ltd. *	19,940	2,241
Amara Raja Energy & Mobility Ltd.	10,842	109,754
Ambuja Cements Ltd.	36,667	227,029
Apollo Tyres Ltd.	31,532	175,378
Arvind Ltd.	13,452	47,474
Ashoka Buildcon Ltd. *	8,590	16,056
Aurobindo Pharma Ltd.	24,682	326,075
Avanti Feeds Ltd.	2,210	20,561
Axis Bank Ltd.	97,275	1,373,093
Axis Bank Ltd., GDR	12,180	844,074
Bajaj Consumer Care Ltd. *	9,060	25,856
Bajaj Holdings & Investment Ltd.	1,809	227,535
Balrampur Chini Mills Ltd.	8,487	41,836
Bandhan Bank Ltd. ±	54,816	88,915
Bank of Baroda	74,524	245,347
Bank of India	34,110	54,801
Bank of Maharashtra	39,556	27,330
Bhansali Engineering Polymers Ltd.	5,648	5,674
Bharat Heavy Electricals Ltd.	27,580	88,374
Biocon Ltd.	11,002	48,156
Birla Corp. Ltd.	3,237	38,104
Birlasoft Ltd.	1,959	9,425
Bluspring Enterprises Ltd. *	3,874	2,866
Bombay Burmah Trading Co.	1,162	24,362
Camlin Fine Sciences Ltd. *	4,882	8,069
Can Fin Homes Ltd.	5,565	57,585
Canara Bank	128,930	222,057
Ceat Ltd.	1,827	77,246
Chambal Fertilizers and Chemicals Ltd.	13,907	74,657
Cholamandalam Financial Holdings Ltd.	5,275	106,592
CIE Automotive India Ltd.	6,907	32,019
Cipla Ltd.	24,545	411,844
City Union Bank Ltd.	30,829	99,265
CMS Info Systems Ltd.	9,549	35,963
Cochin Shipyard Ltd. ±	105	1,895
Container Corp. Of India Ltd.	8,811	51,481
Coromandel International Ltd.	1,848	46,632
CreditAccess Grameen Ltd. *	688	9,737
CSB Bank Ltd. *	3,753	19,210
Cyient Ltd.	3,556	44,233
Dalmia Bharat Ltd.	5,315	126,454
DB Corp. Ltd.	3,441	10,000
DCB Bank Ltd.	19,962	38,201
DCM Shriram Ltd.	2,904	40,452
DCW Ltd.	9,094	5,918
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	65,089
Delhivery Ltd. *	10,201	45,728
Delta Corp. Ltd.	8,978	6,966
Digitide Solutions Ltd. *	3,874	5,705
Dilip Buildcon Ltd. ±	2,642	14,008
Dishman Carbogen Amcis Ltd. *	5,637	15,523
DLF Ltd.	16,547	126,846
Dr. Reddy’s Laboratories Ltd.	1,860	26,344
Dr. Reddy’s Laboratories Ltd., ADR	39,575	555,633
eClerx Services Ltd.	571	29,853
Edelweiss Financial Services Ltd.	23,512	28,247
EID Parry India Ltd. *	7,288	84,014
Electrosteel Castings Ltd.	23,821	20,755
EPL Ltd.	9,507	22,693
Equitas Small Finance Bank Ltd. ±*	16,074	11,249
Escorts Kubota Ltd.	785	32,490
Eureka Forbes Ltd. *	1,532	10,573
Exide Industries Ltd.	26,178	105,522
Federal Bank Ltd.	144,130	428,159
FIEM Industries Ltd.	1,108	27,888
Finolex Cables Ltd.	3,624	30,281
Finolex Industries Ltd.	15,431	29,832
Firstsource Solutions Ltd.	6,425	23,983
Force Motors Ltd.	268	61,156

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
Fortis Healthcare Ltd.	4,364	$42,958
G R Infraprojects Ltd.	1,719	19,085
GAIL India Ltd.	197,069	377,126
Galaxy Surfactants Ltd.	569	13,038
Gateway Distriparks Ltd.	25,136	16,710
GHCL Ltd.	5,253	33,138
GHCL Textiles Ltd.	5,527	4,556
Gland Pharma Ltd. ±	1,958	37,579
Glenmark Pharmaceuticals Ltd.	3,147	71,302
Godawari Power & Ispat Ltd.	11,830	35,037
Godfrey Phillips India Ltd.	1,053	32,335
Godrej Industries Ltd. *	1,769	19,682
Granules India Ltd.	7,725	51,651
Graphite India Ltd.	2,245	16,000
Grasim Industries Ltd.	17,963	566,194
Great Eastern Shipping Co. Ltd. (The)	8,516	107,123
Greaves Cotton Ltd.	5,025	10,734
Gujarat Alkalies & Chemicals Ltd.	1,228	6,879
Gujarat Ambuja Exports Ltd.	8,766	13,425
Gujarat Mineral Development Corp. Ltd.	5,595	37,101
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	44,907
Gujarat Pipavav Port Ltd.	19,498	39,482
Gujarat State Fertilizers & Chemicals Ltd.	15,178	30,886
Gujarat State Petronet Ltd.	23,082	78,841
HDFC Bank Ltd.	117,985	1,303,383
HEG Ltd.	6,270	43,488
HeidelbergCement India Ltd.	3,920	7,606
Hero MotoCorp Ltd.	1,670	107,061
HFCL Ltd.	33,650	25,290
HG Infra Engineering Ltd.	1,150	9,660
Hindalco Industries Ltd.	143,996	1,419,463
IDFC First Bank Ltd.	279,140	265,539
IIFL Capital Services Ltd.	8,327	33,696
IIFL Finance Ltd. *	8,058	54,693
India Cements Ltd. (The) *	5,546	26,780
India Glycols Ltd.	1,312	14,924
Indian Bank	14,634	136,246
Indian Railway Finance Corp. Ltd. ±	17,190	23,859
Indo Count Industries Ltd.	4,356	13,689
Indus Towers Ltd. *	101,143	473,759
IndusInd Bank Ltd. *	26,758	257,668
Infibeam Avenues Ltd. *	96,394	17,900
Info Edge India Ltd.	16,055	238,290
IRCON International Ltd. ±	18,858	37,253
J Kumar Infraprojects Ltd.	2,507	16,262
Jain Irrigation Systems Ltd. *	17,519	8,222
Jammu & Kashmir Bank Ltd. (The)	31,797	35,554
Jindal Saw Ltd.	28,522	53,360
Jindal Stainless Ltd.	16,836	156,073
Jindal Steel Ltd.	33,346	389,559
Jio Financial Services Ltd.	176,909	580,646
JK Lakshmi Cement Ltd.	4,751	41,032
JK Paper Ltd.	10,798	42,769
JK Tyre & Industries Ltd.	10,161	56,921
JM Financial Ltd.	40,467	67,756
JSW Energy Ltd.	13,525	72,651
JSW Steel Ltd.	39,823	516,577
Jubilant Pharmova Ltd.	7,273	86,665
Just Dial Ltd. *	1,076	8,620
Kalpataru Projects International Ltd.	7,183	95,422
Kalyani Steels Ltd.	1,016	8,705
Karnataka Bank Ltd. (The)	29,326	67,181
Karur Vysya Bank Ltd. (The)	43,450	127,102
Kaveri Seed Co. Ltd.	1,897	20,811
KCP Ltd. (The)	6,994	14,008
Kirloskar Oil Engines Ltd.	798	10,816
KNR Constructions Ltd.	11,124	20,165
Kotak Mahindra Bank Ltd.	28,870	707,622
KRBL Ltd.	2,296	10,070
L&T Finance Ltd.	72,832	256,064
Larsen & Toubro Ltd., GDR	25,078	1,120,987
LG Balakrishnan & Bros Ltd.	1,438	28,701
LIC Housing Finance Ltd.	24,147	144,579
LT Foods Ltd.	12,007	51,826
Lupin Ltd.	4,573	107,254
Maharashtra Seamless Ltd.	3,116	19,458
Mahindra & Mahindra Financial Services Ltd.	52,526	235,223
Mahindra & Mahindra Ltd.	30,033	1,241,693
Man Infraconstruction Ltd.	4,652	6,619
Manappuram Finance Ltd.	42,964	147,684
Marksans Pharma Ltd.	9,432	18,942
Maruti Suzuki India Ltd.	4,747	881,380
MAS Financial Services Ltd. ±	3,106	11,229
Mastek Ltd.	960	21,937
MOIL Ltd.	5,661	23,178
Motilal Oswal Financial Services Ltd.	5,746	54,724
MRF Ltd.	119	201,909
Muthoot Finance Ltd.	1,358	57,560
Natco Pharma Ltd.	5,577	55,969
National Aluminium Co. Ltd.	58,254	203,936
National Fertilizers Ltd.	6,160	6,285

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
Nava Ltd.	7,969	$50,272
NCC Ltd.	36,382	64,920
NESCO Ltd.	965	13,138
NIIT Learning Systems Ltd.	2,427	10,801
NIIT Ltd.	2,427	2,464
NMDC Ltd.	253,182	233,803
NMDC Steel Ltd. *	47,585	23,454
NOCIL Ltd.	7,374	12,676
NRB Bearings Ltd.	2,776	8,308
Nuvoco Vistas Corp. Ltd. *	2,511	9,951
Oberoi Realty Ltd.	4,520	83,913
Onesource Specialty Pharma Ltd. *	1,630	32,825
Orient Cement Ltd.	4,032	7,627
Orient Green Power Co. Ltd. *	107,182	13,773
Patel Engineering Ltd. *	56,276	17,976
PCBL Chemical Ltd.	11,386	38,251
Pennar Industries Ltd. *	5,072	11,484
Petronet LNG Ltd.	67,706	213,937
Piramal Finance Ltd. *	4,265	77,680
Piramal Pharma Ltd.	29,025	55,402
PNB Housing Finance Ltd. ±	10,969	116,061
PNC Infratech Ltd.	7,840	21,851
Polyplex Corp. Ltd.	2,048	18,951
Power Finance Corp. Ltd.	121,886	481,485
Power Mech Projects Ltd.	484	12,332
Prakash Industries Ltd.	4,621	7,578
Prestige Estates Projects Ltd.	5,562	98,858
PTC India Ltd.	17,788	31,887
Punjab National Bank	135,010	185,813
PVR Inox Ltd. *	4,239	47,871
Quess Corp. Ltd. ±	3,874	8,866
Rallis India Ltd.	3,389	10,558
Ramco Cements Ltd. (The)	5,843	68,585
Rashtriya Chemicals & Fertilizers Ltd.	16,695	27,305
Raymond Lifestyle Ltd. *	2,620	30,433
Raymond Ltd. *	3,276	15,565
Raymond Realty Ltd. *	3,276	18,844
RBL Bank Ltd. ±	35,444	124,674
REC Ltd.	124,810	496,438
Redington Ltd.	57,900	175,479
Reliance Industries Ltd.	386,323	6,743,935
Reliance Power Ltd. *	164,619	63,885
Repco Home Finance Ltd.	1,643	7,586
Rhi Magnesita India Ltd.	2,246	11,480
RITES Ltd.	5,510	14,897
Samvardhana Motherson International Ltd.	245,846	328,207
Sandur Manganese & Iron Ores Ltd. (The)	5,340	14,428
Sarda Energy & Minerals Ltd.	2,267	13,130
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares	14,166	7,357
Shipping Corp. of India Ltd.	14,166	36,509
Shree Cement Ltd.	313	92,755
Shriram Finance Ltd.	99,189	1,100,047
Shriram Pistons & Rings Ltd.	500	18,298
Shyam Metalics & Energy Ltd.	2,791	26,240
SIS Ltd. *	2,091	7,724
Sobha Ltd.	1,677	27,334
South Indian Bank Ltd. (The)	83,493	35,644
Star Cement Ltd.	7,280	18,184
State Bank of India	69,305	757,518
State Bank of India, GDR	8,728	949,606
Steel Authority of India Ltd.	89,762	146,908
Strides Pharma Science Ltd.	5,470	54,840
Sun Pharmaceutical Industries Ltd.	27,533	526,892
Sun TV Network Ltd.	7,133	46,506
Sunteck Realty Ltd.	5,951	26,220
Surya Roshni Ltd.	3,092	9,454
Tamilnad Mercantile Bank Ltd.	4,102	23,470
Tata Chemicals Ltd.	12,988	110,828
Tata Consumer Products Ltd.	8,150	107,915
Tata Motors Ltd. *	131,488	607,924
Tata Motors Passenger Vehicles Ltd.	131,488	537,483
Tata Steel Ltd.	430,140	861,099
Tata Steel Ltd., GDR	6,923	136,383
Technocraft Industries India Ltd.	248	6,222
Texmaco Rail & Engineering Ltd.	11,707	17,910
Thirumalai Chemicals Ltd. *	4,154	10,938
Time Technoplast Ltd.	11,270	23,699
Transport Corp. of India Ltd.	1,896	22,669
Trident Ltd.	56,042	16,648
Triveni Engineering & Industries Ltd.	4,797	20,815
Tube Investments of India Ltd.	320	9,302
TVS Srichakra Ltd.	202	9,480
Unichem Laboratories Ltd. *	1,313	6,428
Union Bank of India Ltd.	81,852	140,064
UPL Ltd.	34,451	303,978
Usha Martin Ltd.	8,223	41,573
VA Tech Wabag Ltd.	2,756	40,138
Vardhman Textiles Ltd.	8,165	39,740
Vedanta Ltd.	44,540	298,521
Voltamp Transformers Ltd.	223	19,439
Welspun Corp. Ltd.	7,360	66,661
Welspun Enterprises Ltd.	1,530	8,738

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
Welspun Living Ltd.	30,266	$43,945
West Coast Paper Mills Ltd.	3,247	14,866
Wipro Ltd.	133,330	391,626
Wipro Ltd., ADR @	29,490	83,752
Wockhardt Ltd. *	3,339	53,681
Yes Bank Ltd. *	581,105	139,782
Zee Entertainment Enterprises Ltd.	70,032	70,126
Zensar Technologies Ltd.	5,610	43,873
Zydus Lifesciences Ltd.	10,313	104,875
Zydus Wellness Ltd.	5,525	27,969
		40,777,984

Indonesia — 1.7%
AKR Corporindo Tbk. PT	273,600	20,674
Alamtri Minerals Indonesia Tbk. PT	382,600	35,793
Alamtri Resources Indonesia Tbk. PT	790,300	85,784
Aneka Tambang Tbk. PT	434,200	82,023
Aspirasi Hidup Indonesia Tbk. PT	625,900	15,389
Astra Agro Lestari Tbk. PT	28,600	12,649
Astra International Tbk. PT	1,657,900	666,143
Astra Otoparts Tbk. PT	19,600	3,162
Bank BTPN Syariah Tbk. PT	251,900	18,203
Bank Mandiri Persero Tbk. PT	755,800	231,159
Bank Negara Indonesia Persero Tbk. PT	1,037,332	271,853
Bank OCBC Nisp Tbk. PT	223,000	18,321
Bank Pan Indonesia Tbk. PT	399,700	25,888
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	173,300	8,366
Bank Pembangunan Daerah Jawa Timur Tbk. PT	403,000	13,051
Bank Tabungan Negara Persero Tbk. PT	537,509	37,875
BFI Finance Indonesia Tbk. PT	108,300	4,546
Bukalapak.com Tbk. PT *	3,549,800	33,635
Bukit Asam Tbk. PT	339,600	47,045
Bumi Resources Minerals Tbk. PT *	520,100	34,309
Bumi Resources Tbk. PT *	3,549,000	77,897
Bumi Serpong Damai Tbk. PT *	435,700	23,647
Charoen Pokphand Indonesia Tbk. PT	65,700	17,770
Ciputra Development Tbk. PT	924,577	46,021
Dayamitra Telekomunikasi PT	1,395,200	58,569
Dharma Satya Nusantara Tbk. PT	140,700	12,994
Elang Mahkota Teknologi Tbk. PT	594,000	38,650
Energi Mega Persada Tbk. PT *	951,500	91,298
Erajaya Swasembada Tbk. PT	1,042,500	25,508
ESSA Industries Indonesia Tbk. PT	517,700	18,783
Gudang Garam Tbk. PT	52,600	44,162
Hanson International Tbk. PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk. PT	251,800	128,354
Indika Energy Tbk. PT	195,300	26,235
Indo Tambangraya Megah Tbk. PT	37,400	49,063
Indocement Tunggal Prakarsa Tbk.PT	129,800	58,186
Indofood Sukses Makmur Tbk. PT	407,500	165,566
Japfa Comfeed Indonesia Tbk. PT	567,600	89,182
Lippo Karawaci Tbk. PT *	1,787,300	9,003
Medco Energi Internasional Tbk. PT	1,095,352	88,351
Merdeka Battery Materials Tbk. PT *	337,300	11,530
Metrodata Electronics Tbk. PT	524,800	18,569
Mitra Adiperkasa Tbk. PT	620,000	43,316
Pabrik Kertas Tjiwi Kimia Tbk. PT	92,300	40,269
Pakuwon Jati Tbk. PT	1,135,800	23,023
Panin Financial Tbk. PT *	1,207,600	18,684
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	154,500	11,072
Samudera Indonesia Tbk. PT	979,900	23,036
Sarana Menara Nusantara Tbk. PT	1,152,200	40,422
Semen Indonesia Persero Tbk. PT	315,724	49,986
Sri Rejeki Isman Tbk. PT *§	996,900	—
Sumber Tani Agung Resources Tbk. PT	162,900	13,042
Summarecon Agung Tbk. PT	932,100	21,353
Surya Citra Media Tbk. PT	1,066,200	21,612
Surya Semesta Internusa Tbk. PT	303,100	30,537
Trimegah Bangun Persada Tbk. PT	478,700	32,296
Triputra Agro Persada PT	285,700	25,700
Ultrajaya Milk Industry & Trading Co. Tbk. PT	131,500	11,356
United Tractors Tbk. PT	169,000	298,980
Vale Indonesia Tbk. PT	184,400	57,228
XLSMART Telecom Sejahtera Tbk. PT	411,066	92,444
		3,619,562

Korea — 13.2%
Amorepacific Corp.	738	61,220
Amorepacific Holdings Corp.	1,044	19,459
BH Co. Ltd.	1,193	13,333
BNK Financial Group, Inc.	15,620	172,080
CJ CheilJedang Corp.	744	107,426
CJ Corp.	1,142	136,354
CJ ENM Co. Ltd. *	1,200	53,813
CJ Logistics Corp.	649	42,619
Daesang Corp.	2,426	35,450
Daewoo Engineering & Construction Co. Ltd. *	18,960	50,277

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Korea (Continued)
Daishin Securities Co. Ltd.	697	$13,064
Daou Technology, Inc.	2,149	57,956
DB HiTek Co. Ltd.	1,524	71,516
DB Insurance Co. Ltd.	782	71,167
DB, Inc. *	6,843	7,002
DL E&C Co. Ltd.	1,344	38,392
DL Holdings Co. Ltd.	1,071	27,992
DN Automotive Corp.	314	5,319
Dong-A Socio Holdings Co. Ltd.	295	22,444
Dongkuk Holdings Co. Ltd.	1,150	5,947
Dongkuk Steel Mill Co. Ltd.	3,583	20,495
Dongwon Industries Co. Ltd.	1,371	39,877
Doosan Bobcat, Inc.	3,756	150,443
DoubleUGames Co. Ltd.	604	22,474
E-MART, Inc.	1,021	57,622
ENF Technology Co. Ltd.	555	18,108
Green Cross Corp. *	119	13,135
GS Engineering & Construction Corp.	2,015	27,556
GS Holdings Corp.	3,044	118,967
GS P&L Co. Ltd. *	729	21,254
GS Retail Co. Ltd.	3,073	42,878
HAESUNG DS Co. Ltd.	586	22,658
Hana Financial Group, Inc.	16,805	1,097,741
Hanil Holdings Co. Ltd.	1,021	11,609
Hankook Tire & Technology Co. Ltd.	5,220	211,257
Hanon Systems *	14,434	29,709
Hanwha Corp.	1,555	88,083
Hanwha Galleria Corp. *	4,602	4,370
Hanwha Investment & Securities Co. Ltd. *	5,680	18,512
Hanwha Life Insurance Co. Ltd. *	20,246	45,747
Hanwha Solutions Corp.	6,070	112,926
Harim Holdings Co. Ltd.	2,243	16,551
HD Hyundai Co. Ltd.	1,757	229,908
HD Hyundai Construction Equipment Co. Ltd.	647	44,195
HDC Holdings Co. Ltd.	2,781	36,120
HDC Hyundai Development Co-Engineering & Construction	2,554	38,827
HK inno N Corp.	967	33,094
HL Holdings Corp.	389	12,111
HL Mando Co. Ltd.	1,823	74,284
HMM Co. Ltd.	14,834	211,098
HS Hyosung Advanced Materials Corp.	80	10,085
HS Hyosung Corp. *	119	4,783
Hy-Lok Corp. *	918	19,596
Hyosung Corp.	537	42,757
Hyosung TNC Corp.	121	18,689
Hyundai Department Store Co. Ltd.	867	53,324
Hyundai Engineering & Construction Co. Ltd.	3,290	160,098
Hyundai Glovis Co. Ltd.	1,450	181,785
Hyundai Marine & Fire Insurance Co. Ltd. *	3,214	68,718
Hyundai Mobis Co. Ltd.	2,438	631,269
Hyundai Motor Co.	7,367	1,516,307
Hyundai Steel Co.	4,416	95,184
Hyundai Wia Corp.	941	49,449
iM Financial Group Co. Ltd.	7,519	81,164
Industrial Bank of Korea	19,140	278,354
Innocean Worldwide, Inc.	1,076	13,788
JB Financial Group Co. Ltd.	5,577	99,302
Kangwon Land, Inc.	2,189	28,796
KB Financial Group, Inc., ADR	16,090	1,384,384
KCC Corp.	293	85,527
KG Mobility Co. *	4,088	9,932
Kia Corp.	19,935	1,685,525
KIWOOM Securities Co. Ltd.	158	31,752
Kolon Industries, Inc.	1,930	60,089
Korea Asset In Trust Co. Ltd.	5,452	9,197
Korea Electric Terminal Co. Ltd.	682	31,862
Korea Investment Holdings Co. Ltd.	1,347	151,199
Korea Line Corp. *	16,631	20,284
Korea Real Estate Investment & Trust Co. Ltd.	10,376	9,068
Korea Zinc Co. Ltd.	351	320,653
Korean Air Lines Co. Ltd.	8,699	136,172
Korean Reinsurance Co.	12,649	101,329
Kumho Petrochemical Co. Ltd.	829	69,460
Kumho Tire Co., Inc. *	3,713	15,104
LG Chem Ltd.	2,583	597,091
LG Corp.	4,087	228,955
LG Display Co. Ltd. *	16,033	131,443
LG Display Co. Ltd., ADR *	8,853	37,271
LG Electronics, Inc.	7,988	509,595
LG H&H Co. Ltd.	398	71,419
LG Innotek Co. Ltd.	903	169,875
LG Uplus Corp.	17,247	176,235
Lotte Chemical Corp.	1,267	61,831
Lotte Chilsung Beverage Co. Ltd.	290	28,023
Lotte Corp.	1,582	29,047
LOTTE Fine Chemical Co. Ltd.	1,517	46,914

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Korea (Continued)
Lotte Shopping Co. Ltd.	641	$32,260
Lotte Wellfood Co. Ltd.	167	13,285
LS Corp.	730	101,300
LX Holdings Corp.	2,593	14,436
LX International Corp.	3,459	78,038
LX Semicon Co. Ltd.	567	19,345
Mirae Asset Life Insurance Co. Ltd. *	5,257	34,230
Mirae Asset Securities Co. Ltd.	6,865	111,275
Misto Holdings Corp.	576	17,074
NAVER Corp.	1,762	296,612
Netmarble Corp. ±	1,270	42,538
NH Investment & Securities Co. Ltd.	5,453	79,871
NICE Holdings Co. Ltd.	2,345	21,146
NongShim Co. Ltd.	135	40,531
OCI Co. Ltd.	450	18,618
OCI Holdings Co. Ltd.	700	55,979
Orion Corp.	475	34,853
Orion Holdings Corp.	2,572	36,869
Otoki Corp.	131	35,011
Pan Ocean Co. Ltd.	22,750	60,801
Paradise Co. Ltd.	1,846	21,208
Partron Co. Ltd.	1,897	9,179
Poongsan Corp.	311	22,992
POSCO Holdings, Inc.	854	180,813
POSCO Holdings, Inc., ADR	9,207	489,904
S-Oil Corp. *	2,562	147,614
Samsung C&T Corp.	3,438	571,588
Samsung Card Co. Ltd.	2,083	80,830
Samsung E&A Co. Ltd. *	3,314	55,327
Samsung Electronics Co. Ltd.	17,972	1,495,847
Samsung Electronics Co. Ltd., GDR	3,499	7,228,934
Samsung Life Insurance Co. Ltd.	1,326	145,068
Samsung SDI Co. Ltd. *	2,756	515,596
Samsung SDS Co. Ltd.	1,357	161,553
Samsung Securities Co. Ltd.	2,235	116,982
SeAH Steel Holdings Corp.	136	12,094
Sebang Global Battery Co. Ltd.	697	30,385
Seegene, Inc.	1,002	16,555
SGC Energy Co. Ltd.	395	6,019
Shinhan Financial Group Co. Ltd.	17,905	955,812
Shinhan Financial Group Co. Ltd., ADR	914	49,018
Shinsegae, Inc.	629	107,850
SK Chemicals Co. Ltd.	314	14,277
SK Discovery Co. Ltd.	867	34,787
SK Gas Ltd.	175	27,333
SK Innovation Co. Ltd.	2,567	180,334
SK Networks Co. Ltd.	12,838	40,282
SK, Inc.	1,745	310,709
SL Corp.	1,820	54,137
SNT Motiv Co. Ltd.	1,079	25,841
Songwon Industrial Co. Ltd.	1,925	12,093
Sungwoo Hitech Co. Ltd.	3,959	18,716
Unid Co. Ltd. *	167	7,790
Woori Financial Group, Inc.	45,228	879,098
Youngone Corp.	1,446	82,109
Youngone Holdings Co. Ltd.	397	52,775
Zinus, Inc.	1,223	11,037
		28,763,681

Kuwait — 0.0%
Agility Global PLC	243,775	80,976

Malaysia — 1.5%
Aeon Co. M Bhd.	29,400	7,825
AEON Credit Service M Bhd.	8,100	11,457
AFFIN Bank Bhd. *	47,901	27,740
Alliance Bank Malaysia Bhd.	81,811	101,810
AMMB Holdings Bhd.	191,687	307,039
Axiata Group Bhd.	226,300	140,531
Bank Islam Malaysia Bhd.	68,600	38,712
Batu Kawan Bhd.	16,500	79,288
Berjaya Corp. Bhd. *	166,400	11,482
Bumi Armada Bhd.	264,700	19,243
CIMB Group Holdings Bhd.	131,573	267,491
Dayang Enterprise Holdings Bhd.	27,900	11,619
Dialog Group Bhd.	37,200	15,401
Eastern & Oriental Bhd. *	118,100	21,391
Eco World Development Group Bhd.	67,900	34,971
Genting Bhd.	179,200	133,362
Genting Malaysia Bhd.	258,200	129,800
Genting Plantations Bhd.	23,600	29,660
HAP Seng Consolidated Bhd.	14,800	10,358
Hartalega Holdings Bhd. *	69,700	17,004
Hibiscus Petroleum Bhd.	56,080	20,729
Hong Leong Bank Bhd.	11,500	62,743
Hong Leong Financial Group Bhd.	17,621	82,764
IJM Corp. Bhd.	181,760	101,675
IOI Properties Group Bhd.	75,850	49,345
Kossan Rubber Industries Bhd.	73,800	19,823
Magnum Bhd.	86,961	27,644
Mah Sing Group Bhd.	125,685	29,888
Malayan Cement Bhd.	14,900	28,126
Malaysian Resources Corp. Bhd.	142,600	13,353

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Malaysia (Continued)
Matrix Concepts Holdings Bhd.	96,300	$30,850
MBM Resources Bhd.	12,500	16,049
MBSB Bhd.	205,001	35,615
Mega First Corp. Bhd.	37,600	31,225
MISC Bhd.	94,320	181,295
MKH Bhd.	36,950	9,288
MKH Oil Palm East Kalimantan Bhd.	5,278	800
Oriental Holdings Bhd.	25,760	43,039
OSK Holdings Bhd.	111,682	44,034
Petronas Chemicals Group Bhd.	133,400	119,330
PPB Group Bhd.	37,500	102,205
RHB Bank Bhd.	145,390	276,234
Sarawak Oil Palms Bhd.	30,750	28,492
Scientex Bhd.	27,300	23,546
Sime Darby Bhd.	293,600	155,554
Sime Darby Property Bhd.	246,600	84,469
SP Setia Bhd. Group	143,480	25,811
Ta Ann Holdings Bhd.	12,260	12,568
Top Glove Corp. Bhd.	291,800	46,380
TSH Resources Bhd. *	43,000	12,928
UEM Sunrise Bhd.	100,300	13,594
UOA Development Bhd.	20,387	9,294
WCT Holdings Bhd. *	52,300	7,475
Yinson Holdings Bhd.	54,899	31,927
YTL Corp. Bhd.	81,160	40,800
		3,235,076

Mexico — 1.7%
Alpek SAB de CV *	68,614	35,207
Banco del Bajio SA ±	42,751	108,162
Cemex SAB de CV	685,631	787,386
Cemex SAB de CV, ADR	12,231	140,534
Controladora AXTEL SAB DE CV *	260,453	13,162
Corp. Actinver SAB de CV	15,700	18,963
El Puerto de Liverpool SAB de CV, Class C1	7,251	40,267
Fomento Economico Mexicano SAB de CV	13,622	137,699
Genomma Lab Internacional SAB de CV, Class B	42,530	42,300
Grupo Bimbo SAB de CV, Series A	37,678	123,449
Grupo Carso SAB de CV, Series A1	10,719	70,430
Grupo Financiero Banorte SAB de CV, Class O	75,782	702,122
Grupo Financiero Inbursa SAB de CV, Class O	74,270	179,081
Grupo Mexico SAB de CV, Series B	20,616	194,854
Grupo Traxion SAB de CV ±*	22,512	19,002
Industrias CH SAB de CV, Series B *	23,916	238,994
La Comer SAB de CV	19,443	41,159
Megacable Holdings SAB de CV	59,163	170,286
Nemak SAB de CV ±*	220,070	44,362
Operadora De Sites Mexicanos SAB de CV, Class A-1	28,841	24,425
Orbia Advance Corp. SAB de CV *	51,451	44,515
Organizacion Soriana SAB de CV, Class B	44,134	100,314
Promotora y Operadora de Infraestructura SAB de CV	9,454	140,297
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	17,583
Regional SAB de CV	18,632	147,121
Sigma Foods SAB de CV	221,384	193,630
		3,775,304

Philippines — 0.4%
Alliance Global Group, Inc.	253,300	35,261
Ayala Corp.	12,590	100,151
Ayala Land, Inc.	354,500	135,274
China Banking Corp.	60,526	58,641
DMCI Holdings, Inc.	157,300	28,181
First Philippine Holdings Corp.	26,510	34,696
GT Capital Holdings, Inc.	7,512	75,972
JG Summit Holdings, Inc.	225,183	90,521
LT Group, Inc.	132,300	33,237
Megaworld Corp.	1,004,700	35,521
Metropolitan Bank & Trust Co.	133,237	155,131
Puregold Price Club, Inc.	46,600	30,099
Rizal Commercial Banking Corp.	47,790	21,079
Robinsons Land Corp.	76,255	20,946
San Miguel Corp.	41,650	58,051
Security Bank Corp.	30,510	34,045
Top Frontier Investment Holdings, Inc. *	4,630	4,801
Union Bank of the Philippines	66,330	29,990
		981,597

Poland — 1.4%
AB SA	845	25,373
Alior Bank SA	6,859	211,024
Asseco Poland SA	1,839	116,999
Bank Handlowy w Warszawie SA	1,630	47,946
Bank Polska Kasa Opieki SA	21	1,200
BNPP Bank Polska SA	811	29,481
Cyfrowy Polsat SA *	16,441	55,872

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Poland (Continued)
Echo Investment SA	1,732	$2,292
Enea SA	30,606	166,074
Inter Cars SA	369	57,663
KGHM Polska Miedz SA *	9,547	746,740
Mirbud SA	5,445	22,478
ORLEN SA	38,019	1,017,829
PGE Polska Grupa Energetyczna SA *	74,035	181,561
Tauron Polska Energia SA *	125,505	302,121
		2,984,653

Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—

Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	50,882

South Africa — 3.8%
Absa Group Ltd.	55,314	799,514
AECI Ltd.	8,481	45,744
African Rainbow Minerals Ltd.	3,656	43,912
Altron Ltd., Class A	18,636	22,384
Aspen Pharmacare Holdings Ltd.	13,064	92,134
Astral Foods Ltd.	2,628	42,324
Bidvest Group Ltd.	6,591	94,523
Blu Label Unlimited Group Ltd. *	20,177	12,842
DataTec Ltd.	25,785	123,086
Exxaro Resources Ltd.	16,672	180,211
Foschini Group Ltd. (The)	27,805	140,956
Grindrod Ltd. @	40,655	41,735
Impala Platinum Holdings Ltd.	25,645	405,736
Investec Ltd.	8,961	66,114
KAP Ltd. *	82,431	9,557
Kumba Iron Ore Ltd.	3,174	67,287
Lewis Group Ltd.	3,337	18,124
Life Healthcare Group Holdings Ltd.	73,116	50,289
Momentum Group Ltd.	81,624	188,484
Motus Holdings Ltd.	16,747	123,307
MTN Group Ltd.	105,902	1,083,961
Naspers Ltd., Class N	12,081	805,772
Nedbank Group Ltd.	25,556	410,902
Netcare Ltd.	99,919	95,514
Northam Platinum Holdings Ltd.	5,379	109,500
Oceana Group Ltd.	10,541	35,480
Old Mutual Ltd.	382,492	344,150
Omnia Holdings Ltd.	16,030	76,278
Pepkor Holdings Ltd. ±	170,124	271,726
Pick n Pay Stores Ltd. *	32,290	48,552
PPC Ltd.	93,872	31,688
Raubex Group Ltd.	16,897	45,467
Reunert Ltd.	12,692	47,764
Sanlam Ltd.	21,829	129,827
Sappi Ltd.	59,313	87,931
Sasol Ltd. *	35,005	224,489
Sibanye Stillwater Ltd. *	38,226	139,654
Southern Sun Ltd.	54,046	33,420
Standard Bank Group Ltd.	78,855	1,382,820
Super Group Ltd.	29,786	34,013
Telkom SA SOC Ltd.	28,405	101,219
Thungela Resources Ltd.	6,203	35,959
Valterra Platinum Ltd.	1,312	111,675
Zeda Ltd.	20,449	17,411
		8,273,435

Taiwan — 21.5%
91APP, Inc.	8,000	18,841
AcBel Polytech, Inc.	51,000	68,659
Acer, Inc.	165,884	139,378
Acter Group Corp. Ltd.	1,000	24,856
Actron Technology Corp.	3,000	11,410
ADATA Technology Co. Ltd.	20,450	181,912
Advanced International Multitech Co. Ltd.	8,000	17,797
Advanced Power Electronics Corp.	1,000	2,868
Advanced Wireless Semiconductor Co.	8,000	27,116
Advancetek Enterprise Co. Ltd.	13,000	12,226
Allied Supreme Corp.	3,000	22,056
Alltek Technology Corp.	10,000	10,073
Alltop Technology Co. Ltd.	3,000	23,297
Alpha Networks, Inc.	11,000	10,975
Altek Corp.	14,014	17,997
Ambassador Hotel (The)	14,000	19,226
AMPOC Far-East Co. Ltd.	8,864	34,135
AmTRAN Technology Co. Ltd.	58,106	28,017
Apex International Co. Ltd. *	20,286	21,177
Arcadyan Technology Corp.	11,000	60,916
Ardentec Corp.	39,092	154,897
Argosy Research, Inc.	3,000	15,181
ASE Technology Holding Co. Ltd.	233,000	1,857,593
Asia Cement Corp.	134,269	158,966
Asia Optical Co., Inc.	11,000	48,662

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
ASMedia Technology, Inc.	1,000	$38,510
ASROCK, Inc.	2,000	15,786
Asustek Computer, Inc.	36,000	627,870
Aten International Co. Ltd.	5,000	9,739
AUO Corp.	396,400	154,546
Axiomtek Co. Ltd.	8,000	19,478
Bank of Kaohsiung Co. Ltd.	66,544	26,050
BES Engineering Corp. *	95,577	38,936
Bioteque Corp.	3,000	11,505
Bizlink Holding, Inc.	2,108	101,977
Bora Pharmaceuticals Co. Ltd.	2,000	31,063
Brighton-Best International Taiwan, Inc.	17,000	18,260
Capital Securities Corp.	152,437	116,194
Castles Technology Co. Ltd.	4,200	8,943
Catcher Technology Co. Ltd.	26,000	172,117
Cathay Financial Holding Co. Ltd.	471,170	1,136,668
Cathay Real Estate Development Co. Ltd.	70,000	52,132
Cenra, Inc.	9,500	10,098
Center Laboratories, Inc.	12,608	16,693
Century Iron & Steel Industrial Co. Ltd.	6,000	26,639
Chailease Holding Co. Ltd.	105,603	354,581
Chang Hwa Commercial Bank Ltd.	332,606	216,476
Chang Wah Electromaterials, Inc.	20,000	27,657
Chang Wah Technology Co. Ltd.	11,000	15,649
Channel Well Technology Co. Ltd.	13,000	28,879
Charoen Pokphand Enterprise	12,000	50,222
CHC Healthcare Group	7,000	8,577
Cheng Loong Corp.	82,000	45,149
Cheng Shin Rubber Industry Co. Ltd.	131,000	122,993
Chia Hsin Cement Corp.	22,440	9,963
Chicony Electronics Co. Ltd.	30,000	111,711
Chicony Power Technology Co. Ltd.	6,000	17,549
Chin-Poon Industrial Co. Ltd.	36,000	35,174
China Airlines Ltd.	278,111	178,795
China Bills Finance Corp.	89,000	47,870
China Man-Made Fiber Corp. *	72,018	15,724
China Metal Products	31,000	25,899
China Motor Corp.	22,478	41,922
China Steel Chemical Corp.	8,000	17,339
China Steel Corp.	536,800	324,603
Chipbond Technology Corp.	42,000	72,048
ChipMOS Technologies, Inc.	28,897	43,363
ChipMOS Technologies, Inc., ADR	328	9,728
Chong Hong Construction Co. Ltd.	12,000	32,692
Chun Yuan Steel Industry Co. Ltd.	30,000	19,716
Chung-Hsin Electric & Machinery Manufacturing Corp.	20,000	95,161
Cleanaway Co. Ltd.	60,000	60,343
Clevo Co.	28,000	34,487
CMC Magnetics Corp.	31,979	10,992
Co-Tech Development Corp.	3,000	26,448
Compal Electronics, Inc.	288,000	278,646
Compeq Manufacturing Co. Ltd.	96,000	284,451
Concord Securities Co. Ltd.	42,735	17,749
Continental Holdings Corp.	42,000	29,809
Coretronic Corp.	15,800	43,246
CTBC Financial Holding Co. Ltd.	518,280	828,047
CTCI Corp.	36,306	35,705
CyberPower Systems, Inc.	2,000	13,463
D-Link Corp.	15,640	7,491
DA CIN Construction Co. Ltd.	21,200	42,575
Da-Li Development Co. Ltd.	14,376	24,570
Darfon Electronics Corp.	17,000	16,204
Depo Auto Parts Ind Co. Ltd.	8,000	35,518
Dimerco Express Corp.	8,000	20,369
Dynamic Holding Co. Ltd.	21,356	86,660
E Ink Holdings, Inc.	35,000	220,557
E.Sun Financial Holding Co. Ltd.	114,131	122,593
Eclat Textile Co. Ltd.	9,000	110,135
ECOVE Environment Corp.	2,000	18,873
Edom Technology Co. Ltd. *	10,000	13,224
Elan Microelectronics Corp.	13,000	49,028
Elitegroup Computer Systems Co. Ltd.	35,877	25,292
Ennoconn Corp.	4,116	37,531
Ennostar, Inc.	33,414	38,018
EnTie Commercial Bank Co. Ltd.	68,000	29,433
Eternal Materials Co. Ltd.	42,300	55,062
Eva Airways Corp.	241,478	280,900
Evergreen Aviation Technologies Corp.	11,000	49,713
Evergreen International Storage & Transport Corp.	27,000	49,582
Evergreen Marine Corp. Taiwan Ltd.	70,583	426,816
EVERGREEN Steel Corp.	13,000	39,968
Everlight Chemical Industrial Corp.	56,000	34,131
Everlight Electronics Co. Ltd.	32,000	56,218
Excelsior Medical Co. Ltd.	13,369	34,720
Far Eastern Department Stores Ltd.	85,220	59,669
Far Eastern International Bank	161,146	65,904
Far Eastern New Century Corp.	199,338	176,369

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Far EasTone Telecommunications Co. Ltd.	99,000	$278,216
Farglory Land Development Co. Ltd.	26,721	65,058
Feng Hsin Steel Co. Ltd.	17,000	33,166
Feng TAY Enterprise Co. Ltd.	19,000	70,448
First Financial Holding Co. Ltd.	610,444	571,189
FIT Holding Co. Ltd.	9,000	7,018
Fitipower Integrated Technology, Inc.	5,600	25,576
Flytech Technology Co. Ltd.	5,000	14,608
FocalTech Systems Co. Ltd.	8,000	13,163
Forcecon Tech Co. Ltd.	5,913	17,727
Formosa Advanced Technologies Co. Ltd.	20,000	41,183
Formosa Chemicals & Fibre Corp.	176,000	179,806
Formosa Laboratories, Inc.	5,000	9,437
Formosa Petrochemical Corp.	61,000	92,799
Formosa Plastics Corp.	183,000	227,145
Formosa Sumco Technology Corp.	5,000	15,133
Formosa Taffeta Co. Ltd.	49,000	24,796
Formosan Union Chemical Corp.	48,179	25,530
Foxconn Technology Co. Ltd.	46,127	90,579
Foxsemicon Integrated Technology, Inc.	4,000	35,327
FSP Technology, Inc.	8,000	13,443
Fu Hua Innovation Co. Ltd.	27,714	15,877
Fubon Financial Holding Co. Ltd.	530,823	1,623,529
Fulltech Fiber Glass Corp. *	16,064	48,263
Fusheng Precision Co. Ltd.	5,000	40,658
G Shank Enterprise Co. Ltd.	10,589	29,185
Gamania Digital Entertainment Co. Ltd.	13,000	21,639
Gemtek Technology Corp.	47,000	40,163
General Interface Solution GIS Holding Ltd. *	18,000	24,490
Genius Electronic Optical Co. Ltd.	4,000	57,224
Getac Holdings Corp.	21,000	78,197
GFC Ltd.	3,000	11,410
Giant Manufacturing Co. Ltd.	20,000	58,942
Gigabyte Technology Co. Ltd.	18,000	142,932
Global Brands Manufacture Ltd.	21,888	78,021
Global Mixed Mode Technology, Inc.	3,000	20,051
Global PMX Co. Ltd.	2,000	7,161
Globalwafers Co. Ltd.	15,000	193,822
Gloria Material Technology Corp.	34,392	35,136
Goldsun Building Materials Co. Ltd.	82,973	100,084
Grape King Bio Ltd.	10,000	40,260
Great Wall Enterprise Co. Ltd.	44,330	71,813
Greatek Electronics, Inc.	16,000	45,321
Group Up Industrial Co. Ltd.	2,000	19,032
Gudeng Precision Industrial Co. Ltd.	1,000	11,330
Hannstar Board Corp.	23,814	69,955
HannStar Display Corp. *	35,000	8,689
HannsTouch Holdings Co. *	32,279	6,328
Hey Song Corp.	18,750	22,676
Highwealth Construction Corp.	98,135	125,556
Hiwin Technologies Corp.	19,000	117,312
Ho Tung Chemical Corp.	63,688	16,378
Holy Stone Enterprise Co. Ltd.	10,500	34,086
Hon Hai Precision Industry Co. Ltd.	654,068	4,798,226
Hong Pu Real Estate Development Co. Ltd.	20,000	16,550
Hong TAI Electric Industrial	32,000	35,034
Hota Industrial Manufacturing Co. Ltd.	13,000	23,087
Hotai Finance Co. Ltd.	14,000	26,690
Hotai Motor Co. Ltd.	13,000	227,558
Hsin Kuang Steel Co. Ltd.	13,000	15,722
Hu Lane Associate, Inc.	4,305	17,401
Hua Nan Financial Holdings Co. Ltd.	318,453	314,191
Hua Yu Lien Development Co. Ltd.	3,904	8,064
Huaku Development Co. Ltd.	18,585	68,909
Huang Hsiang Construction Corp.	9,015	11,233
Hung Sheng Construction Ltd.	13,688	9,061
I-Sheng Electric Wire & Cable Co. Ltd.	9,000	13,520
IBF Financial Holdings Co. Ltd.	132,503	69,793
Ichia Technologies, Inc.	11,000	22,056
IEI Integration Corp.	8,000	16,422
Innodisk Corp.	2,039	37,379
Innolux Corp.	361,645	196,243
Inpaq Technology Co. Ltd.	9,000	23,459
Inventec Corp.	179,282	244,783
ITE Technology, Inc.	6,000	21,960
ITEQ Corp.	15,000	54,184
JPC connectivity, Inc.	5,000	22,119
Kedge Construction Co. Ltd.	4,324	11,918
Kenda Rubber Industrial Co. Ltd.	34,650	21,725
Kerry TJ Logistics Co. Ltd.	9,000	9,495
KGI Financial Holding Co. Ltd.	1,124,694	617,462
Kindom Development Co. Ltd.	27,720	29,775
King Yuan Electronics Co. Ltd.	58,100	457,655
Kinpo Electronics	111,000	79,133
Kinsus Interconnect Technology Corp.	28,000	141,691
KS Terminals, Inc.	6,000	9,290

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Kung Long Batteries Industrial Co.Ltd.	8,000	$31,826
Kuo Toong International Co. Ltd.	16,000	28,211
Kuo Yang Construction Co. Ltd. *	14,000	8,911
L&K Engineering Co. Ltd.	4,397	77,247
Lanner Electronics, Inc.	6,000	13,081
Largan Precision Co. Ltd.	7,000	555,847
Lelon Electronics Corp.	10,000	34,054
Lien Hwa Industrial Holdings Corp.	56,666	85,755
Lion Travel Service Co. Ltd.	3,000	15,611
Lite-On Technology Corp.	127,874	665,406
Lotes Co. Ltd.	4,000	164,861
Lotus Pharmaceutical Co. Ltd.	10,000	90,069
Lumax International Corp. Ltd.	4,000	13,685
Lung Yen Life Service Corp. *	16,000	24,035
Macronix International Co. Ltd. *	72,171	90,614
Makalot Industrial Co. Ltd.	9,000	82,637
Marketech International Corp.	5,000	43,761
MediaTek, Inc.	33,000	1,501,886
Mega Financial Holding Co. Ltd.	324,287	412,835
Mercuries & Associates Holding Ltd.	19,184	9,677
Mercuries Life Insurance Co. Ltd. *	81,475	20,744
Merida Industry Co. Ltd.	15,000	39,481
Merry Electronics Co. Ltd.	15,226	47,344
Micro-Star International Co. Ltd.	42,000	128,458
Mitac Holdings Corp.	53,500	147,114
MOSA Industrial Corp. *	9,616	5,340
Motech Industries, Inc.	17,000	11,633
Nak Sealing Technologies Corp.	3,000	10,121
Namchow Holdings Co. Ltd.	7,000	8,733
Nan Kang Rubber Tire Co. Ltd.	12,321	14,607
Nan Pao Resins Chemical Co. Ltd.	2,000	20,019
Nan Ya Plastics Corp.	202,000	387,021
Nan Ya Printed Circuit Board Corp.	15,000	115,052
Nantex Industry Co. Ltd.	10,000	7,463
Nanya Technology Corp. *	64,000	393,119
Nichidenbo Corp.	6,000	18,790
Nien Made Enterprise Co. Ltd.	7,000	80,425
North-Star International Co. Ltd.	12,000	9,185
Novatek Microelectronics Corp.	10,000	119,031
O-Bank Co. Ltd.	91,943	26,746
Ocean Plastics Co. Ltd.	9,000	10,068
Orient Semiconductor Electronics Ltd.	30,485	54,333
Pan German Universal Motors Ltd.	2,000	17,918
Pan Jit International, Inc.	24,600	62,713
Pan-International Industrial Corp.	34,380	54,381
Parade Technologies Ltd.	5,000	92,933
Pegatron Corp.	134,249	293,104
Pegavision Corp.	2,000	18,141
Phison Electronics Corp.	9,000	415,334
Pixart Imaging, Inc.	8,000	51,559
Pou Chen Corp.	137,133	131,588
Powerchip Semiconductor Manufacturing Corp. *	65,000	81,818
Powertech Technology, Inc.	49,000	269,792
President Securities Corp.	95,299	72,489
Primax Electronics Ltd.	25,000	61,107
Prince Housing & Development Corp.	77,970	20,323
Promate Electronic Co. Ltd.	9,599	13,625
Qisda Corp.	106,108	79,360
Quanta Computer, Inc.	28,000	242,390
Quanta Storage, Inc.	7,000	23,838
Radiant Opto-Electronics Corp.	27,000	106,555
Radium Life Tech Co. Ltd.	41,409	14,365
Raydium Semiconductor Corp.	4,000	29,026
Rechi Precision Co. Ltd.	30,000	23,679
Rich Development Co. Ltd.	20,577	5,174
Ritek Corp. *	29,000	14,121
Ruentex Development Co. Ltd.	67,600	64,114
Ruentex Industries Ltd.	22,891	40,142
Run Long Construction Co. Ltd.	30,600	33,210
Sakura Development Co. Ltd.	8,400	12,966
Sampo Corp.	31,600	24,539
San Fang Chemical Industry Co. Ltd.	13,000	13,364
Sanyang Motor Co. Ltd.	41,573	81,239
ScinoPharm Taiwan Ltd.	14,000	7,463
SDI Corp.	10,000	24,697
Sercomm Corp.	18,000	45,601
Sesoda Corp.	17,193	17,592
Shanghai Commercial & Savings Bank Ltd. (The)	188,618	243,723
Shih Wei Navigation Co. Ltd. *	17,554	9,833
Shihlin Electric & Engineering Corp.	11,000	59,515
Shin Ruenn Development Co. Ltd.	5,650	10,088
Shin Zu Shing Co. Ltd.	9,064	58,416
Shinkong Insurance Co. Ltd.	11,000	41,136
Shinkong Synthetic Fibers Corp.	108,151	51,631
Shinkong Textile Co. Ltd.	4,000	8,479
Shiny Chemical Industrial Co. Ltd.	3,000	13,176
Sigurd Microelectronics Corp.	42,694	158,300
Simplo Technology Co. Ltd.	9,000	102,831
Sinbon Electronics Co. Ltd.	11,000	67,392

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Sincere Navigation Corp.	27,810	$23,057
Sino-American Silicon Products, Inc.	33,000	111,854
Sinon Corp.	37,000	51,519
SinoPac Financial Holdings Co. Ltd.	739,233	672,875
Sinyi Realty, Inc.	11,000	7,947
Sitronix Technology Corp.	9,000	51,415
Soft-World International Corp.	4,000	12,591
Solar Applied Materials Technology Corp.	18,000	38,096
Sporton International, Inc.	4,000	20,369
Sports Gear Co. Ltd.	4,000	13,431
Standard Chemical & Pharmaceutical Co. Ltd.	5,000	9,373
Standard Foods Corp.	31,000	29,796
Stark Technology, Inc.	2,000	9,612
Starlux Airlines Co. Ltd. *	44,000	33,048
Sunny Friend Environmental Technology Co. Ltd.	4,000	10,019
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	61,298
Sunplus Technology Co. Ltd. *	12,000	7,600
Sunrex Technology Corp.	6,000	7,352
Superalloy Industrial Co. Ltd.	12,000	18,714
Supreme Electronics Co. Ltd.	40,000	95,097
Swancor Holding Co. Ltd.	5,000	17,664
Syncmold Enterprise Corp.	5,000	10,566
Synmosa Biopharma Corp.	17,986	18,547
Synnex Technology International Corp.	77,300	142,444
Systex Corp.	9,000	33,800
T3EX Global Holdings Corp.	4,000	8,529
TA Chen Stainless Pipe	110,317	124,991
Ta Ya Electric Wire & Cable	47,958	57,924
TA-I Technology Co. Ltd.	6,000	10,923
TAI-TECH Advanced Electronics Co. Ltd.	3,000	13,988
Taichung Commercial Bank Co. Ltd.	284,630	188,422
TaiDoc Technology Corp.	7,000	27,068
Taiflex Scientific Co. Ltd.	26,923	73,005
Tainan Spinning Co. Ltd.	21,427	9,036
Taiwan Acceptance Corp.	16,800	45,769
Taiwan Business Bank	453,954	231,163
Taiwan Cogeneration Corp.	27,000	35,103
Taiwan Cooperative Financial Holding Co. Ltd.	350,093	270,755
Taiwan Fertilizer Co. Ltd.	48,000	73,022
Taiwan Fire & Marine Insurance Co. Ltd.	8,400	13,447
Taiwan FU Hsing Industrial Co. Ltd.	16,800	28,017
Taiwan Glass Industry Corp. *	81,321	89,421
Taiwan Hon Chuan Enterprise Co. Ltd.	26,612	102,483
Taiwan Mobile Co. Ltd.	90,000	310,784
Taiwan Navigation Co. Ltd.	22,000	21,145
Taiwan Paiho Ltd.	12,000	19,287
Taiwan PCB Techvest Co. Ltd.	28,000	29,007
Taiwan Sakura Corp.	6,000	15,983
Taiwan Sanyo Electric Co. Ltd.	10,000	10,916
Taiwan Secom Co. Ltd.	7,000	24,061
Taiwan Semiconductor Co. Ltd.	10,000	16,422
Taiwan Shin Kong Security Co. Ltd.	19,100	24,802
Taiwan Surface Mounting Technology Corp.	21,518	65,334
Taiwan Union Technology Corp.	2,000	31,444
Tatung Co. Ltd.	98,800	99,207
TCC Group Holdings Co. Ltd.	323,971	239,211
TCI Co. Ltd.	5,000	17,584
Teco Electric & Machinery Co. Ltd.	65,000	173,772
Test Research, Inc.	11,000	67,042
Thinking Electronic Industrial Co. Ltd.	4,000	22,215
Thye Ming Industrial Co. Ltd.	5,737	12,434
Ton Yi Industrial Corp.	82,000	46,454
Tong Hsing Electronic Industries Ltd.	12,870	54,682
Tong Yang Industry Co. Ltd.	29,921	92,371
Topco Scientific Co. Ltd.	8,115	75,157
Topkey Corp.	3,000	15,420
TPK Holding Co. Ltd.	34,000	43,717
Transcend Information, Inc.	10,000	62,380
Tripod Technology Corp.	29,000	293,041
TS Financial Holding Co. Ltd.	1,301,036	844,708
TSRC Corp.	26,000	12,826
TTY Biopharm Co. Ltd.	17,000	44,095
Tung Ho Steel Enterprise Corp.	47,290	95,722
TXC Corp.	16,000	40,941
TYC Brother Industrial Co. Ltd.	21,000	30,711
U-Ming Marine Transport Corp.	27,000	51,902
Uni-President Enterprises Corp.	284,000	696,883
Unimicron Technology Corp.	87,000	609,156
Union Bank of Taiwan	79,276	48,821
Unitech Printed Circuit Board Corp.	55,184	47,772
United Microelectronics Corp.	485,513	761,016
United Microelectronics Corp., ADR	51,052	401,269
United Orthopedic Corp.	7,000	24,952
United Renewable Energy Co. Ltd. *	24,000	6,577
Universal Cement Corp.	49,205	46,980

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Vanguard International Semiconductor Corp.	47,576	$139,455
Via Technologies, Inc.	8,000	13,265
Visco Vision, Inc.	2,000	11,107
VisEra Technologies Co. Ltd.	3,000	27,212
Vizionfocus, Inc.	2,000	11,012
Wafer Works Corp. *	35,503	34,802
Wah Lee Industrial Corp.	18,420	63,021
Walsin Lihwa Corp.	160,198	162,133
Walsin Technology Corp.	28,000	104,263
Wan Hai Lines Ltd.	58,000	145,459
Wei Chuan Foods Corp.	14,000	6,483
Weikeng Industrial Co. Ltd.	32,945	31,927
Win Semiconductors Corp.	25,000	145,606
Winbond Electronics Corp. *	203,378	534,652
Winstek Semiconductor Co. Ltd.	3,000	12,078
Wisdom Marine Lines Co. Ltd.	27,019	58,388
Wistron Corp.	174,431	835,501
WNC Corp.	26,429	83,273
Wowprime Corp.	3,000	20,719
WPG Holdings Ltd.	95,400	176,709
WT Microelectronics Co. Ltd.	34,360	149,817
Yageo Corp.	115,800	851,349
Yang Ming Marine Transport Corp.	106,000	187,909
YC INOX Co. Ltd.	29,977	20,417
Yea Shin International Development Co. Ltd.	1,065	813
Yem Chio Co. Ltd.	23,119	10,448
YFY, Inc.	110,385	91,869
Yieh Phui Enterprise Co. Ltd. *	56,254	26,945
Youngtek Electronics Corp.	12,000	25,894
Yuanta Financial Holding Co. Ltd.	696,396	871,035
Yulon Motor Co. Ltd.	54,247	57,233
YungShin Global Holding Corp.	7,000	12,699
Zeng Hsing Industrial Co. Ltd.	2,148	7,007
Zero One Technology Co. Ltd.	9,000	32,367
Zhen Ding Technology Holding Ltd.	55,000	248,564
Zippy Technology Corp.	12,000	19,325
Zyxel Group Corp.	31,438	32,018
		47,051,782

Thailand — 1.2%
AP Thailand PCL	242,500	66,196
Asset World Corp. PCL	202,400	13,491
Bangchak Corp. PCL	73,300	59,910
Bangkok Bank PCL	56,300	302,900
Bangkok Bank PCL, NVDR	13,300	71,555
Bangkok Commercial Asset Management PCL	116,500	29,583
Bangkok Life Assurance PCL, NVDR	26,800	17,098
Banpu PCL	429,750	67,112
Berli Jucker PCL	64,800	29,618
Charoen Pokphand Foods PCL	179,100	123,929
CP Axtra PCL	56,521	28,166
Energy Absolute PCL *	103,600	12,759
GFPT PCL	33,300	11,204
Hana Microelectronics PCL	30,500	15,780
Kasikornbank PCL, NVDR	23,200	143,228
Kiatnakin Phatra Bank PCL	16,600	35,829
Krung Thai Bank PCL	95,275	85,432
PTT Exploration & Production PCL	46,400	165,688
PTT Global Chemical PCL	123,028	82,006
PTT PCL	759,800	771,738
Quality Houses PCL	368,100	20,680
Regional Container Lines PCL	17,100	14,791
Sansiri PCL	1,106,700	47,071
Siam Cement PCL (The)	31,500	183,471
Sri Trang Agro-Industry PCL	57,200	22,150
Sri Trang Gloves Thailand PCL	50,900	14,864
Star Petroleum Refining PCL	80,000	14,982
Stecon Group PCL *	70,300	16,401
Supalai PCL	115,700	62,431
Thai Oil PCL	58,777	67,163
Thanachart Capital PCL	17,800	32,911
TMBThanachart Bank PCL	534,672	34,281
TPI Polene PCL	676,600	14,818
WHA Corp. PCL	253,200	26,361
		2,705,597

Turkey — 0.6%
Alarko Holding AS	8,981	21,343
Albaraka Turk Katilim Bankasi AS	137,184	25,122
Aygaz AS	2,629	12,183
Dogan Sirketler Grubu Holding AS	84,330	33,302
Dogus Otomotiv Servis ve Ticaret AS	5,901	25,860
Enka Insaat ve Sanayi AS	52,886	97,154
Eregli Demir ve Celik Fabrikalari TAS	123,498	68,536
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	72,396	42,606
KOC Holding AS	47,064	185,089
Pegasus Hava Tasimaciligi AS *	3,440	15,364
Petkim Petrokimya Holding AS *	66,430	25,119
Sekerbank Turk AS	183,608	33,281
Turk Hava Yollari AO	44,707	279,666
Turk Telekomunikasyon AS *	40,171	53,815

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Turkey (Continued)
Turkcell Iletisim Hizmetleri AS	82,156	$178,201
Turkiye Petrol Rafinerileri AS	26,307	113,019
Turkiye Sinai Kalkinma Bankasi AS *	37,637	10,829
Turkiye Sise ve Cam Fabrikalari AS	63,955	57,187
		1,277,676

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	28,223	109,887
Abu Dhabi National Hotels	374,550	44,464
Abu Dhabi Ports Co. PJSC *	70,011	90,927
Agthia Group PJSC	18,043	18,570
Ajman Bank PJSC	74,597	27,014
Amanat Holdings PJSC	96,835	34,012
Bank of Sharjah *	40,477	14,658
Dana Gas PJSC	486,882	114,007
Deyaar Development PJSC	130,763	36,316
Dubai Investments PJSC	167,588	163,356
Emaar Properties PJSC	315,614	1,207,372
Emirates NBD Bank PJSC	115,027	872,235
EMSTEEL Building Materials PJSC *	112,430	34,285
First Abu Dhabi Bank PJSC	25,228	119,795
Ghitha Holding PJSC *	870	4,088
Modon Holding PSC *	121,014	110,709
National Central Cooling Co. PJSC	34,380	29,487
NMDC Group PJSC	1,738	9,606
RAK Properties PJSC *	93,395	34,329
Ras Al Khaimah Ceramics PJSC	45,645	31,194
Sharjah Islamic Bank	84,206	71,533
Two Point Zero Group PJSC *	133,955	95,194
		3,273,038

United States — 0.1%
GCC SAB de CV	9,763	98,977
JBS NV, BDR *	1,446	20,881
TOTAL COMMON STOCKS (Identified Cost $155,726,855)		218,792,079

PREFERRED STOCKS — 0.8%
Brazil — 0.7%
Banco ABC Brasil SA, 10.898%	9,087	39,301
Banco Bradesco SA, 9.511%	87,641	290,924
Banco do Estado do Rio Grande do Sul SA, 10.518%	14,808	41,183
Petroleo Brasileiro SA - Petrobras, 9.411%	195,991	1,102,321
Raizen SA *	74,020	10,941
Randoncorp SA, 0.827%	9,200	9,486
		1,494,156

Colombia — 0.1%
Grupo Argos SA, 5.265%	3,541	12,017
Grupo de Inversiones Suramericana SA, 3.467%	7,476	84,188
		96,205

Taiwan — 0.0%
TS Financial Holding Co. Ltd. *	26,073	7,742

TOTAL PREFERRED STOCKS (Identified Cost $910,212)		1,598,103

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Banco ABC Brasil SA *<>	600	438

Malaysia — 0.0%
Berjaya Corp. Bhd. *<>	54,912	—

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		438

SHORT-TERM INVESTMENTS — 0.9%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.490%	657,995	657,995

Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.830%	1,325,702	1,325,702

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,983,697)		1,983,697

Total Investments — 101.7% (Identified Cost $158,620,764)		222,374,317
Liabilities in excess of Cash and Other Assets — (1.7%)		(3,631,098)
Net Assets — 100.0%		$218,743,219

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2025, the fair value of the securities on loan was $5,511,511.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

± 144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2025 amounted to $4,157,384 or 1.90% of the net assets of the Fund.
<> Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§ Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt
BDR — Brazilian Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)

	SHARES	VALUE†

COMMON STOCKS — 99.1%
Diversified REITs — 2.3%
Alexander & Baldwin, Inc.	6,370	$131,477
Alpine Income Property Trust, Inc.	1,013	16,937
American Assets Trust, Inc.	4,156	78,673
Broadstone Net Lease, Inc.	17,587	305,486
CTO Realty Growth, Inc.	2,292	42,196
Essential Properties Realty Trust, Inc.	19,181	568,909
Gladstone Commercial Corp.	3,518	37,537
Global Net Lease, Inc.	16,133	138,744
Modiv Industrial, Inc. @	764	10,994
WP Carey, Inc.	21,023	1,353,040
		2,683,993

Health Care REITs — 16.1%
Alexandria Real Estate Equities, Inc.	15,344	750,935
American Healthcare REIT, Inc.	15,890	747,783
CareTrust REIT, Inc.	20,087	726,346
Community Healthcare Trust, Inc.	2,728	44,794
Diversified Healthcare Trust	9,600	46,560
Global Medical REIT, Inc.	1,025	34,584
Healthcare Realty Trust, Inc.	31,194	528,738
Healthpeak Properties, Inc.	66,626	1,071,346
LTC Properties, Inc.	3,972	136,557
Medical Properties Trust, Inc. @	41,112	205,560
National Health Investors, Inc.	4,395	335,646
Omega Healthcare Investors, Inc.	24,829	1,100,918
Sabra Health Care REIT, Inc.	23,826	451,264
Sila Realty Trust, Inc.	4,286	99,907
Strawberry Fields REIT, Inc.	897	11,751
Universal Health Realty Income Trust	1,361	53,365
Ventas, Inc.	44,848	3,470,338
Welltower, Inc.	46,285	8,590,959
		18,407,351

Hotel & Resort REITs — 2.5%
Apple Hospitality REIT, Inc.	19,108	226,430
Braemar Hotels & Resorts, Inc.	5,146	14,769
Chatham Lodging Trust	3,830	26,082
DiamondRock Hospitality Co.	15,945	142,867
Host Hotels & Resorts, Inc.	66,787	1,184,134
Park Hotels & Resorts, Inc.	17,492	182,966
Pebblebrook Hotel Trust	6,707	75,923
RLJ Lodging Trust	10,992	81,891
Ryman Hospitality Properties, Inc.	5,706	539,902
Summit Hotel Properties, Inc.	10,209	49,718
Sunstone Hotel Investors, Inc.	19,666	175,814
Xenia Hotels & Resorts, Inc.	9,259	130,922
		2,831,418

Industrial REITs — 11.2%
Americold Realty Trust, Inc. @	18,629	239,569
EastGroup Properties, Inc.	5,093	907,267
First Industrial Realty Trust, Inc.	12,771	731,395
Industrial Logistics Properties Trust	5,224	28,941
Innovative Industrial Properties, Inc.	2,731	129,340
Lineage, Inc.	4,594	160,790
LXP Industrial Trust	5,637	279,482
One Liberty Properties, Inc.	1,482	30,070
Plymouth Industrial REIT, Inc.	4,195	91,787
Prologis, Inc.	63,288	8,079,346
Rexford Industrial Realty, Inc.	22,254	861,675
STAG Industrial, Inc.	18,420	677,119
Terreno Realty Corp.	9,837	577,530
		12,794,311

Office REITs — 3.3%
Brandywine Realty Trust	17,779	51,915
BXP, Inc.	14,420	973,062
COPT Defense Properties	10,197	283,477
Cousins Properties, Inc.	15,828	408,046
Douglas Emmett, Inc.	15,452	169,817
Easterly Government Properties, Inc.	3,870	82,005
Empire State Realty Trust, Inc., Class A	11,500	74,980
Highwoods Properties, Inc.	9,799	253,010
Hudson Pacific Properties, Inc. *	3,166	34,288
JBG SMITH Properties @	6,335	107,758
Kilroy Realty Corp. @	10,355	386,966
NET Lease Office Properties	1,572	40,542
Peakstone Realty Trust	1,614	23,161
Piedmont Realty Trust, Inc.	10,998	91,723
Postal Realty Trust, Inc., Class A	1,457	23,516
SL Green Realty Corp.	6,457	296,183
Vornado Realty Trust	15,278	508,452
		3,808,901

Residential REITs — 14.2%
American Homes 4 Rent, Class A	33,305	1,069,091
Apartment Investment & Management Co., Class A	13,399	79,590
AvalonBay Communities, Inc.	13,723	2,488,117
Bluerock Homes Trust, Inc.	412	4,396
BRT Apartments Corp.	400	5,880
Camden Property Trust	9,968	1,097,277
Centerspace	1,534	102,349
Clipper Realty, Inc. @	1,167	4,458
Elme Communities	7,318	127,333
Equity LifeStyle Properties, Inc.	17,493	1,060,251
Equity Residential	34,753	2,190,829
Essex Property Trust, Inc.	6,258	1,637,593
Independence Realty Trust, Inc.	21,679	378,949
Invitation Homes, Inc.	56,148	1,560,353
Mid-America Apartment Communities, Inc.	11,266	1,564,960
NexPoint Residential Trust, Inc.	2,313	69,621
Sun Communities, Inc.	12,041	1,492,000
UDR, Inc.	30,795	1,129,561
UMH Properties, Inc.	7,288	115,952
Veris Residential, Inc.	7,019	104,443
		16,283,003

Retail REITs — 16.4%
Acadia Realty Trust	11,503	236,272
Agree Realty Corp.	10,632	765,823
Alexander’s, Inc.	303	66,036

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Retail REITs (Continued)
Brixmor Property Group, Inc.	29,998	$786,548
CBL & Associates Properties, Inc.	1,387	51,319
Curbline Properties Corp.	9,588	222,537
Federal Realty Investment Trust	7,964	802,771
Getty Realty Corp.	4,639	126,969
InvenTrust Properties Corp.	6,885	194,226
Kimco Realty Corp.	65,799	1,333,746
Kite Realty Group Trust	20,516	491,769
Macerich Co. (The)	23,548	434,696
NETSTREIT Corp. @	6,691	118,029
NNN REIT, Inc.	18,414	729,747
Phillips Edison & Co., Inc.	12,315	438,045
Realty Income Corp.	88,519	4,989,816
Regency Centers Corp.	17,440	1,203,883
Saul Centers, Inc.	1,365	43,038
Simon Property Group, Inc.	27,359	5,064,424
Tanger, Inc.	10,913	364,167
Urban Edge Properties	12,150	233,158
Whitestone REIT	4,776	66,339
		18,763,358

Specialized REITs — 33.1%
American Tower Corp.	33,056	5,803,642
Crown Castle, Inc.	41,194	3,660,911
CubeSmart	21,138	762,025
Digital Realty Trust, Inc.	32,822	5,077,892
EPR Properties	7,659	382,184
Equinix, Inc.	6,746	5,168,515
Extra Space Storage, Inc.	20,586	2,680,709
Four Corners Property Trust, Inc.	9,280	213,997
Gaming & Leisure Properties, Inc.	27,133	1,212,574
Global Self Storage, Inc.	995	5,074
Iron Mountain, Inc.	28,673	2,378,425
Lamar Advertising Co., Class A	8,889	1,125,170
National Storage Affiliates Trust	7,272	205,143
Outfront Media, Inc.	13,931	335,737
Public Storage	15,103	3,919,228
SBA Communications Corp.	10,655	2,060,997
VICI Properties, Inc.	102,424	2,880,163
		37,872,386

TOTAL COMMON STOCKS (Identified Cost $69,173,231)		113,444,721

SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 3.490%	432,575	432,575

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 3.830%	246,598	246,598

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $679,173)		679,173

Total Investments — 99.7% (Identified Cost $69,852,404)		114,123,894
Cash and Other Assets, Less Liabilities — 0.3%		344,640
Net Assets — 100.0%		$114,468,534

†	See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2025, the fair value of the securities on loan was $951,112.
*	Non-income producing security

Key to abbreviations:
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2025 (Unaudited)

	SHARES	VALUE†

MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	123,242	$1,531,903
SA Global Fixed Income Fund €	390,889	3,392,917
SA International Value Fund €	262,104	4,584,194
SA Real Estate Securities Fund €	61,677	675,975
SA U.S. Core Market Fund €	90,920	3,771,361
SA U.S. Fixed Income Fund €	350,809	3,392,322
SA U.S. Small Company Fund €	47,344	1,506,017
SA U.S. Value Fund €	154,419	3,798,718
		22,653,407

TOTAL MUTUAL FUNDS (Identified Cost $17,825,272)		22,653,407

Total Investments — 100.0% (Identified Cost $17,825,272)		22,653,407
Liabilities in excess of Cash and Other Assets — 0.0%		(8,410)
Net Assets — 100.0%		$22,644,997

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2025 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$447,765,850	$542,894,931	$702,033,121
Investments in affiliated securities, at value	—	—	—
Cash	—	—	158,586
Foreign currency, at value	—	117,375	—
Receivable for investments sold	—	—	17,588
Dividends and interest receivable	3,514,707	3,630,623	334,137
Receivable for fund shares sold	251,166	600,518	474,332
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	251,680	—
Receivable from the Adviser (Note 2)	4,619	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	23,337	31,238	31,779
Other assets	—	—	799
Total Assets	451,559,679	547,526,365	703,050,342

LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	39,264	25,002	327,409
Due to custodian bank	—	365,325	—
Collateral for securities on loan (Note 1)	—	307,500	148,934
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	4,305,076	—
Advisory fee payable (Note 2)	57,397	114,742	243,442
Sub-Advisory fee payable (Note 2)	11,479	13,769	18,032
Sub-Administration fee payable (Note 2)	20,383	25,592	29,410
Custody and accounting fees payable	22,967	34,854	37,769
Trustees’ fees payable (Note 2)	169	169	169
Shareholder servicing fee payable (Note 2)	57,397	68,845	90,160
Transfer agent fee payable	10,307	11,267	12,739
Professional fees payable	16,548	29,279	11,000
Accrued foreign capital gains tax	—	—	—
Accrued expenses and other liabilities	28,028	43,108	52,334
Total Liabilities	263,939	5,344,528	971,398
NET ASSETS	$451,295,740	$542,181,837	$702,078,944

NET ASSETS CONSIST OF:
Paid-in capital	$477,261,150	$610,420,816	$79,959,530
Total distributable earnings (loss)(2)	(25,965,410)	(68,238,979)	622,119,414

NET ASSETS	$451,295,740	$542,181,837	$702,078,944
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	46,649,802	62,479,451	16,926,187
Net asset value per share	$9.67	$8.68	$41.48
Identified cost of unaffiliated investments	$442,981,970	$534,549,635	$106,638,977
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$117,302	$—
(1) Including securities on loan, at value (see Note 1)	$—	$300,967	$548,871
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$566,468,734	$311,650,507	$625,892,749	$280,945,937	$222,374,317	$114,123,894	$—
—	—	—	—	—	—	22,653,407
129,323	58,013	—	—	3,460	108,819	—
—	—	293,575	—	433,689	—	—
—	36,105	—	49,000	81,417	—	—
463,146	206,178	696,256	—	435,632	497,909	—
236,168	168,274	314,837	110,780	133,896	185,756	39,724
—	—	—	—	—	—	—
—	—	—	—	53,785	10,189	15,988
—	—	3,243,293	—	13,339	—	—
28,675	29,321	31,318	27,267	48,891	18,309	22,835
—	—	—	—	—	7,426	—
567,326,046	312,148,398	630,472,028	281,132,984	223,578,426	114,952,302	22,731,954

—	—	—	—	—	90,209	39,611
195,297	66,390	351,533	34,841	95,005	21,360	113
—	—	—	59,220	—	—	—
28,808	1,348,740	9,738,326	—	1,325,702	246,598	—
—	—	—	—	—	—	—
192,698	107,264	234,397	58,956	82,445	34,083	—
48,174	53,632	104,176	—	65,956	9,738	—
23,691	13,244	22,055	8,883	7,007	5,072	374
24,408	26,928	48,235	8,379	116,178	14,164	8,682
169	170	170	169	169	169	169
72,262	40,224	78,132	35,374	27,482	14,607	—
12,149	11,903	12,265	11,691	10,786	10,773	325
10,992	12,606	33,676	11,013	100,256	12,260	10,842
—	—	—	—	2,990,750	—	—
46,450	29,589	59,349	20,566	13,471	24,735	26,841
655,098	1,710,690	10,682,314	249,092	4,835,207	483,768	86,957
$566,670,948	$310,437,708	$619,789,714	$280,883,892	$218,743,219	$114,468,534	$22,644,997

$292,257,213	$138,243,065	$358,479,041	$126,019,787	$168,172,755	$68,733,461	$17,508,298
274,413,735	172,194,643	261,310,673	154,864,105	50,570,464	45,735,073	5,136,699

$566,670,948	$310,437,708	$619,789,714	$280,883,892	$218,743,219	$114,468,534	$22,644,997
23,032,641	9,758,645	35,442,181	11,043,243	17,596,249	10,444,804	1,790,111
$24.60	$31.81	$17.49	$25.43	$12.43	$10.96	$12.65
$310,305,654	$142,365,168	$370,100,977	$109,415,243	$158,620,764	$69,852,404	$—
$—	$—	$—	$—	$—	$—	$17,825,272
$—	$—	$293,516	$—	$431,750	$—	$—
$771,336	$11,997,040	$47,968,530	$—	$5,511,511	$951,112	$—
$—	$—	$—	$—	$2,990,750	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2025 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$4,205,868
Affiliated dividends	—	—	—
Interest(1)	10,234,118	11,066,816	22,787
Other income	—	—	3,805
Taxes withheld	—	—	(663)
Total Income	10,234,118	11,066,816	4,231,797
Expenses:
Advisory fees (Note 2)	342,384	684,958	1,401,413
Shareholder Servicing fees (Note 2)	342,384	410,975	525,530
Sub-Advisory fees (Note 2)	68,477	82,195	100,560
Sub-Administration fees (Note 2)	41,843	50,486	58,582
Trustees’ fees and expenses (Note 2)	20,785	20,785	20,785
Custody and accounting fees	33,886	53,911	53,439
Transfer agent fees	32,919	35,073	42,606
Professional fees*	28,305	30,882	27,465
Registration fees	16,668	18,521	16,097
Shareholders report printing expenses	17,286	13,622	18,951
Insurance expenses	—	—	—
Other expenses**	11,379	13,258	55,708
Total expenses before waivers and reimbursements:	956,316	1,414,666	2,321,136
Less: Fee waiver by the Adviser (Note 2)	(43,291)	—	(1,217)
Net expenses	913,025	1,414,666	2,319,919
Net investment income	9,321,093	9,652,150	1,911,878
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)^	441,857	1,031,234	27,473,712
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	(914,990)	—
Foreign currency transactions	—	148,479	—
Capital gain distributions from underlying funds	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	1,473,183	(4,737,398)	37,139,785
Forward foreign currency exchange contracts	—	4,910,224	—
Foreign currency transactions	—	(50,556)	—
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translation	1,915,040	386,993	64,613,497
Net increase (decrease) in net assets resulting from operations	$11,236,133	$10,039,143	$66,525,375
(1)	Interest income includes security lending income of:	$—	$15,224	$2,571
(2)	Net of capital gain country tax of:	$—	$—	$—
(3)	Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
**	Other expenses include, but are not limited to, fees associated with insurance, printing services and ReFlow.
^	For the six months ended December 31, 2025, the SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, and SA Real Estate Securities Fund had redemptions-in-kind of securities in the amount of $27,858,240, $18,856,058, $9,478,559, and $3,574,821 respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $25,448,517, $13,840,283 $7,910,442, and $2,376,102, respectively, which will not be realized by the Funds for tax purposes.

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$5,946,277	$2,160,391	$8,074,344	$5,574,871	$3,511,699	$2,408,314	$—
—	—	—	—	—	—	514,055
22,433	25,961	136,197	—	48,485	7,404	—
13,276	7,647	24	—	22	—	—
(2,957)	(1,997)	(673,065)	—	(542,003)	—	—
5,979,029	2,192,002	7,537,500	5,574,871	3,018,203	2,415,718	514,055

1,105,094	621,399	1,349,159	346,873	481,184	207,063	—
414,410	233,025	449,720	208,124	160,395	88,741	—
276,274	310,700	599,626	—	384,947	59,161	—
47,805	27,084	52,020	23,546	18,073	12,323	2,125
20,785	20,785	20,785	20,785	20,785	20,785	20,785
35,562	39,701	84,819	15,595	157,403	20,950	12,534
39,843	38,897	40,269	37,792	35,483	34,548	1,520
27,456	27,478	27,925	27,376	47,457	28,725	27,206
17,294	13,960	15,466	15,794	13,617	12,470	15,316
18,261	16,867	18,761	16,362	16,153	14,773	6,960
—	—	—	—	—	—	4,031
40,693	28,558	53,185	12,187	54,528	17,871	6,036
2,043,477	1,378,454	2,711,735	724,434	1,390,025	517,410	96,513
—	—	—	—	(277,954)	(65,200)	(96,513)
2,043,477	1,378,454	2,711,735	724,434	1,112,071	452,210	—
3,935,552	813,548	4,825,765	4,850,437	1,906,132	1,963,508	514,055

26,449,899	6,720,258	18,130,457	7,328,411	5,377,492	2,669,243	—
—	—	—	—	—	—	350,652
—	—	139	—	600	—	—
—	—	(61,481)	—	(38,800)	—	—
—	—	—	—	—	—	201,494

32,804,192	18,961,571	73,288,092	15,364,896	19,551,068	(5,327,448)	895,623
—	—	—	—	—	—	—
—	—	(43,503)	—	(7,492)	—	—
59,254,091	25,681,829	91,313,704	22,693,307	24,882,868	(2,658,205)	1,447,769
$63,189,643	$26,495,377	$96,139,469	$27,543,744	$26,789,000	$(694,697)	$1,961,824
$1,320	$17,176	$127,802	$—	$42,512	$1,487	$—
$—	$—	$—	$—	$174,080	$—	$—
$—	$—	$—	$—	$250,981	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$9,321,093	$20,790,151
Net realized gain on investments and foreign currency transactions	441,857	1,705,730
Net increase (decrease) in unrealized appreciation (depreciation)	1,473,183	4,656,750
Net increase (decrease) in net assets from operations	11,236,133	27,152,631
Distributions to shareholders:	(9,380,389)	(20,812,291)

Capital share transactions
Proceeds from sale of shares	25,239,456	56,140,618
Value of distributions reinvested	9,285,258	20,611,018
Cost of shares redeemed	(37,616,464)	(98,100,688)
Total capital share transactions	(3,091,750)	(21,349,052)
Total increase (decrease) in net assets	(1,236,006)	(15,008,712)

NET ASSETS
Beginning of year	$452,531,746	$467,540,458
End of year	$451,295,740	$452,531,746

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,602,034	5,849,368
Shares issued for distributions reinvested	959,738	2,152,226
Shares redeemed	(3,876,695)	(10,197,270)
Net increase (decrease) in fund shares	(314,923)	(2,195,676)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended		Six Months Ended
December 31, 2025	Year Ended	December 31,	Year Ended
(Unaudited)	June 30, 2025	2025 (Unaudited)	June 30, 2025

$9,652,150	$22,612,660	$1,911,878	$4,353,464
264,723	1,015,138	27,473,712	80,819,140
122,270	8,380,254	37,139,785	(1,870,516)
10,039,143	32,008,052	66,525,375	83,302,088
(25,527,266)	(26,273,786)	(4,637,690)	(4,719,534)

33,428,551	51,026,458	49,325,208	124,573,213
25,279,113	26,011,346	4,458,019	4,568,228
(44,327,228)	(124,697,528)	(83,229,348)	(226,441,644)
14,380,436	(47,659,724)	(29,446,121)	(97,300,203)
(1,107,687)	(41,925,458)	32,441,564	(18,717,649)

$543,289,524	$585,214,982	$669,637,380	$688,355,029
$542,181,837	$543,289,524	$702,078,944	$669,637,380

3,759,531	5,769,579	1,220,975	3,508,498
2,888,182	2,967,649	108,388	126,895
(4,981,765)	(14,101,481)	(2,060,731)	(6,373,431)
1,665,948	(5,364,253)	(731,368)	(2,738,038)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,935,552	$8,889,859
Net realized gain on investments and foreign currency transactions	26,449,899	48,265,461
Net increase (decrease) in unrealized appreciation (depreciation)	32,804,192	(12,453,851)
Net increase (decrease) in net assets from operations	63,189,643	44,701,469
Distributions to shareholders:	(21,296,472)	(13,673,954)

Capital share transactions
Proceeds from sale of shares	40,015,764	90,630,311
Value of distributions reinvested	20,767,586	13,404,585
Cost of shares redeemed	(60,073,362)	(157,651,926)
Total capital share transactions	709,988	(53,617,030)
Total increase (decrease) in net assets	42,603,159	(22,589,515)

NET ASSETS
Beginning of year	$524,067,789	$546,657,304
End of year	$566,670,948	$524,067,789

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,654,990	4,073,130
Shares issued for distributions reinvested	851,130	622,600
Shares redeemed	(2,475,046)	(7,089,915)
Net increase (decrease) in fund shares	31,074	(2,394,185)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
December 31, 2025	Year Ended	December 31,	Year Ended
(Unaudited)	June 30, 2025	2025 (Unaudited)	June 30, 2025

$813,548	$1,658,946	$4,825,765	$17,573,784
6,720,258	20,372,606	18,069,115	25,208,176
18,961,571	2,220,128	73,244,589	69,693,456
26,495,377	24,251,680	96,139,469	112,475,416
(1,628,037)	(921,691)	(31,778,218)	(18,017,604)

21,570,100	51,383,968	15,889,412	56,764,387
1,584,197	902,470	31,058,819	17,706,429
(33,260,216)	(88,472,801)	(68,525,071)	(137,413,109)
(10,105,919)	(36,186,363)	(21,576,840)	(62,942,293)
14,761,421	(12,856,374)	42,784,411	31,515,519

$295,676,287	$308,532,661	$577,005,303	$545,489,784
$310,437,708	$295,676,287	$619,789,714	$577,005,303

692,975	1,784,776	944,242	4,116,439
49,214	30,749	1,801,556	1,393,110
(1,067,139)	(3,063,338)	(4,062,534)	(9,813,938)
(324,950)	(1,247,813)	(1,316,736)	(4,304,389)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,850,437	$7,777,932
Net realized gain on investments and foreign currency transactions	7,328,411	9,492,777
Net increase (decrease) in unrealized appreciation (depreciation)	15,364,896	36,122,872
Net increase (decrease) in net assets from operations	27,543,744	53,393,581
Distributions to shareholders:	(15,842,948)	(9,214,208)

Capital share transactions
Proceeds from sale of shares	7,462,437	15,417,654
Value of distributions reinvested	15,557,195	9,084,724
Cost of shares redeemed	(25,381,293)	(47,003,271)
Total capital share transactions	(2,361,661)	(22,500,893)
Total increase (decrease) in net assets	9,339,135	21,678,480

NET ASSETS
Beginning of year	$271,544,757	$249,866,277
End of year	$280,883,892	$271,544,757

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	293,746	728,036
Shares issued for distributions reinvested	621,294	461,388
Shares redeemed	(998,943)	(2,189,324)
Net increase (decrease) in fund shares	(83,903)	(999,900)

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended		Six Months Ended
December 31, 2025	Year Ended	December 31,	Year Ended
(Unaudited)	June 30, 2025	2025 (Unaudited)	June 30, 2025

$1,906,132	$5,733,539	$1,963,508	$3,094,749
5,339,292	3,736,529	2,669,243	9,435,267
19,543,576	9,679,310	(5,327,448)	(2,098,657)
26,789,000	19,149,378	(694,697)	10,431,359
(7,287,979)	(8,149,574)	(3,570,616)	(3,936,900)

10,707,114	20,612,123	10,491,562	22,041,007
7,188,446	8,058,865	3,523,465	3,882,870
(22,245,322)	(43,898,238)	(14,005,899)	(37,691,123)
(4,349,762)	(15,227,250)	9,128	(11,767,246)
15,151,259	(4,227,446)	(4,256,185)	(5,272,787)

$203,591,960	$207,819,406	$118,724,719	$123,997,506
$218,743,219	$203,591,960	$114,468,534	$118,724,719

877,767	1,958,110	922,479	1,893,259
595,070	796,330	322,662	348,552
(1,828,604)	(4,189,209)	(1,231,081)	(3,243,302)
(355,767)	(1,434,769)	14,060	(1,001,491)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	SA Worldwide Moderate Growth Fund
	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$514,055	$606,056
Net realized gain on investments and foreign currency transactions	552,146	750,094
Net increase (decrease) in unrealized appreciation (depreciation)	895,623	1,002,505
Net increase (decrease) in net assets from operations	1,961,824	2,358,655
Distributions to shareholders	(1,273,286)	(1,336,819)

Capital share transactions
Proceeds from sale of shares	1,467,850	1,829,917
Value of distributions reinvested	1,267,115	1,331,288
Cost of shares redeemed	(1,927,211)	(4,956,668)
Total capital share transactions	807,754	(1,795,463)
Total increase (decrease) in net assets	1,496,292	(773,627)

NET ASSETS
Beginning of year	$21,148,705	$21,922,332
End of year	$22,644,997	$21,148,705

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	114,886	153,517
Shares issued for distributions reinvested	99,773	116,985
Shares redeemed	(150,199)	(418,113)
Net increase (decrease) in fund shares	64,460	(147,611)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$9.64		$9.51		$9.46		$9.54		$10.12	$10.17

Income from investment operations:
Net investment income (loss)	0.20	(1)	0.42	(1)	0.44	(1)	0.23	(1)	0.01 (1)	(0.02	)(1)(2)
Net realized and unrealized gain (loss) on investments	0.03		0.14		0.05		(0.08)		(0.58)	(0.03	)(2)
Total from investment operations	0.23		0.56		0.49		0.15		(0.57)	(0.05)

Less distributions from:
Net investment income	(0.20)		(0.43)		(0.44)		(0.23)		(0.01)	(0.00	)(3)

Net asset value, end of period	$9.67		$9.64		$9.51		$9.46		$9.54	$10.12

Total return	2.42	%(4)	6.01%		5.27%		1.65%		(5.63)%	(0.48)%
Net assets, end of period (000s)	$451,296		$452,532		$467,540		$406,534		$52,715	$68,818
Ratio of net expenses to average net assets	0.40	%(5)	0.40%		0.40%		0.41%		0.63%	0.64%
Ratio of gross expenses to average net assets	0.42	%(5)(6)	0.42	%(6)	0.42	%(6)	0.44	%(6)	0.63%	0.64%
Ratio of net investment income (loss) to average net assets	4.08	%(5)	4.42%		4.57%		2.46%		0.10%	(0.15)%
Portfolio turnover rate	20%		69%		154%		29%		203%	113%
(1)	Calculated based on average shares outstanding during the period.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Amount rounds to less than $(0.005) per share.
(4)	Periods less than one year are not annualized.
(5)	Annualized for periods less than one year.
(6)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.93		$8.84	$8.52	$8.71	$9.44	$9.42

Income from investment operations:
Net investment income (loss)	0.16	(1)	0.35 (1)	0.36 (1)	0.17 (1)	0.03 (1)	(0.03	)(1)
Net realized and unrealized gain (loss) on investments	0.01		0.14	0.08	(0.08)	(0.74)	0.05
Total from investment operations	0.17		0.49	0.44	0.09	(0.71)	0.02

Less distributions from:
Net investment income	(0.42)		(0.40)	(0.12)	(0.28)	(0.02)	—

Net asset value, end of period	$8.68		$8.93	$8.84	$8.52	$8.71	$9.44

Total return	1.93	%(2)	5.67%	5.19%	1.06%	(7.50)%	0.21%
Net assets, end of period (000s)	$542,182		$543,290	$585,215	$673,458	$80,670	$88,378
Ratio of net expenses to average net assets	0.52	%(3)	0.51%	0.52%	0.52%	0.71%	0.73%
Ratio of gross expenses to average net assets	0.52	%(3)	0.51%	0.52%	0.52%	0.71%	0.73%
Ratio of net investment income (loss) to average net assets	3.52	%(3)	3.91%	4.10%	2.01%	0.37%	(0.30)%
Portfolio turnover rate	16%		77%	182%	97%	103%	111%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)
	SA U.S. Core Market Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$37.92		$33.75		$27.61		$24.52		$30.22	$23.37

Income from investment operations:
Net investment income	0.11	(1)	0.23	(1)	0.24	(1)	0.24	(1)	0.14 (1)	0.14 (1)
Net realized and unrealized gain (loss) on investments	3.73		4.19		6.15		4.23		(3.46)	8.87
Total from investment operations	3.84		4.42		6.39		4.47		(3.32)	9.01

Less distributions from:
Net investment income	(0.23)		(0.25)		(0.25)		(0.22)		(0.11)	(0.22)
Capital gains	(0.05)		—		—		(1.16)		(2.27)	(1.94)
Total distributions	(0.28)		(0.25)		(0.25)		(1.38)		(2.38)	(2.16)

Net asset value, end of period	$41.48		$37.92		$33.75		$27.61		$24.52	$30.22

Total return	10.12	%(2)	13.13%		23.29%		19.19%		(12.44)%	39.94%
Net assets, end of period (000s)	$702,079		$669,637		$688,355		$640,876		$77,555	$106,102
Ratio of net expenses to average net assets	0.66	%(3)(4)	0.67	%(4)	0.67	%(4)	0.68	%(4)	0.86%	0.87%
Ratio of gross expenses to average net assets	0.66	%(3)(5)(6)	0.67	%(5)(6)	0.68	%(5)(6)	0.69	%(5)(6)	0.86%	0.87%
Ratio of net investment income to average net assets	0.55	%(3)	0.64%		0.81%		0.94%		0.48%	0.53%
Portfolio turnover rate	0%		1%		1%		3%		9%	1%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:
Period ended December 31, 2025 0.65%
Year ended June 30, 2025 0.65%
Year ended June 30, 2024 0.65%
Year ended June 30, 2023 0.66%
(5)	Gross expenses before waivers of expenses.
(6)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:
Period ended December 31, 2025 0.65%
Year ended June 30, 2025 0.65%
Year ended June 30, 2024 0.66%
Year ended June 30, 2023 0.68%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)
	SA U.S. Value Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$22.78		$21.53		$18.88		$18.28		$20.71	$14.10

Income from investment operations:
Net investment income	0.17	(1)	0.36	(1)	0.33	(1)	0.32	(1)	0.26 (1)	0.21 (1)
Net realized and unrealized gain (loss) on investments	2.60		1.45		2.66		1.67		(1.80)	6.66
Total from investment operations	2.77		1.81		2.99		1.99		(1.54)	6.87

Less distributions from:
Net investment income	(0.37)		(0.36)		(0.34)		(0.33)		(0.22)	(0.26)
Capital gains	(0.58)		(0.20)		—		(1.06)		(0.67)	—
Total distributions	(0.95)		(0.56)		(0.34)		(1.39)		(0.89)	(0.26)

Net asset value, end of period	$24.60		$22.78		$21.53		$18.88		$18.28	$20.71

Total return	12.21	%(2)	8.58%		15.96%		11.31%		(7.88)%	49.17%
Net assets, end of period (000s)	$566,671		$524,068		$546,657		$520,198		$59,594	$80,613
Ratio of net expenses to average net assets	0.74	%(3)(4)	0.74	%(4)	0.74	%(4)	0.77	%(4)	0.94%	0.95%
Ratio of gross expenses to average net assets	0.74	%(3)(5)	0.74	%(5)	0.74	%(5)	0.77	%(5)	0.94%	0.95%
Ratio of net investment income to average net assets	1.42	%(3)	1.63%		1.66%		1.72%		1.26%	1.24%
Portfolio turnover rate	6%		11%		6%		5%		10%	5%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:
Period ended December 31, 2025 0.73%
Year ended June 30, 2025 0.73%
Year ended June 30, 2024 0.73%
Year ended June 30, 2023 0.75%.
(5)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:
Period ended December 31, 2025 0.73%
Year ended June 30, 2025 0.73%
Year ended June 30, 2024 0.73%
Year ended June 30, 2023 0.75%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)
	SA U.S. Small Company Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$29.32		$27.23		$25.33		$22.68		$33.74	$21.77

Income from investment operations:
Net investment income	0.08	(1)	0.15	(1)	0.14	(1)	0.15	(1)	0.09 (1)	0.06 (1)
Net realized and unrealized gain (loss) on investments	2.58		2.03		2.72		3.25		(4.02)	12.60

Total from investment operations	2.66		2.18		2.86		3.40		(3.93)	12.66

Less distributions from:
Net investment income	(0.17)		(0.09)		(0.14)		(0.12)		(0.07)	(0.06)
Capital gains	—		—		(0.82)		(0.63)		(7.06)	(0.63)
Total distributions	(0.17)		(0.09)		(0.96)		(0.75)		(7.13)	(0.69)

Net asset value, end of period	$31.81		$29.32		$27.23		$25.33		$22.68	$33.74

Total return	9.06	%(2)	7.99%		11.43%		15.29%		(15.24)%	58.84%
Net assets, end of period (000s)	$310,438		$295,676		$308,533		$305,600		$34,945	$59,623
Ratio of net expenses to average net assets	0.89	%(3)(4)	0.89	%(4)	0.89	%(4)	0.91	%(4)	1.09%	1.14%
Ratio of gross expenses to average net assets	0.89	%(3)(6)	0.89	%(6)	0.89	%(5)(6)	0.91	%(5)(6)	1.09%	1.14%
Ratio of net investment income to average net assets	0.52	%(3)	0.54%		0.55%		0.60%		0.31%	0.20%
Portfolio turnover rate	5%		3%		7%		8%		7%	7%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:
Period ended December 31, 2025 0.88%
Year ended June 30, 2025 0.88%
Year ended June 30, 2024 0.88%
Year ended June 30, 2023 0.90%
(5)	Gross expenses before waivers of expenses.
(6)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:
Period ended December 31, 2025 0.88%
Year ended June 30, 2025 0.88%
Year ended June 30, 2024 0.88%
Year ended June 30, 2023 0.90%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)
	SA International Value Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$15.70		$13.28		$12.21		$10.86		$12.25	$8.71

Income from investment operations:
Net investment income	0.14	(1)	0.44	(1)	0.41	(1)	0.41	(1)	0.41 (1)	0.28 (1)
Net realized and unrealized gain (loss) on investments	2.59		2.44		1.10		1.39		(1.43)	3.48
Total from investment operations	2.73		2.88		1.51		1.80		(1.02)	3.76

Less distributions from:
Net investment income	(0.53)		(0.46)		(0.44)		(0.45)		(0.37)	(0.22)
Capital gains	(0.41)		—		—		—		—	—
Total distributions	(0.94)		(0.46)		(0.44)		(0.45)		(0.37)	(0.22)

Net asset value, end of period	$17.49		$15.70		$13.28		$12.21		$10.86	$12.25

Total return	17.45	%(2)	22.47%		12.57%		17.05%		(8.57)%	43.64%
Net assets, end of period (000s)	$619,790		$577,005		$545,490		$545,424		$56,827	$80,507
Ratio of net expenses to average net assets	0.90	%(3)(4)	0.91	%(4)	0.90	%(3)(4)	0.91	%(3)(4)	1.11%	1.11%
Ratio of gross expenses to average net assets	0.90	%(3)(6)	0.91	%(6)	0.91	%(5)(6)	0.93	%(5)(6)	1.11%	1.11%
Ratio of net investment income to average net assets	1.61	%(3)	3.19%		3.20%		3.63%		3.36%	2.64%
Portfolio turnover rate	2%		9%		12%		11%		12%	9%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:
Period ended December 31, 2025 0.90%
Year ended June 30, 2025 0.90%
Year ended June 30, 2024 0.90%
Year ended June 30, 2023 0.91%
(5)	Gross expenses before waivers of expenses.
(6)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:
Period ended December 31, 2025 0.90%
Year ended June 30, 2025 0.90%
Year ended June 30, 2024 0.91%
Year ended June 30, 2023 0.92%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025	2024	2023		2022	2021
Net asset value, beginning of period	$24.40		$20.60	$19.38	$18.39		$24.44	$17.32

Income from investment operations:
Net investment income	0.45	(1)	0.66 (1)	0.47 (1)	0.45	(1)	0.44 (1)	0.24	(1)
Net realized and unrealized gain (loss) on investments	2.09		3.93	1.41	1.64		(5.16)	7.31
Total from investment operations	2.54		4.59	1.88	2.09		(4.72)	7.55

Less distributions from:
Net investment income	(0.73)		(0.59)	(0.51)	(0.33)		(0.57)	(0.24)
Capital gains	(0.78)		(0.20)	(0.15)	(0.77)		(0.76)	(0.19)
Total distributions	(1.51)		(0.79)	(0.66)	(1.10)		(1.33)	(0.43)

Net asset value, end of period	$25.43		$24.40	$20.60	$19.38		$18.39	$24.44

Total return	10.50	%(2)	23.19%	9.86%	11.85%		(20.33)%	43.94%
Net assets, end of period (000s)	$280,884		$271,545	$249,866	$246,791		$26,761	$43,416
Ratio of net expenses to average net assets†	0.52	%(3)	0.53%	0.52%	0.55%		0.74%	0.75%
Ratio of gross expenses to average net assets†	0.52	%(3)	0.53%	0.52%	0.55	%(4)	0.74%	0.75	%(4)
Ratio of net investment income to average net assets†(5)	3.50	%(3)	3.08%	2.39%	2.43%		1.92%	1.11%
Portfolio turnover rate(6)	4%		4%	4%	7%		8%	2%
†	The DFA International Small Company Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.34		$10.72	$9.56	$9.20	$11.15	$7.75

Income from investment operations:
Net investment income	0.11	(1)	0.30 (1)	0.27 (1)	0.35 (1)	0.32 (1)	0.17 (1)
Net realized and unrealized gain (loss) on investments	1.41		0.76	1.29	0.32	(1.97)	3.40
Total from investment operations	1.52		1.06	1.56	0.67	(1.65)	3.57

Less distributions from:
Net investment income	(0.43)		(0.44)	(0.40)	(0.31)	(0.30)	(0.17)

Net asset value, end of period	$12.43		$11.34	$10.72	$9.56	$9.20	$11.15

Total return	13.48	%(2)	10.33%	16.83%	7.72%	(15.07)%	46.51%
Net assets, end of period (000s)	$218,743		$203,592	$207,819	$190,083	$17,439	$24,222
Ratio of net expenses to average net assets	1.04	%(3)	1.04%	1.04%	1.05%	1.24%	1.32%
Ratio of gross expenses to average net assets(4)	1.30	%(3)	1.34%	1.34%	1.34%	1.54%	1.61%
Ratio of net investment income to average net assets	1.78	%(3)	2.87%	2.75%	3.82%	3.05%	1.83%
Portfolio turnover rate	6%		17%	13%	12%	19%	22%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$11.38		$10.85		$10.59		$12.00		$13.95	$11.02

Income from investment operations:
Net investment income	0.19	(1)	0.28	(1)	0.29	(1)	0.29	(1)	0.15 (1)	0.17 (1)
Net realized and unrealized gain (loss) on investments	(0.26)		0.61		0.31		(0.91)		(0.85)	3.20
Total from investment operations	(0.07)		0.89		0.60		(0.62)		(0.70)	3.37

Less distributions from:
Net investment income	(0.27)		(0.32)		(0.30)		(0.19)		(0.13)	(0.29)
Capital gains	(0.08)		(0.04)		(0.04)		(0.60)		(1.12)	(0.15)
Total distributions	(0.35)		(0.36)		(0.34)		(0.79)		(1.25)	(0.44)

Net asset value, end of period	$10.96		$11.38		$10.85		$10.59		$12.00	$13.95

Total return	(0.58	)%(2)	8.29%		5.61%		(4.95)%		(6.51)%	31.57%
Net assets, end of period (000s)	$114,469		$118,725		$123,998		$125,155		$15,527	$23,828
Ratio of net expenses to average net assets	0.76	%(3)(4)	0.77	%(4)	0.76	%(4)	0.77	%(4)	0.95%	0.95%
Ratio of gross expenses to average net assets(5)	0.87	%(3)(6)	0.86	%(6)	0.86	%(6)	0.87	%(6)	1.02%	1.05%
Ratio of net investment income to average net assets	3.32	%(3)	2.41%		2.73%		2.67%		1.04%	1.44%
Portfolio turnover rate	5%		5%		2%		2%		2%	4%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:

Period ended December 31, 2025 0.75%
Year ended June 30, 2025 0.75%
Year ended June 30, 2024 0.75%
Year ended June 30, 2023 0.76%

(5)	Gross expenses before waivers of expenses.
(6)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the period and the prior three fiscal years was as follows:

Period ended December 31, 2025 0.86%
Year ended June 30, 2025 0.84%
Year ended June 30, 2024 0.85%
Year ended June 30, 2023 0.86%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2025		Year Ended June 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.26		$11.70	$10.80	$10.59	$12.16	$9.54

Income from investment operations:
Net investment income	0.30	(1)	0.33 (1)	0.26 (1)	0.26 (1)	0.16 (1)	0.14 (1)
Net realized and unrealized gain (loss) on investments	0.84		0.98	1.11	0.79	(1.19)	3.01
Total from investment operations	1.14		1.31	1.37	1.05	(1.03)	3.15

Less distributions from:
Net investment income	(0.34)		(0.38)	(0.21)	(0.27)	(0.16)	(0.20)
Capital gains	(0.41)		(0.37)	(0.26)	(0.57)	(0.38)	(0.33)
Total distributions	(0.75)		(0.75)	(0.47)	(0.84)	(0.54)	(0.53)

Net asset value, end of period	$12.65		$12.26	$11.70	$10.80	$10.59	$12.16

Total return	9.30	%(2)	11.69%	12.87%	10.57%	(8.97)%	33.71%
Net assets, end of period (000s)	$22,645		$21,149	$21,922	$22,269	$23,172	$27,169
Ratio of net expenses to average net assets(3)	0.00	%(4)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(3)(5)	0.87	%(4)	0.88%	0.86%	0.78%	0.67%	0.69%
Ratio of net investment income to average net assets(3)(6)	4.61	%(4)	2.79%	2.31%	2.46%	1.38%	1.24%
Portfolio turnover rate	8%		9%	11%	115%	25%	11%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund commenced operations on July 1, 2015.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2025, the SA International Small Company Fund held approximately 1.92% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. Financial statements and other information about the DFA International Small Company Portfolio are available at https://www.dimensional.com.

The SA Worldwide Moderate Growth Fund invested substantially all of its assets in the Underlying SA Funds. The Underlying SA Funds managed by Focus Partners Advisor Solutions, LLC (formerly, Buckingham Strategic Partners, LLC) (the “Adviser”) comprise various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees (the “Board” or “Trustees”) pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated the Adviser as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee or Valuation Designee’s own assumptions used to determine the fair value of investments).

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

The tables below provide a summary of the inputs as of December 31, 2025, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2025
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$59,384,962	$—		$59,384,962
Corporate Bonds and Notes	—	239,850,864	—		239,850,864
U.S. Government & Agency Obligations	—	145,532,563	—		145,532,563
Short-Term Investments	2,997,461	—	—		2,997,461
Total Investments	$2,997,461	$444,768,389	$—		$447,765,850
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$535,979,878	$—		$535,979,878
Short-Term Investments	6,915,053	—	—		6,915,053
Other Financial Instruments Forward Foreign Currency Exchange Contracts	—	251,680	—		251,680
Total Investments	$6,915,053	$536,231,558	$—		$543,146,611
Liabilities
Other Financial Instruments Forward Foreign Currency Exchange Contracts	$—	$(4,305,076)	$—		$(4,305,076)
SA U.S. Core Market Fund
Assets
Common Stocks	$669,172,994	$—	$0	†	$669,172,994
Mutual Funds	30,933,860	—	—		30,933,860
Short-Term Investments	1,926,267	—	—		1,926,267
Total Investments	$702,033,121	$—	$0		$702,033,121
SA U.S. Value Fund
Assets
Common Stocks	$564,911,479	$—	$—		$564,911,479
Short-Term Investments	1,557,255	—	—		1,557,255
Total Investments	$566,468,734	$—	$—		$566,468,734
SA U.S. Small Company Fund
Assets
Common Stocks	$309,807,055	$—	$19,426	†	$309,826,481
Rights And Warrants	226	—	—		226
Short-Term Investments	1,823,800	—	—		1,823,800
Total Investments	$311,631,081	$—	$19,426		$311,650,507

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2025
SA International Value Fund
Assets
Common Stocks	$611,847,014	$—	$—		$611,847,014
Preferred Stocks	3,799,136	—	—		3,799,136
Short-Term Investments	10,246,599	—	—		10,246,599
Total Investments	$625,892,749	$—	$—		$625,892,749
SA International Small Company Fund
Assets
Mutual Funds	$280,945,937	$—	$—		$280,945,937
Total Investments	$280,945,937	$—	$—		$280,945,937
SA Emerging Markets Value Fund
Assets
Common Stocks	$218,786,916	$5,163	$0	†	$218,792,079
Preferred Stocks	1,598,103	—	—		1,598,103
Rights and Warrants	—	438	—		438
Short-Term Investments	1,983,697	—	—		1,983,697
Total Investments	$222,368,716	$5,601	$0		$222,374,317
SA Real Estate Securities Fund
Assets
Common Stocks	$113,444,721	$—	$—		$113,444,721
Short-Term Investments	679,173	—	—		679,173
Total Investments	$114,123,894	$—	$—		$114,123,894
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$22,653,407	$—	$—		$22,653,407
Total Investments	$22,653,407	$—	$—		$22,653,407

†	Contains securities with a market value of zero.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. There were no significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of December 31, 2025, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$300,967	$307,500	$—	$307,500
SA U.S. Core Market Fund	548,871	148,934	415,267	564,201
SA U.S. Value Fund	771,336	28,808	758,964	787,772
SA U.S. Small Company Fund	11,997,040	1,348,739	10,931,886	12,280,625
SA International Value Fund	47,968,530	9,738,326	40,382,777	50,121,103
SA Emerging Markets Value Fund	5,511,511	1,325,702	4,461,874	5,787,576
SA Real Estate Securities Fund	951,112	246,598	727,190	973,788
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of December 31, 2025
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$307,500	$—	$—	$—	$307,500
Total Borrowings	$307,500	$—	$—	$—	$307,500
Gross amount of recognized liabilities for securities lending transactions					$307,500
SA U.S. Core Market Fund
Government Money Market	$148,934	$—	$—	$—	$148,934
Total Borrowings	$148,934	$—	$—	$—	$148,934
Gross amount of recognized liabilities for securities lending transactions					$148,934
SA U.S. Value Fund
Government Money Market	$28,808	$—	$—	$—	$28,808
Total Borrowings	$28,808	$—	$—	$—	$28,808
Gross amount of recognized liabilities for securities lending transactions					$28,808
SA U.S. Small Company Fund
Government Money Market	$1,348,740	$—	$—	$—	$1,348,740
Total Borrowings	$1,348,740	$—	$—	$—	$1,348,740
Gross amount of recognized liabilities for securities lending transactions					$1,348,740
SA International Value Fund
Government Money Market	$9,738,326	$—	$—	$—	$9,738,326
Total Borrowings	$9,738,326	$—	$—	$—	$9,738,326
Gross amount of recognized liabilities for securities lending transactions					$9,738,326
SA Emerging Markets Value Fund
Government Money Market	$1,325,702	$—	$—	$—	$1,325,702
Total Borrowings	$1,325,702	$—	$—	$—	$1,325,702
Gross amount of recognized liabilities for securities lending transactions					$1,325,702
SA Real Estate Securities Fund
Government Money Market	$246,598	$—	$—	$—	$246,598
Total Borrowings	$246,598	$—	$—	$—	$246,598
Gross amount of recognized liabilities for securities lending transactions					$246,598

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the SA Global Fixed Income Fund’s use of derivative instruments and hedging activities at December 31, 2025, on a gross basis:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign currency	$251,680	$4,305,076	$(914,990)	$4,910,224
(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2025:

Counterparty	Gross Amount of Assets Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
State Street Bank and Trust Co.	$251,680	$(251,680)	$—	$—

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2025:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Pledged	Net Amount
State Street Bank and Trust Co.	$(4,305,076)	$251,680	$—	$(4,053,396)

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

For the six months ended December 31, 2025, the average monthly notional amount of SA Global Fixed Income Fund’s forward foreign currency exchange contracts was $322,553,303.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2025, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of December 31, 2025, SA Emerging Markets Value Fund recorded a deferred liability for potential future India and Thailand capital gains taxes of $2,956,427 and $34,323, respectively.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2025, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

The Trust’s management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2021-2023), or expected to be taken in the Funds’ 2024 tax returns.

As of June 30, 2025, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
SA U.S. Fixed Income Fund	$(26,903,519)	$(4,221,690)
SA Global Fixed Income Fund	(30,479,611)	(35,031,048)
U.S. Small Company Fund	(55,016)	(3,589,334)
SA Emerging Markets Value Fund	—	(6,832,692)

At December 31, 2025, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$442,981,970	$5,103,071	$(319,191)	$4,783,880
SA Global Fixed Income Fund	534,549,635	9,205,764	(4,913,864)	4,291,900
SA U.S. Core Market Fund	106,638,977	595,797,095	(402,951)	595,394,144
SA U.S. Value Fund	310,305,654	273,103,719	(16,940,639)	256,163,080
SA U.S. Small Company Fund	142,365,168	177,388,986	(8,103,647)	169,285,339
SA International Value Fund	370,100,977	262,671,663	(6,879,891)	255,791,772
SA International Small Company Fund	109,415,243	171,530,694	—	171,530,694
SA Emerging Markets Value Fund	158,620,764	81,233,167	(17,479,614)	63,753,553
SA Real Estate Securities Fund	69,852,404	47,834,634	(3,563,144)	44,271,490
SA Worldwide Moderate Growth Fund	17,825,272	4,828,135	—	4,828,135

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT (Real Estate Investment Trust) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, partnership basis adjustments, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

For the advisory and administrative services provided to the Funds under the Investment Advisory Agreement, the Adviser is entitled to receive from each Fund a fee computed daily and payable monthly at the annual rate set forth below:

Fund	Advisory and Administrative Fee
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%

The SA Worldwide Moderate Growth Fund does not have an advisory and administrative fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.20%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.36%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.15% of the average daily net assets of each Fund. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to an SA Fund to the extent each SA Fund’s shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2028, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund Expense Limitation (Shown is the resulting ratio of total annual fund operating expenses expressed as a percentage)	Expense Limitation
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

Trustees’ Fees and Expenses — The Trustees of the Trust received an annual retainer fee of $133,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an annual supplemental compensation of $13,300 per year.

Effective January 1, 2026, the Trustees of the Trust receive an annual retainer fee of $140,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2026, the Chairman of the Board receives an annual supplemental compensation of $14,000 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2025 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$42,097,770	$47,269,036	$60,130,276	$29,541,328
SA Global Fixed Income Fund	2,371,239	84,465,612	4,696,875	86,151,830
SA U.S. Core Market Fund	—	2,235,341	—	6,987,165
SA U.S. Value Fund	—	37,713,069	—	35,221,360
SA U.S. Small Company Fund	—	15,607,981	—	14,949,700
SA International Value Fund	—	12,673,507	—	58,092,146
SA International Small Company Fund	—	9,658,872	—	23,057,000
SA Emerging Markets Value Fund	—	12,784,139	—	21,756,099
SA Real Estate Securities Fund	—	7,684,321	—	5,792,813
SA Worldwide Moderate Growth Fund	—	2,076,047	—	1,826,377

4. Liquidity

Certain Funds are permitted to participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. ReFlow’s purchases of fund shares through the liquidity program are made

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in participating Funds and request that such redemption be met in kind in accordance with the Funds’ redemption in-kind policies.

During the six months ended December 31, 2025, the following Funds utilized ReFlow. The shares and amounts ReFlow subscribed to and redemptions-in-kind were as follows:

Fund	Shares ReFlow Subscribed to	Amount ReFlow Subscribed to	Redemptions- in-kind Shares	Redemptions- in-kind Amount
SA U.S. Core Market Fund	722,760	$29,246,553	(738,516)	$(29,850,203)
SA U.S. Value Fund	850,008	20,693,860	(853,882)	(20,806,600)
SA U.S. Small Company Fund	347,548	10,831,215	(352,780)	(10,985,961)
SA Real Estate Securities Fund	418,165	4,756,999	(427,773)	(4,859,987)

5. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2025 follows:

Affiliated Investment Companies	Beginning Value as of June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
SA U.S. Fixed Income Fund	$3,147,593	$419,896	$(184,187)	$1,270	$7,750	$3,392,322	350,809	$69,822	$—
SA Global Fixed Income Fund	3,135,097	528,675	(175,776)	246	(95,325)	3,392,917	390,889	158,195	—
SA U.S. Core Market Fund	3,570,139	210,229	(339,734)	113,049	217,678	3,771,361	90,920	20,779	4,082
SA U.S. Value Fund	3,567,368	277,470	(332,083)	55,255	230,708	3,798,718	154,419	55,876	87,859
SA U.S. Small Company Fund	1,417,516	82,797	(114,383)	16,178	103,909	1,506,017	47,344	7,900	—
SA International Value Fund	4,279,589	335,201	(513,951)	135,694	347,661	4,584,194	262,104	134,265	104,509
SA Emerging Markets Value Fund	1,420,767	118,238	(144,639)	30,612	106,925	1,531,903	123,242	51,319	—
SA Real Estate Securities Fund	619,394	103,541	(21,625)	(1,652)	(23,683)	675,975	61,677	15,899	5,044
Totals	$21,157,463	$2,076,047	$(1,826,378)	$350,652	$895,623	$22,653,407		$514,055	$201,494

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2025 (Unaudited) (Continued)

6. Recent Accounting Pronouncement

In this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. The Trust’s President and Treasurer collectively act as the Funds’ Chief Operating Decision Maker.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

SA FUNDS
ADDITIONAL INFORMATION (Unaudited)

Additional Information

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 or by visiting the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number, emailing fundadministration@focuspartners.com, visiting the Funds’ website at http://www.sa-funds.com, or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT with every third month made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust

c/o Focus Partners Advisor Solutions, LLC

190 Carondelet Plaza

Suite 600

St. Louis, MO 63105

Toll-free: 1-844-366-0905

Website: http://www.sa-funds.com

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

Not applicable

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

SA FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Remuneration Paid to Directors, Officers, and Others of Open-end Investment Companies is included as part of the Financial Statements under the heading “Trustees’ Fees and Expenses.”

Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contracts (Item 11 of Form N-CSR)

Not applicable.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Jonathan Scheid, the registrant’s President and Chief Executive Officer, and Dan Anderson, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) and evaluated their effectiveness. Based on their review, Messrs. Scheid and Anderson determined that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the registrant on Form N-CSR is:

(i) recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms; and

(ii) accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer

Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer

Date:	March 9, 2026

By:	/s/Dan Anderson
Dan Anderson
Treasurer and Chief Financial and Accounting Officer

Date:	March 9, 2026

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